UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Growth Leaders Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the six-month period ended April 30, 2012

Lord Abbett Securities Trust Semiannual Report
For the six-month period ended April 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Securities Trust for the six-month period ended April 30, 2012. For additional information about the Trust, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 through April 30, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/11 – 4/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,113.70	$1.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.62	$1.26
Class B
Actual	$1,000.00	$1,109.20	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$5.02
Class C
Actual	$1,000.00	$1,109.50	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.97
Class F
Actual	$1,000.00	$1,114.50	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.37	$0.50
Class I
Actual	$1,000.00	$1,114.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.86	$0.00
Class R2
Actual	$1,000.00	$1,111.80	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class R3
Actual	$1,000.00	$1,112.10	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.99% for Class C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Portfolio Allocation
April 30, 2012

Portfolio Allocation	%*
Equity	99.96%
Short-Term Investment	0.04%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,093.80	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.37
Class B
Actual	$1,000.00	$1,090.60	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.30	$8.62
Class C
Actual	$1,000.00	$1,090.00	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.62
Class F
Actual	$1,000.00	$1,095.40	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.12
Class I
Actual	$1,000.00	$1,094.80	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.62
Class P
Actual	$1,000.00	$1,093.40	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.87
Class R2
Actual	$1,000.00	$1,092.00	$6.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.62
Class R3
Actual	$1,000.00	$1,092.70	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.81	$6.12

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.07% for Class A, 1.72% for Classes B and C, 0.82% for Class F, 0.72% for Class I, 1.17% for Class P, 1.32% for Class R2 and 1.22% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	12.65%
Consumer Staples	5.59%
Energy	7.75%
Financials	23.22%
Health Care	15.89%
Industrials	14.55%

Sector*	%**
Information Technology	11.11%
Materials	7.16%
Utilities	0.73%
Short-Term Investment	1.35%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,108.30	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.27
Class C
Actual	$1,000.00	$1,105.00	$7.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.52
Class F
Actual	$1,000.00	$1,109.70	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.02
Class I
Actual	$1,000.00	$1,110.80	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.51
Class R2
Actual	$1,000.00	$1,110.40	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.47	$2.51
Class R3
Actual	$1,000.00	$1,110.40	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.43	$2.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.50% for Class C, 0.60% for Class F, 0.50% for Class I, 0.50% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	19.53%
Consumer Staples	6.03%
Energy	5.87%
Financials	3.64%
Health Care	13.55%
Industrials	13.92%
Information Technology	36.57%
Short-Term Investment	0.89%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,043.50	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class B
Actual	$1,000.00	$1,040.50	$8.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$8.87
Class C
Actual	$1,000.00	$1,040.30	$8.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$8.77
Class F
Actual	$1,000.00	$1,044.80	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.37
Class I
Actual	$1,000.00	$1,045.10	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	$3.87
Class P
Actual	$1,000.00	$1,042.70	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.12
Class R2
Actual	$1,000.00	$1,042.30	$6.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.04	$6.87
Class R3
Actual	$1,000.00	$1,043.20	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.32

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Class B, 1.75% for Class C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	8.59%
Consumer Staples	12.09%
Energy	6.52%
Financials	20.85%
Health Care	8.39%
Industrials	12.46%

Sector*	%**
Information Technology	8.00%
Materials	9.32%
Telecommunication Services	5.78%
Utilities	6.36%
Short-Term Investment	1.64%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,030.90	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.62
Class C
Actual	$1,000.00	$1,027.10	$8.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.13	$8.82
Class F
Actual	$1,000.00	$1,032.00	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.32
Class I
Actual	$1,000.00	$1,031.00	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.87
Class R2
Actual	$1,000.00	$1,027.80	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.19	$6.72
Class R3
Actual	$1,000.00	$1,029.70	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.32

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.76% for Class C, 0.86% for Class F, 0.77% for Class I, 1.34% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	10.16%
Consumer Staples	9.02%
Energy	4.22%
Financials	22.69%
Health Care	2.22%
Industrials	11.07%

Sector*	%**
Information Technology	4.29%
Materials	5.23%
Telecommunication Services	15.21%
Utilities	12.44%
Short-Term Investment	3.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,093.30	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$7.62
Class B
Actual	$1,000.00	$1,089.80	$11.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.09	$10.87
Class C
Actual	$1,000.00	$1,090.30	$11.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.19	$10.77
Class F
Actual	$1,000.00	$1,093.90	$6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.54	$6.37
Class I
Actual	$1,000.00	$1,094.80	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.87
Class P
Actual	$1,000.00	$1,092.50	$8.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$8.12
Class R2
Actual	$1,000.00	$1,091.70	$9.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$8.87
Class R3
Actual	$1,000.00	$1,092.90	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.22

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.52% for Class A, 2.17% for Class B, 2.15% for Class C, 1.27% for Class F, 1.17% for Class I, 1.62% for Class P, 1.77% for Class R2 and 1.64% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	17.17%
Consumer Staples	9.66%
Energy	7.55%
Financials	13.73%
Health Care	3.66%
Industrials	20.73%

Sector*	%**
Information Technology	14.58%
Materials	7.07%
Telecommunication Services	0.77%
Utilities	2.43%
Short-Term Investment	2.65%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Large Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,111.80	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.96	$6.97
Class B
Actual	$1,000.00	$1,108.90	$10.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.78	$10.17
Class C
Actual	$1,000.00	$1,108.70	$10.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.80	$10.17
Class F
Actual	$1,000.00	$1,113.50	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.28	$5.62
Class I
Actual	$1,000.00	$1,113.60	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.72	$5.17
Class P
Actual	$1,000.00	$1,111.50	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.42
Class R2
Actual	$1,000.00	$1,114.60	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.07
Class R3
Actual	$1,000.00	$1,111.90	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.19	$7.72

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.03% for Classes B and C, 1.12% for Class F, 1.03% for Class I, 1.48% for Class P, 1.01% for Class R2 and 1.54% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2012

Sector*	%**
Consumer Discretionary	10.74%
Consumer Staples	7.15%
Energy	14.48%
Financials	22.68%
Health Care	12.65%
Industrials	8.16%

Sector*	%**
Information Technology	8.19%
Materials	5.26%
Telecommunication Services	4.49%
Utilities	2.48%
Short-Term Investment	3.72%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,086.70	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.43	$6.47
Class B
Actual	$1,000.00	$1,083.00	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.20	$9.72
Class C
Actual	$1,000.00	$1,083.70	$10.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.20	$9.72
Class F
Actual	$1,000.00	$1,088.40	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.22
Class I
Actual	$1,000.00	$1,088.30	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.72
Class P
Actual	$1,000.00	$1,086.40	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.93	$6.97
Class R2
Actual	$1,000.00	$1,085.50	$7.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.72
Class R3
Actual	$1,000.00	$1,086.10	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.22

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.29% for Class A, 1.94% for Classes B and C, 1.04% for Class F, 0.94% for Class I, 1.39% for Class P, 1.54% for Class R2 and 1.44% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	12.20%
Consumer Staples	3.54%
Energy	5.98%
Financials	18.71%
Health Care	7.91%
Industrials	18.41%

Sector*	%**
Information Technology	15.21%
Materials	10.72%
Utilities	5.06%
Short-Term Investment	2.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
ALPHA STRATEGY FUND April 30, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,056,054	$188,431
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	14,096,914	187,630
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,749,652	92,397
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,496,063	93,415
Lord Abbett Equity Trust - Small-Cap Blend Fund - Class I*(d)	5,459,006	92,530
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	5,255,294	186,353
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	5,656,653	94,070

Total Investments in Underlying Funds (cost $806,019,216)		934,826

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement
Repurchase Agreement dated 04/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $360,000 of Federal Home Loan Bank at 0.24% due 7/25/2013; value: $359,909; proceeds: $351,078 (cost $351,078)	$351	$351

Total Investments in Securities 99.99% (cost $806,370,294)		935,177

Other Assets in Excess of Liabilities 0.01%		74

Net Assets 100.00%		$935,251

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)
FUNDAMENTAL EQUITY FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.32%

Aerospace & Defense 2.27%
Rockwell Collins, Inc.	670,000	$37,446
United Technologies Corp.	942,700	76,962

Total		114,408

Air Freight & Logistics 0.91%
FedEx Corp.	520,000	45,885

Airlines 0.42%
United Continental Holdings, Inc.*	955,624	20,947

Automobiles 1.61%
Ford Motor Co.	7,200,000	81,216

Beverages 1.79%
Beam, Inc.	345,000	19,589
Coca-Cola Co. (The)	521,900	39,831
Diageo plc ADR	305,000	30,842

Total		90,262

Biotechnology 2.54%
Celgene Corp.*	1,118,581	81,567
Onyx Pharmaceuticals, Inc.*	1,018,800	46,365

Total		127,932

Capital Markets 5.16%
Affiliated Managers Group, Inc.*	371,956	42,262
Franklin Resources, Inc.	378,500	47,506
Lazard Ltd. Class A	1,100,000	30,261
LPL Investment Holdings, Inc.*	203,300	7,296
Morgan Stanley	3,200,000	55,296
Raymond James Financial, Inc.	1,140,000	41,747
State Street Corp.	760,000	35,127

Total		259,495

Chemicals 3.53%
Air Products & Chemicals, Inc.	590,000	50,439
Albemarle Corp.	364,400	23,795
Ashland, Inc.	550,000	36,228
PPG Industries, Inc.	440,000	46,306
Sigma-Aldrich Corp.	295,000	20,916

Total		177,684

Commercial Banks 5.94%
BB&T Corp.	1,137,900	36,458
City National Corp.	427,200	22,753
Commerce Bancshares, Inc.	310,000	12,431
Cullen/Frost Bankers, Inc.	718,300	42,351
Fifth Third Bancorp	1,662,688	23,660
PNC Financial Services Group, Inc. (The)	1,219,700	80,891
Signature Bank*	315,000	20,692
U.S. Bancorp	1,860,000	59,836

Total		299,072

Commercial Services & Supplies 0.49%
Dun & Bradstreet Corp. (The)	320,000	24,890

Communications Equipment 0.63%
QUALCOMM, Inc.	495,000	31,601

Computers & Peripherals 0.92%
EMC Corp.*	1,638,200	46,214

Construction & Engineering 2.70%
Jacobs Engineering Group, Inc.*	1,285,000	56,321
URS Corp.	1,920,400	79,332

Total		135,653

Construction Materials 0.05%
Eagle Materials, Inc.	76,271	2,686

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FUNDAMENTAL EQUITY FUND April 30, 2012

Investments	Shares	Fair Value (000)

Consumer Finance 1.98%
Capital One Financial Corp.	1,800,000	$99,864

Containers & Packaging 0.53%
Greif, Inc. Class A	500,000	26,820

Diversified Financial Services 2.51%
JPMorgan Chase & Co.	2,939,000	126,318

Electric: Utilities 0.73%
NextEra Energy, Inc.	570,000	36,679

Electronic Equipment, Instruments & Components 1.98%
Anixter International, Inc.*	990,000	67,894
Arrow Electronics, Inc.*	760,000	31,958

Total		99,852

Energy Equipment & Services 2.96%
GulfMark Offshore, Inc. Class A*	280,000	13,488
Halliburton Co.	2,050,000	70,151
Schlumberger Ltd.	355,700	26,371
Superior Energy Services, Inc.*	780,000	20,998
Tidewater, Inc.	323,300	17,791

Total		148,799

Food & Staples Retailing 0.90%
CVS Caremark Corp.	1,015,000	45,289

Food Products 2.88%
Archer Daniels
Midland Co.	2,475,000	76,304
Bunge Ltd.	1,065,000	68,693

Total		144,997

Health Care Providers & Services 7.44%
CIGNA Corp.	1,400,000	64,722
Community Health Systems, Inc.*	1,779,215	43,306
DaVita, Inc.*	640,476	56,733
Express Scripts Holding Co.*	1,710,400	95,423
McKesson Corp.	520,000	47,533
UnitedHealth Group, Inc.	785,000	44,078
WellPoint, Inc.	335,400	22,747

Total		374,542

Hotels, Restaurants & Leisure 0.81%
Darden Restaurants, Inc.	589,994	29,547
Las Vegas Sands Corp.	198,400	11,009

Total		40,556

Household Durables 0.75%
Harman International Industries, Inc.	760,000	37,681

Insurance 6.89%
ACE Ltd. (Switzerland)(a)	790,000	60,016
Berkshire Hathaway, Inc. Class B*	1,230,000	98,954
Marsh & McLennan Cos., Inc.	1,564,251	52,324
Prudential Financial, Inc.	987,100	59,759
Travelers Cos., Inc. (The)	1,175,000	75,576

Total		346,629

Internet Software & Services 1.14%
eBay, Inc.*	1,400,000	57,470

Life Sciences Tools & Services 2.17%
Life Technologies Corp.*	520,200	24,116
Thermo Fisher Scientific, Inc.	1,530,000	85,145

Total		109,261

Machinery 5.78%
Dover Corp.	1,193,373	74,777
Eaton Corp.	995,600	47,968
Flowserve Corp.	280,000	32,180
Kennametal, Inc.	668,800	28,244
Nordson Corp.	560,000	30,184
Pall Corp.	520,000	30,997

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
FUNDAMENTAL EQUITY FUND April 30, 2012

Investments	Shares	Fair Value (000)

Machinery (continued)
Parker Hannifin Corp.	338,400	$29,674
Trinity Industries, Inc.	575,000	17,020

Total		291,044

Media 5.47%
Interpublic Group of Cos., Inc. (The)	7,700,000	90,937
Omnicom Group, Inc.	1,739,482	89,253
Time Warner, Inc.	1,375,000	51,507
Walt Disney Co. (The)	1,015,000	43,757

Total		275,454

Metals & Mining 2.01%
Freeport-McMoRan Copper & Gold, Inc.	1,128,600	43,225
Reliance Steel & Aluminum Co.	1,040,000	58,126

Total		101,351

Multi-Line Retail 1.57%
J.C. Penney Co., Inc.	500,000	18,030
Macy’s, Inc.	815,000	33,431
Target Corp.	476,000	27,580

Total		79,041

Oil, Gas & Consumable Fuels 4.77%
Anadarko Petroleum Corp.	825,000	60,398
Apache Corp.	350,000	33,579
Devon Energy Corp.	407,000	28,429
Exxon Mobil Corp.	835,300	72,120
Imperial Oil Ltd. (Canada)(a)	455,000	21,198
Range Resources Corp.	365,000	24,331

Total		240,055

Paper & Forest Products 1.01%
International Paper Co.	1,525,000	50,798

Pharmaceuticals 3.68%
Teva Pharmaceutical Industries Ltd. ADR	2,095,000	95,825
Warner Chilcott plc Class A (Ireland)*(a)	624,900	13,592
Watson Pharmaceuticals, Inc.*	1,007,400	75,918

Total		185,335

Professional Services 1.14%
Manpower, Inc.	1,351,274	57,564

Real Estate Management & Development 0.67%
Jones Lang LaSalle, Inc.	420,000	33,575

Road & Rail 0.79%
CSX Corp.	976,208	21,779
Kansas City Southern	230,000	17,715

Total		39,494

Semiconductors & Semiconductor Equipment 5.09%
Broadcom Corp. Class A*	1,833,800	67,117
Intel Corp.	1,560,080	44,306
Lam Research Corp.*	1,035,000	43,108
Texas Instruments, Inc.	2,550,000	81,447
Xilinx, Inc.	560,000	20,373

Total		256,351

Software 1.31%
Adobe Systems, Inc.*	149,766	5,026
Intuit, Inc.	262,000	15,188
Microsoft Corp.	1,419,757	45,461

Total		65,675

Specialty Retail 2.40%
Guess?, Inc.	1,300,400	38,076
Home Depot, Inc. (The)	1,200,000	62,148
Penske Automotive Group, Inc.	775,000	20,491

Total		120,715

Total Common Stocks (cost $4,270,345,514)		4,949,154

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
FUNDAMENTAL EQUITY FUND April 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.35%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $54,440,000 of Federal Home Loan Bank at 0.35% due 7/17/2013 and $14,720,000 of Federal Home Loan Bank at 0.24% due 7/25/2013; value: $69,224,322; proceeds: $67,865,900 (cost $67,865,881)	$67,866	$67,866

Total Investments in Securities 99.67% (cost $4,338,211,395)		5,017,020

Other Assets in Excess of Liabilities 0.33%		16,549

Net Assets 100.00%		$5,033,569

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)
GROWTH LEADERS FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.90%

Aerospace & Defense 4.14%
BE Aerospace, Inc.*	6,775	$319
Boeing Co. (The)	5,164	396
Hexcel Corp.*	11,274	309

Total		1,024

Airlines 1.14%
Copa Holdings SA
Class A (Panama)(a)	3,472	282

Automobiles 1.05%
Tesla Motors, Inc.*	7,827	259

Beverages 1.27%
Monster Beverage Corp.*	4,853	315

Biotechnology 3.75%
Biogen Idec, Inc.*	2,635	353
Incyte Corp.*	12,511	284
Regeneron Pharmaceuticals, Inc.*	2,139	289

Total		926

Capital Markets 1.35%
Affiliated Managers
Group, Inc.*	2,939	334

Commercial Banks 2.24%
SVB Financial Group*	4,005	257
U.S. Bancorp	9,252	297

Total		554

Communications Equipment 2.41%
QUALCOMM, Inc.	9,317	595

Computers & Peripherals 6.38%
Apple, Inc.*	1,516	886
Fusion-io, Inc.*	6,754	173
Stratasys, Inc.*	4,665	239
Teradata Corp.*	4,018	280

Total		1,578

Electronic Equipment, Instruments & Components 1.14%
Trimble Navigation Ltd.*	5,186	281

Energy Equipment & Services 1.14%
Core Laboratories NV (Netherlands)(a)	2,061	282

Food & Staples Retailing 2.24%
Fresh Market, Inc. (The)*	5,122	262
Whole Foods Market, Inc.	3,507	291

Total		553

Health Care Equipment & Supplies 3.27%
Align Technology, Inc.*	11,632	369
Intuitive Surgical, Inc.*	761	440

Total		809

Health Care Providers & Services 2.53%
Express Scripts Holding Co.*	6,810	380
UnitedHealth Group, Inc.	4,377	246

Total		626

Health Care Technology 1.10%
SXC Health Solutions Corp.*	3,016	273

Hotels, Restaurants & Leisure 2.28%
Las Vegas Sands Corp.	5,161	287
Panera Bread Co. Class A*	1,748	276

Total		563

Information Technology Services 3.75%
MasterCard, Inc. Class A	1,094	495
Visa, Inc. Class A	3,512	432

Total		927

Internet & Catalog Retail 3.44%
Amazon.com, Inc.*	2,076	482
priceline.com, Inc.*	484	368

Total		850

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
GROWTH LEADERS FUND April 30, 2012

Investments	Shares	Fair Value (000)

Internet Software & Services 6.32%
CoStar Group, Inc.*	3,457	$252
eBay, Inc.*	12,026	494
LinkedIn Corp. Class A*	2,714	294
MercadoLibre, Inc. (Argentina)(a)	2,665	258
Rackspace Hosting, Inc.*	4,530	263

Total		1,561

Machinery 3.79%
Chart Industries, Inc.*	4,513	345
Cummins, Inc.	2,857	331
Wabtec Corp.	3,341	260

Total		936

Oil, Gas & Consumable Fuels 4.66%
Continental Resources, Inc.*	5,710	510
Energy XXI Bermuda Ltd.*	8,450	318
Pioneer Natural Resources Co.	2,785	323

Total		1,151

Personal Products 2.45%
Estee Lauder Cos., Inc. (The)
Class A	4,870	318
Herbalife Ltd.	4,073	287

Total		605

Pharmaceuticals 2.73%
Allergan, Inc.	3,982	382
Watson Pharmaceuticals, Inc.*	3,866	292

Total		674

Professional Services 2.32%
Robert Half International, Inc.	8,031	239
Verisk Analytics, Inc. Class A*	6,820	334

Total		573

Road & Rail 2.36%
J.B. Hunt Transport Services, Inc.	4,716	261
Kansas City Southern	4,185	322

Total		583

Semiconductors & Semiconductor Equipment 1.25%
Intel Corp.	10,919	310

Software 14.87%
Ariba, Inc.*	6,757	258
Citrix Systems, Inc.*	3,931	336
Concur Technologies, Inc.*	4,824	273
Microsoft Corp.	15,075	483
Red Hat, Inc.*	8,195	488
salesforce.com, Inc.*	3,221	502
SolarWinds, Inc.*	6,650	312
Splunk, Inc.*	6,524	221
TIBCO Software, Inc.*	8,939	294
VMware, Inc. Class A*	4,552	509

Total		3,676

Specialty Retail 5.77%
Bed Bath & Beyond, Inc.*	4,755	335
Dick’s Sporting Goods, Inc.	5,576	282
PetSmart, Inc.	4,586	267
Sherwin-Williams Co. (The)	2,260	272
Tractor Supply Co.	2,752	271

Total		1,427

Textiles, Apparel & Luxury Goods 6.76%
lululemon athletica, Inc. (Canada)*(a)	3,476	258
Michael Kors Holdings Ltd. (Hong Kong)*(a)	6,073	277
NIKE, Inc. Class B	3,326	372

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(concluded)
GROWTH LEADERS FUND April 30, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	1,563	$269
Tumi Holdings, Inc.*	9,426	240
Under Armour, Inc. Class A*	2,590	254

Total		1,670

Total Common Stocks (cost $23,147,714)		24,197

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.87%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $220,000 of U.S. Treasury Note at 1.00% due 7/15/2013; value: $222,686; proceeds: $216,073 (cost $216,072)	$216	$216

Total Investments in Securities 98.77% (cost $23,363,786)		24,413

Other Assets in Excess of Liabilities 1.23%		304

Net Assets 100.00%		$24,717

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)
INTERNATIONAL CORE EQUITY FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 97.20%

COMMON STOCKS 96.47%

Australia 4.06%

Beverages 1.17%
Coca-Cola Amatil Ltd.	660,010	$8,562

Construction & Engineering 0.94%
Leighton Holdings Ltd.	318,324	6,829

Health Care Equipment & Supplies 0.12%
ResMed, Inc. CDI*	254,658	868

Health Care Providers & Services 1.07%
Sonic Healthcare Ltd.	591,063	7,766

Media 0.76%
Seven West Media Ltd.	1,785,905	5,508

Total Australia		29,533

Belgium 2.18%

Beverages
Anheuser-Busch InBev NV	219,937	15,852

Canada 1.80%

Metals & Mining
Yamana Gold, Inc.	889,200	13,071

China 0.60%

Automobiles
Dongfeng Motor Group Co., Ltd. Class H	2,212,000	4,362

Finland 0.93%

Electric: Utilities
Fortum OYJ	314,903	6,774

France 3.95%

Aerospace & Defense 0.96%
Safran SA	187,726	6,958

Construction & Engineering 0.90%
Vinci SA	142,144	6,585

Electrical Equipment 0.54%
Schneider Electric SA	64,115	3,939

Food & Staples Retailing 0.57%
Carrefour SA	204,913	4,116

Food Products 0.98%
Danone	100,964	7,103

Total France		28,701

Germany 6.08%

Air Freight & Logistics 1.48%
Deutsche Post AG Registered Shares	575,709	10,745

Electric: Utilities 0.97%
E. On AG	312,357	7,077

Health Care Equipment & Supplies 1.54%
Fresenius SE & Co. KGaA	112,016	11,180

Household Products 1.13%
Henkel KGaA	134,553	8,236

Software 0.96%
SAP AG	105,819	7,016

Total Germany		44,254

Hong Kong 4.95%

Auto Components 0.60%
Minth Group Ltd.	3,436,000	4,353

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Hong Kong (continued)

Chemicals 0.46%
Huabao International Holdings Ltd.	6,867,000	$3,347

Real Estate Management & Development 1.38%
New World Development Co., Ltd.	8,068,000	10,056

Water Utilities 1.03%
Guangdong Investment Ltd.	10,142,000	7,464

Wireless Telecommunication Services 1.48%
China Mobile Ltd.	974,500	10,795

Total Hong Kong		36,015

Indonesia 0.70%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	11,566,814	5,066

Ireland 1.59%

Pharmaceuticals
Shire plc	354,531	11,565

Israel 1.85%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	294,945	13,491

Italy 1.77%

Commercial Banks 0.74%
Intesa Sanpaolo SpA	3,577,516	5,413

Diversified Telecommunication Services 1.03%
Telecom Italia SpA*	6,558,084	7,452

Total Italy		12,865

Japan 16.71%

Automobiles 2.68%
Honda Motor Co., Ltd.	196,290	7,064
Toyota Motor Corp.	304,100	12,462

		19,526

Chemicals 0.99%
Asahi Kasei Corp.	1,164,000	7,194

Commercial Banks 1.12%
Bank of Yokohama Ltd. (The)	1,687,000	8,170

Consumer Finance 1.31%
ORIX Corp.	99,650	9,528

Electric: Utilities 0.38%
Kansai Electric Power Co., Inc. (The)	190,000	2,755

Electronic Equipment, Instruments & Components 1.38%
Hitachi Ltd.	1,580,000	10,063

Insurance 0.66%
NKSJ Holdings, Inc.	234,300	4,823

Office Electronics 1.42%
Canon, Inc.	227,500	10,312

Real Estate Management & Development 1.30%
Sumitomo Realty & Development Co., Ltd.	395,200	9,424

Road & Rail 1.72%
East Japan Railway Co.	200,700	12,487

Tobacco 0.93%
Japan Tobacco, Inc.	1,223	6,775

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Trading Companies & Distributors 2.82%
Mitsui & Co., Ltd.	661,300	$10,327
Sumitomo Corp.	716,400	10,181

		20,508

Total Japan		121,565

Netherlands 2.44%

Diversified Financial Services 1.05%
ING Groep NV CVA*	1,088,062	7,672

Food & Staples Retailing 1.39%
Koninklijke Ahold NV	795,092	10,085

Total Netherlands		17,757

Norway 2.80%

Commercial Banks 1.05%
DnB NOR ASA	707,646	7,629

Diversified Telecommunication Services 1.75%
Telenor ASA	693,820	12,754

Total Norway		20,383

Poland 0.81%

Electric: Utilities
PGE SA	981,139	5,874

Russia 0.50%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	314,200	3,626

Singapore 2.77%

Commercial Banks 1.01%
DBS Group Holdings Ltd.	652,100	7,356

Industrial Conglomerates 1.76%
Keppel Corp., Ltd.	1,436,400	12,826

Total Singapore		20,182

South Korea 3.72%

Automobiles 1.13%
Hyundai Motor Co.	34,600	8,220

Commercial Banks 1.03%
DGB Financial Group, Inc.	639,260	7,495

Semiconductors & Semiconductor Equipment 1.56%
Samsung Electronics Co., Ltd.	9,204	11,321

Total South Korea		27,036

Sweden 1.48%

Commercial Banks
Swedbank AB A Shares	651,130	10,782

Switzerland 4.72%

Chemicals 1.49%
Syngenta AG Registered Shares	30,755	10,799

Electrical Equipment 1.20%
ABB Ltd.*	476,874	8,690

Food Products 0.54%
Nestle SA Registered Shares	64,664	3,961

Insurance 1.49%
Swiss Re Ltd.*	173,023	10,847

Total Switzerland		34,297

Taiwan 2.58%

Computers & Peripherals 1.34%
Asustek Computer, Inc.	964,000	9,736

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Taiwan (continued)

Semiconductors & Semiconductor Equipment 1.24%
Siliconware Precision Industries Co. ADR	1,545,800	$9,012

Total Taiwan		18,748

Thailand 1.65%

Commercial Banks
Bangkok Bank Public Co., Ltd.	1,899,600	11,984

Turkey 0.92%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	1,524,267	6,683

United Kingdom 24.25%

Commercial Banks 2.31%
Barclays plc	1,995,686	7,069
HSBC Holdings plc	402,076	3,622
Lloyds Banking Group plc*	12,181,174	6,130

		16,821

Electric: Utilities 0.75%
SSE plc	255,455	5,477

Food Products 1.48%
Unilever plc	315,273	10,760

Insurance 2.31%
Aviva plc	1,099,025	5,496
Prudential plc	924,906	11,325

		16,821

Media 2.00%
British Sky Broadcasting Group plc	502,611	5,531
WPP plc	664,553	8,989

		14,520

Metals & Mining 4.48%
Anglo American plc	329,566	12,665
Vedanta Resources plc	267,111	5,276
Xstrata plc	764,618	14,611

		32,552

Multi-Utilities 1.41%
National Grid plc	952,894	10,292

Oil, Gas & Consumable Fuels 5.94%
Afren plc*	3,042,420	6,641
BG Group plc	420,018	9,887
Cairn Energy plc*	1,727,132	9,637
Tullow Oil plc	684,151	17,032

		43,197

Pharmaceuticals 1.46%
GlaxoSmithKline plc ADR	230,095	10,637

Tobacco 1.57%
Imperial Tobacco Group plc	286,125	11,442

Wireless Telecommunication Services 0.54%
Vodafone Group plc	1,407,469	3,894

Total United Kingdom		176,413

United States 0.66%

Health Care Equipment & Supplies
ResMed, Inc.*	140,600	4,782

Total Common Stocks (cost $651,572,775)		701,661

PREFERRED STOCK 0.73%

Germany

Automobiles
Volkswagen AG (cost $4,263,580)	27,838	5,273

Total Long-Term Investments (cost $655,836,355)		706,934

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL CORE EQUITY FUND April 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.62%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $12,055,000 of Federal Home Loan Bank at 0.24% due 7/25/2013; value: $12,051,947; proceeds: $11,811,844 (cost $11,811,841)	$11,812	$11,812

Total Investments in Securities 98.82% (cost $667,648,196)		718,746

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.18%		8,565

Net Assets 100.00%		$727,311

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)
INTERNATIONAL CORE EQUITY FUND April 30, 2012

Open Forward Foreign Currency Exchange Contracts at April 30, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Goldman Sachs	6/25/2012	20,065,000	$20,999,226	$20,789,213	$(210,013)
Australian dollar	Buy	Morgan Stanley	8/27/2012	1,065,000	1,081,571	1,096,746	15,175
Australian dollar	Buy	Morgan Stanley	8/27/2012	1,395,000	1,425,286	1,436,584	11,298
Australian dollar	Buy	Deutsche Bank AG	9/4/2012	1,340,000	1,379,222	1,378,918	(304)
Brazilian real	Buy	UBS AG	5/7/2012	7,200,000	3,830,398	3,774,092	(56,306)
Brazilian real	Buy	Goldman Sachs	8/9/2012	13,240,000	7,068,873	6,820,800	(248,073)
British pound	Buy	Credit Suisse	5/23/2012	2,815,000	4,422,120	4,567,872	145,752
British pound	Buy	UBS AG	5/23/2012	1,220,000	1,916,156	1,979,681	63,525
British pound	Buy	Credit Suisse	6/25/2012	300,000	471,148	486,710	15,562
euro	Buy	Deutsche Bank AG	6/6/2012	1,710,000	2,251,506	2,263,827	12,321
euro	Buy	Deutsche Bank AG	6/6/2012	3,435,000	4,550,688	4,547,512	(3,176)
euro	Buy	Deutsche Bank AG	6/6/2012	2,865,000	3,805,141	3,792,903	(12,238)
euro	Buy	Deutsche Bank AG	6/6/2012	1,045,000	1,382,709	1,383,450	741
euro	Buy	Deutsche Bank AG	6/6/2012	1,560,000	2,075,739	2,065,246	(10,493)
euro	Buy	Barclays Bank plc	7/19/2012	1,180,000	1,572,678	1,562,622	(10,056)
euro	Buy	Barclays Bank plc	7/19/2012	30,205,000	39,448,183	39,999,146	550,963
euro	Buy	Barclays Bank plc	7/19/2012	1,555,000	2,053,813	2,059,218	5,405
euro	Buy	Morgan Stanley	8/27/2012	2,575,000	3,383,550	3,411,250	27,700
Japanese yen	Buy	Goldman Sachs	7/31/2012	904,295,000	10,899,716	11,336,306	436,590
South African rand	Buy	Goldman Sachs	9/4/2012	21,790,000	2,752,479	2,753,099	620
South Korean won	Buy	J.P. Morgan	6/1/2012	4,240,000,000	3,746,410	3,744,665	(1,745)
Swiss franc	Buy	Deutsche Bank AG	6/6/2012	6,195,000	6,812,873	6,827,837	14,964
Swiss franc	Buy	Credit Suisse	6/21/2012	2,775,000	3,030,104	3,059,102	28,998
Swiss franc	Buy	Deutsche Bank AG	6/25/2012	5,450,000	5,982,220	6,008,295	26,075
Swiss franc	Buy	J.P. Morgan	8/31/2012	3,560,000	3,922,779	3,928,908	6,129
Australian dollar	Sell	Goldman Sachs	6/25/2012	795,000	836,761	823,694	13,067
Brazilian real	Sell	UBS AG	5/7/2012	4,020,000	2,246,814	2,107,201	139,613
Brazilian real	Sell	UBS AG	5/7/2012	3,180,000	1,823,813	1,666,891	156,922
British pound	Sell	UBS AG	5/23/2012	1,665,000	2,572,608	2,701,778	(129,170)
British pound	Sell	UBS AG	5/23/2012	2,370,000	3,748,700	3,845,775	(97,075)
British pound	Sell	Credit Suisse	6/25/2012	20,050,000	31,377,649	32,528,460	(1,150,811)
Canadian dollar	Sell	Morgan Stanley	6/25/2012	13,025,000	13,034,124	13,169,236	(135,112)
euro	Sell	Barclays Bank plc	6/6/2012	1,795,000	2,342,708	2,376,356	(33,648)
euro	Sell	Deutsche Bank AG	6/6/2012	3,215,000	4,291,411	4,256,260	35,151
euro	Sell	Deutsche Bank AG	6/6/2012	2,580,000	3,391,126	3,415,599	(24,473)
euro	Sell	Deutsche Bank AG	6/6/2012	3,025,000	4,004,797	4,004,723	74
euro	Sell	Barclays Bank plc	7/19/2012	1,520,000	1,984,488	2,012,869	(28,381)
euro	Sell	Barclays Bank plc	7/19/2012	1,150,000	1,521,714	1,522,894	(1,180)
euro	Sell	J.P. Morgan	7/19/2012	2,525,000	3,310,518	3,343,746	(33,228)
Israeli new shekel	Sell	Goldman Sachs	5/29/2012	27,075,000	7,129,690	7,182,191	(52,501)
Norwegian krone	Sell	UBS AG	6/25/2012	66,800,000	11,732,678	11,648,253	84,425
South Korean won	Sell	J.P. Morgan	6/1/2012	4,240,000,000	3,720,114	3,744,666	(24,552)
South Korean won	Sell	UBS AG	7/23/2012	2,657,400,000	2,331,973	2,339,702	(7,729)
South Korean won	Sell	UBS AG	8/20/2012	6,930,315,000	6,018,250	6,090,352	(72,102)
South Korean won	Sell	UBS AG	8/20/2012	1,982,140,000	1,719,897	1,741,902	(22,005)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(573,301)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 95.29%

COMMON STOCKS 93.43%

Australia 12.99%

Air Freight & Logistics 1.05%
Toll Holdings Ltd.	2,533,136	$15,467

Beverages 1.02%
Coca-Cola Amatil Ltd.	1,147,845	14,890

Commercial Banks 1.01%
National Australia Bank Ltd.	563,485	14,813

Construction & Engineering 1.00%
Leighton Holdings Ltd.	686,093	14,719

Diversified Telecommunication Services 1.79%
Telstra Corp., Ltd.	7,122,616	26,272

Electric: Utilities 1.65%
Spark Infrastructure Group	16,031,177	24,220

Food & Staples Retailing 1.24%
Metcash Ltd.	4,416,843	18,225

Health Care Providers & Services 1.09%
Sonic Healthcare Ltd.	1,218,391	16,008

Media 1.54%
Seven West Media Ltd.	7,338,331	22,633

Multi-Line Retail 1.01%
David Jones Ltd.	5,688,032	14,757

Multi-Utilities 0.59%
DUET Group	4,524,081	8,721

Total Australia		190,725

Austria 1.28%

Metals & Mining
Voestalpine AG	581,913	18,837

Brazil 4.40%

Commercial Banks 0.71%
Banco do Brasil SA	841,600	10,411

Diversified Telecommunication Services 1.44%
Telefonica Brasil SA ADR	743,800	21,176

Insurance 0.83%
Sul America SA Unit	1,478,385	12,099

Metals & Mining 1.42%
Vale SA ADR	941,300	20,897

Total Brazil		64,583

Czech Republic 2.73%

Commercial Banks 1.47%
Komercni Banka AS	117,039	21,522

Electric: Utilities 1.26%
CEZ AS	459,296	18,520

Total Czech Republic		40,042

Finland 0.97%

Electric: Utilities
Fortum OYJ	660,549	14,208

France 4.81%

Automobiles 0.26%
Peugeot SA	320,842	3,852

Construction & Engineering 0.69%
Vinci SA	216,853	10,047

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Electrical Equipment 0.77%
Schneider Electric SA	183,806	$11,292

Food & Staples Retailing 0.40%
Carrefour SA	289,734	5,820

Insurance 0.55%
AXA SA	573,815	8,127

Multi-Line Retail 1.20%
PPR	105,298	17,611

Oil, Gas & Consumable Fuels 0.94%
Total SA ADR	287,180	13,816

Total France		70,565

Germany 5.88%

Air Freight & Logistics 1.48%
Deutsche Post AG Registered Shares	1,164,120	21,727

Diversified Telecommunication Services 0.94%
Deutsche Telekom AG Registered Shares	1,221,985	13,777

Electric: Utilities 2.10%
E. On AG	1,364,566	30,914

Multi-Utilities 1.36%
RWE AG	464,093	19,950

Total Germany		86,368

Hong Kong 6.38%

Chemicals 0.41%
Huabao International Holdings Ltd.	12,269,000	5,979

Communications Equipment 0.57%
VTech Holdings Ltd.	751,000	8,421

Industrial Conglomerates 0.55%
New World Development Co., Ltd.	5,361,000	8,098

Real Estate Management & Development 2.69%
New World Development Co., Ltd.	15,513,000	19,335

Shimao Property Holdings Ltd.	15,203,500	20,105

		39,440

Water Utilities 0.69%
Guangdong Investment Ltd.	13,826,000	10,175

Wireless Telecommunication Services 1.47%
China Mobile Ltd.	1,941,500	21,508

Total Hong Kong		93,621

Israel 1.29%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	11,283,459	18,882

Italy 3.17%

Commercial Banks 0.62%
Intesa Sanpaolo SpA	6,025,480	9,116

Diversified Telecommunication Services 1.52%
Telecom Italia SpA*	19,707,959	22,396

Oil, Gas & Consumable Fuels 1.03%
Eni SpA ADR	338,480	15,083

Total Italy		46,595

Japan 6.74%

Automobiles 0.72%
Toyota Motor Corp.	256,100	10,495

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Electric: Utilities 0.38%
Kansai Electric Power Co., Inc. (The)	382,700	$5,549

Insurance 1.34%
NKSJ Holdings, Inc.	956,600	19,690

Office Electronics 1.06%
Canon, Inc.	344,700	15,625

Real Estate Investment Trusts 0.61%
ORIX JREIT, Inc.	2,014	8,955

Trading Companies & Distributors 2.63%
Mitsui & Co., Ltd.	1,230,200	19,210
Sumitomo Corp.	1,369,800	19,467

		38,677

Total Japan		98,991

Netherlands 0.52%

Food Products
CSM	544,788	7,695

Norway 4.66%

Diversified Telecommunication Services 1.83%
Telenor ASA	1,464,059	26,913

Energy Equipment & Services 1.58%
Seadrill Ltd.	590,656	23,112

Specialty Retail 1.25%
Statoil Fuel & Retail ASA	2,044,745	18,347

Total Norway		68,372

Singapore 5.06%

Commercial Banks 0.76%
DBS Group Holdings Ltd.	981,975	11,078

Diversified Telecommunication Services 1.25%
Singapore Telecommunications Ltd.	7,247,000	18,271

Machinery 1.58%
SembCorp Marine Ltd.	5,657,000	23,222

Real Estate Investment Trusts 1.02%
CapitaRetail China Trust	3,392,000	3,550
Suntec REIT	10,831,000	11,465

		15,015

Real Estate Management & Development 0.45%
Keppel Land Ltd.	2,594,000	6,645

Total Singapore		74,231

South Africa 1.27%

Metals & Mining
Kumba Iron Ore Ltd.	264,607	18,705

South Korea 1.56%

Tobacco
KT&G Corp.	334,459	22,966

Spain 0.67%

Diversified Telecommunication Services
Telefonica SA	679,661	9,905

Sweden 1.44%

Diversified Telecommunication Services
Tele2 AB B Shares	1,107,147	21,101

Switzerland 1.35%

Insurance
Swiss Re Ltd.*	315,192	19,759

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Taiwan 2.56%

Computers & Peripherals 1.23%
Asustek Computer, Inc.	1,786,000	$18,038

Semiconductors & Semiconductor Equipment 1.33%
Siliconware Precision Industries Co. ADR	3,366,620	19,628

Total Taiwan		37,666

Thailand 1.10%

Real Estate Management & Development
L.P.N. Development pcl	28,782,700	16,193

Turkey 0.78%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	2,618,649	11,481

United Kingdom 21.82%

Aerospace & Defense 0.75%
BAE Systems plc	2,287,033	10,957

Beverages 1.21%
Britvic plc	2,857,800	17,726

Commercial Banks 0.74%
HSBC Holdings plc	1,213,540	10,933

Consumer Finance 1.10%
Provident Financial plc	858,091	16,098

Electric: Utilities 1.47%
SSE plc	1,008,294	21,616

Food Products 1.45%
Unilever plc	624,919	21,328

Insurance 6.07%
Admiral Group plc	1,530,894	30,087
Aviva plc	3,839,863	19,200
Catlin Group Ltd.	2,899,150	19,855
Prudential plc	1,627,236	19,925

		89,067

Internet & Catalog Retail 1.55%
Home Retail Group plc	13,182,461	22,806

Media 0.65%
Reed Elsevier plc	1,144,389	9,472

Metals & Mining 0.77%
Vedanta Resources plc	575,919	11,375

Multi-Utilities 1.80%
National Grid plc	2,452,876	26,492

Oil, Gas & Consumable Fuels 0.62%
Cairn Energy plc*	1,633,448	9,114

Pharmaceuticals 1.10%
GlaxoSmithKline plc	697,280	16,126

Road & Rail 0.43%
FirstGroup plc	1,995,718	6,309

Tobacco 1.51%
Imperial Tobacco Group plc	553,245	22,123

Wireless Telecommunication Services 0.60%
Vodafone Group plc	3,182,074	8,805

Total United Kingdom		320,347

Total Common Stocks (cost $1,319,908,049)		1,371,838

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

PREFERRED STOCK 1.86%

Germany

Media
ProSiebenSat.1 Media AG (cost $23,489,492)	1,077,923	$27,367

Total Long-Term Investments (cost $1,343,397,541)		1,399,205

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.41%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $51,035,000 of Federal Home Loan Bank at 0.25% due 4/18/2013, value: $51,061,233; proceeds: $50,056,821 (cost $50,056,807)	$50,057	$50,057

Total Investments in Securities 98.70% (cost $1,393,454,348)		1,449,262

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.30%		19,089

Net Assets 100.00%		$1,468,351

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Open Forward Foreign Currency Exchange Contracts at April 30, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Morgan Stanley	5/14/2012	4,205,000	$4,284,012	$4,375,806	$91,794
Australian dollar	Buy	UBS AG	5/14/2012	5,415,000	5,513,336	5,634,956	121,620
Australian dollar	Buy	UBS AG	5/14/2012	4,525,000	4,685,592	4,708,804	23,212
Australian dollar	Buy	UBS AG	5/14/2012	5,850,000	6,120,504	6,087,625	(32,879)
Australian dollar	Buy	Goldman Sachs	5/14/2012	10,230,000	10,842,777	10,645,540	(197,237)
Australian dollar	Buy	Goldman Sachs	5/14/2012	10,325,000	11,032,521	10,744,398	(288,123)
Australian dollar	Buy	Goldman Sachs	6/25/2012	2,260,000	2,365,203	2,341,571	(23,632)
British pound	Buy	Credit Suisse	6/25/2012	1,855,000	2,913,266	3,009,491	96,225
Canadian dollar	Buy	J.P.Morgan	8/13/2012	18,395,000	18,310,406	18,576,500	266,094
euro	Buy	UBS AG	6/6/2012	47,600,000	62,600,188	63,016,474	416,286
euro	Buy	UBS AG	6/6/2012	95,500,000	125,144,155	126,430,110	1,285,955
euro	Buy	Credit Suisse	6/7/2012	9,345,000	12,253,912	12,371,687	117,775
euro	Buy	Credit Suisse	6/7/2012	3,885,000	5,145,760	5,143,286	(2,474)
euro	Buy	Credit Suisse	6/7/2012	7,385,000	9,708,099	9,776,877	68,778
euro	Buy	Deutsche Bank AG	6/21/2012	3,770,000	5,016,886	4,991,440	(25,446)
euro	Buy	Deutsche Bank AG	6/21/2012	6,395,000	8,615,728	8,466,911	(148,817)
euro	Buy	UBS AG	7/12/2012	6,850,000	8,955,553	9,070,626	115,073
euro	Buy	UBS AG	7/12/2012	5,613,126	7,379,856	7,432,784	52,928
euro	Buy	Goldman Sachs	7/16/2012	41,190,000	54,132,310	54,544,741	412,431
euro	Buy	Barclays Bank plc	7/19/2012	3,370,000	4,491,462	4,462,742	(28,720)
euro	Buy	Barclays Bank plc	7/19/2012	6,000,000	7,924,680	7,945,535	20,855
euro	Buy	Barclays Bank plc	7/19/2012	4,570,000	6,013,535	6,051,849	38,314
euro	Buy	Morgan Stanley	8/13/2012	9,420,000	12,359,464	12,477,361	117,897
euro	Buy	Morgan Stanley	8/27/2012	7,620,000	10,012,680	10,094,649	81,969
Israeli new shekel	Buy	UBS AG	7/9/2012	4,685,000	1,228,885	1,240,535	11,650
Israeli new shekel	Buy	Barclays Bank plc	7/30/2012	9,445,000	2,526,604	2,499,248	(27,356)
Israeli new shekel	Buy	Barclays Bank plc	8/2/2012	30,035,000	8,005,917	7,946,818	(59,099)
Israeli new shekel	Buy	UBS AG	8/16/2012	109,300,000	29,005,122	28,908,228	(96,894)
Mexican peso	Buy	UBS AG	5/23/2012	163,700,000	12,222,347	12,543,119	320,772
South African rand	Buy	Credit Suisse	6/11/2012	59,000,000	7,647,936	7,546,902	(101,034)
South African rand	Buy	UBS AG	7/16/2012	53,240,000	6,828,267	6,775,632	(52,635)
South African rand	Buy	Morgan Stanley	8/2/2012	29,610,000	3,760,147	3,759,132	(1,015)
South African rand	Buy	Morgan Stanley	8/27/2012	22,890,000	2,864,114	2,895,444	31,330
Swiss franc	Buy	UBS AG	7/12/2012	4,600,000	4,942,516	5,072,459	129,943
Turkish lira	Buy	Barclays Bank plc	5/21/2012	12,960,000	6,882,634	7,349,003	466,369
Turkish lira	Buy	Barclays Bank plc	5/21/2012	28,500,000	15,894,971	16,161,002	266,031
Turkish lira	Buy	J.P.Morgan	7/6/2012	3,710,000	2,046,151	2,083,303	37,152
Australian dollar	Sell	Goldman Sachs	5/14/2012	40,550,000	43,075,454	42,197,129	878,325
Australian dollar	Sell	Goldman Sachs	6/25/2012	2,260,000	2,317,042	2,341,571	(24,529)
Australian dollar	Sell	Goldman Sachs	7/26/2012	1,485,000	1,543,123	1,533,886	9,237
Australian dollar	Sell	Deutsche Bank AG	7/26/2012	2,605,000	2,667,273	2,690,755	(23,482)
Australian dollar	Sell	Goldman Sachs	7/26/2012	5,940,000	6,069,670	6,135,542	(65,872)
Brazilian real	Sell	Barclays Bank plc	6/8/2012	97,000,000	54,743,496	50,514,936	4,228,560
Brazilian real	Sell	Goldman Sachs	8/3/2012	4,190,000	2,242,320	2,160,518	81,802
British pound	Sell	Barclays Bank plc	6/14/2012	16,155,000	25,417,308	26,211,049	(793,741)
British pound	Sell	Credit Suisse	6/25/2012	19,410,000	30,376,068	31,490,145	(1,114,077)

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INTERNATIONAL DIVIDEND INCOME FUND April 30, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

British pound	Sell	J.P.Morgan	8/6/2012	500,000	$798,510	$810,983	$(12,473)
British pound	Sell	Deutsche Bank AG	8/13/2012	35,925,000	57,165,548	58,266,317	(1,100,769)
euro	Sell	Barclays Bank plc	6/6/2012	3,320,000	4,333,032	4,395,267	(62,235)
euro	Sell	UBS AG	6/6/2012	10,680,000	13,958,226	14,138,990	(180,764)
euro	Sell	Barclays Bank plc	6/6/2012	2,965,000	3,922,250	3,925,291	(3,041)
euro	Sell	Morgan Stanley	6/21/2012	2,785,000	3,623,090	3,687,310	(64,220)
euro	Sell	UBS AG	7/12/2012	3,807,947	4,942,516	5,042,404	(99,888)
Japanese yen	Sell	J.P.Morgan	5/25/2012	873,000,000	11,354,178	10,936,450	417,728
Japanese yen	Sell	Barclays Bank plc	5/29/2012	1,030,000,000	13,273,624	12,903,684	369,940
Japanese yen	Sell	Goldman Sachs	6/8/2012	975,000,000	12,740,435	12,215,743	524,692
Japanese yen	Sell	Goldman Sachs	6/8/2012	780,000,000	10,175,501	9,772,595	402,906
Japanese yen	Sell	Goldman Sachs	6/8/2012	1,028,000,000	12,961,305	12,879,779	81,526
Japanese yen	Sell	Morgan Stanley	6/25/2012	2,210,000,000	27,569,172	27,693,685	(124,513)
Japanese yen	Sell	Goldman Sachs	6/25/2012	561,065,000	6,786,089	7,030,750	(244,661)
Japanese yen	Sell	J.P.Morgan	7/23/2012	361,600,000	4,343,022	4,532,632	(189,610)
Mexican peso	Sell	UBS AG	5/23/2012	163,700,000	12,731,671	12,543,118	188,553
South Korean won	Sell	Barclays Bank plc	7/30/2012	5,312,340,000	4,644,060	4,674,451	(30,391)
South Korean won	Sell	Barclays Bank plc	8/13/2012	6,978,500,000	6,050,897	6,135,066	(84,169)
South Korean won	Sell	UBS AG	8/20/2012	2,112,935,000	1,834,862	1,856,845	(21,983)
Swiss franc	Sell	UBS AG	5/29/2012	11,355,000	12,248,662	12,513,801	(265,139)
Swiss franc	Sell	UBS AG	7/12/2012	6,760,000	7,379,856	7,454,309	(74,453)
Swiss franc	Sell	UBS AG	8/27/2012	2,950,000	3,251,047	3,255,462	(4,415)
Taiwan dollar	Sell	J.P.Morgan	6/11/2012	375,000,000	12,720,488	12,904,719	(184,231)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,919,705

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 96.77%

COMMON STOCKS 95.30%

Australia 3.36%

Beverages 1.02%
Treasury Wine Estates Ltd.	724,229	$3,260

Chemicals 0.49%
Incitec Pivot Ltd.	462,729	1,576

Health Care Equipment & Supplies 0.80%
Ansell Ltd.	165,641	2,563

Trading Companies & Distributors 1.05%
Emeco Holdings Ltd.	3,107,808	3,368

Total Australia		10,767

Belgium 0.85%

Electric: Utilities
Elia System Operator SA	63,976	2,737

Brazil 1.17%

Insurance 0.66%
Brasil Insurance Participacoes e Administracao SA	192,000	2,100

Real Estate Management & Development 0.51%
BR Properties SA	132,900	1,649

Total Brazil		3,749

Canada 3.91%

Metals & Mining 0.99%
HudBay Minerals, Inc.	300,766	3,166

Oil, Gas & Consumable Fuels 2.92%
Bankers Petroleum Ltd.*	719,800	2,492
Bellatrix Exploration Ltd.*	595,498	2,526
TransGlobe Energy Corp.*	189,285	2,598
Vero Energy, Inc.	654,990	1,751

		9,367

Total Canada		12,533

Finland 0.94%

Leisure Equipment & Products
Amer Sports OYJ A Shares	210,984	3,002

France 5.80%

Beverages 0.74%
Remy Cointreau SA	21,336	2,378

Computers & Peripherals 1.05%
Gemalto NV	45,202	3,368

Electronic Equipment, Instruments & Components 1.46%
Ingenico	88,713	4,667

Information Technology Services 1.13%
AtoS	56,337	3,628

Media 1.20%
Ipsos SA	66,371	2,154
Lagardere SCA	55,895	1,695

		3,849

Semiconductors & Semiconductor Equipment 0.22%
Inside Secure SA*	99,729	710

Total France		18,600

Germany 6.64%

Chemicals 0.76%
Symrise GmbH & Co. AG	83,941	2,433

Industrial Conglomerates 1.25%
Rheinmetall AG	71,693	4,026

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Germany (continued)

Life Sciences Tools & Services 1.49%
Gerresheimer AG	103,491	$4,778

Machinery 1.38%
Deutz AG*	200,376	1,422
NORMA Group*	111,116	2,990

		4,412

Semiconductors & Semiconductor Equipment 0.74%
Dialog Semiconductor plc*	108,405	2,389

Transportation Infrastructure 1.02%
Hamburger Hafen und Logistik AG	98,319	3,260

Total Germany		21,298

Hong Kong 6.56%

Auto Components 0.74%
Minth Group Ltd.	1,876,000	2,377

Communications Equipment 0.79%
VTech Holdings Ltd.	224,900	2,522

Construction & Engineering 1.20%
China State Construction International Holdings Ltd.	4,174,800	3,858

Hotels, Restaurants & Leisure 1.32%
REXLot Holdings Ltd.	46,975,000	4,238

Multi-Line Retail 1.65%
Maoye International Holdings Ltd.	11,997,000	2,861
Parkson Retail Group Ltd.	2,184,000	2,443

		5,304

Specialty Retail 0.86%
Hengdeli Holdings Ltd.	3,260,000	1,307
Oriental Watch Holdings	3,480,000	1,457

		2,764

Total Hong Kong		21,063

India 0.36%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	748,716	1,144

Indonesia 1.01%

Consumer Finance
PT Clipan Finance Indonesia Tbk	61,152,850	3,227

Ireland 0.74%

Beverages
C&C Group plc	472,832	2,372

Italy 1.39%

Textiles, Apparel & Luxury Goods
Safilo Group SpA*	251,499	1,651
Salvatore Ferragamo Italia SpA*	115,234	2,817

Total Italy		4,468

Japan 20.16%

Auto Components 1.20%
Keihin Corp.	226,600	3,854

Building Products 0.60%
Aica Kogyo Co., Ltd.	132,000	1,934

Chemicals 0.49%
ZEON Corp.	181,000	1,577

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Commercial Services & Supplies 1.58%
Park24 Co., Ltd.	369,000	$5,079

Communications Equipment 1.47%
Hitachi Kokusai Electric, Inc.	502,000	4,719

Containers & Packaging 1.96%
FP Corp.	97,400	6,290

Diversified Consumer Services 1.01%
Benesse Holdings, Inc.	65,400	3,247

Food & Staples Retailing 1.12%
Sundrug Co., Ltd.	116,800	3,578

Food Products 1.53%
Mitsui Sugar Co., Ltd.	523,000	1,708
Toyo Suisan Kaisha Ltd.	124,000	3,183

		4,891

Health Care Equipment & Supplies 1.35%
Hogy Medical Co., Ltd.	94,200	4,343

Information Technology Services 1.06%
Obic Co., Ltd.	16,100	3,394

Machinery 1.43%
Hitachi Construction Machinery Co., Ltd.	91,400	1,976
Nabtesco Corp.	121,500	2,594

		4,570

Multi-Line Retail 1.38%
Don Quijote Co., Ltd.	120,700	4,427

Real Estate Management & Development 1.13%
Tokyo Tatemono Co., Ltd.*	982,000	3,626

Software 0.98%
Capcom Co., Ltd.	137,200	3,133

Specialty Retail 1.11%
United Arrows Ltd.	156,100	3,566

Wireless Telecommunication Services 0.76%
Okinawa Cellular Telephone Co.	1,126	2,444

Total Japan		64,672

Netherlands 3.31%

Professional Services 2.12%
Brunel International NV	144,938	6,788

Semiconductors & Semiconductor Equipment 1.19%
ASM International NV	108,194	3,824

Total Netherlands		10,612

Norway 3.02%

Energy Equipment & Services 2.17%
Electromagnetic GeoServices ASA*	883,248	2,794
Ocean Rig UDW, Inc.*	239,095	4,167

		6,961

Internet Software & Services 0.85%
Opera Software ASA	422,906	2,734

Total Norway		9,695

Philippines 3.32%

Commercial Banks 1.11%
Security Bank Corp.	1,057,890	3,583

Real Estate Management & Development 2.21%
Filinvest Land, Inc.	101,915,000	3,259
Megaworld Corp.	74,416,000	3,825

		7,084

Total Philippines		10,667

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

Singapore 1.84%

Commercial Services & Supplies 0.83%
Cape plc	436,498	$2,673

Real Estate Investment Trusts 1.01%
Suntec REIT	3,067,000	3,247

Total Singapore		5,920

South Korea 1.82%

Auto Components 1.09%
Mando Corp.	21,837	3,498

Commercial Banks 0.73%
DGB Financial Group, Inc.	201,130	2,358

Total South Korea		5,856

Spain 2.43%

Food Products
Ebro Foods SA	100,560	1,778
Viscofan SA	132,953	6,010

Total Spain		7,788

Sweden 3.57%

Commercial Services & Supplies 2.59%
Intrum Justitia AB	299,760	4,549
Loomis AB	279,008	3,767

		8,316

Food & Staples Retailing 0.98%
Axfood AB	86,521	3,146

Total Sweden		11,462

Switzerland 1.97%

Capital Markets 0.55%
EFG International AG*	181,428	1,761

Household Durables 1.42%
Forbo Holding AG Registered Shares*	6,309	4,560

Total Switzerland		6,321

Taiwan 1.39%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	764,000	4,454

United Kingdom 19.74%

Airlines 1.63%
easyJet plc	651,104	5,240

Beverages 1.06%
Britvic plc	546,116	3,387

Capital Markets 1.88%
3i Group plc	1,195,889	3,709
Jupiter Fund Management plc	623,723	2,312

		6,021

Chemicals 1.52%
Croda International plc	134,474	4,871

Commercial Services & Supplies 0.68%
Regus plc	1,264,487	2,190

Electrical Equipment 0.01%
Ceres Power Holdings plc*	371,701	38

Electronic Equipment, Instruments & Components 0.91%
Premier Farnell plc	837,041	2,917

Hotels, Restaurants & Leisure 0.46%
Sportingbet plc	2,702,178	1,469

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Independent Power Producers & Energy Traders 0.60%
APR Energy plc	120,449	$1,941

Industrial Conglomerates 0.63%
Lonrho plc*	11,376,505	2,031

Insurance 2.49%
Amlin plc	691,007	3,698
Catlin Group Ltd.	626,533	4,291

		7,989

Internet Software & Services 1.26%
Telecity Group plc*	308,437	4,039

Media 0.55%
Aegis Group plc	607,024	1,751

Metals & Mining 0.82%
New World Resources plc A Shares	398,937	2,634

Multi-Line Retail 0.75%
Debenhams plc	1,786,695	2,395

Oil, Gas & Consumable Fuels 2.41%
Afren plc*	1,906,992	4,163
Dragon Oil plc	227,493	2,165
Max Petroleum plc*	7,918,596	1,414

		7,742

Professional Services 2.08%
Intertek Group plc	114,635	4,679
Michael Page International plc	295,064	1,990

		6,669

Total United Kingdom		63,324

Total Common Stocks
(cost $287,347,733)		305,731

PREFERRED STOCKS 1.47%

Brazil

Gas Utilities 0.96%
Companhia de Gas de Sao Paulo	127,100	3,071

Machinery 0.51%
Marcopolo SA	307,658	1,654

Total Preferred Stocks
(cost $4,628,739)		4,725

Total Long-Term Investments
(cost $291,976,472)		310,456

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.64%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $8,535,000 of U.S. Treasury Note at 1.00% due 7/15/2013; value: $8,639,204; proceeds: $8,468,101 (cost $8,468,098)	$8,468	8,468

Total Investments in Securities 99.41%
(cost $300,444,570)		318,924

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.59%		1,883

Net Assets 100.00%		$320,807

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency contracts as follows:

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INTERNATIONAL OPPORTUNITIES FUND April 30, 2012

Open Forward Foreign Currency Exchange Contracts at April 30, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Australian dollar	Buy	Deutsche Bank AG	5/25/2012	1,535,000	$1,594,788	$1,595,484	$696
Australian dollar	Buy	Goldman Sachs	6/25/2012	8,705,000	9,110,305	9,019,193	(91,112)
British pound	Buy	Barclays Bank plc	6/1/2012	640,000	1,020,519	1,038,464	17,945
British pound	Buy	Barclays Bank plc	6/1/2012	320,000	506,684	519,232	12,548
British pound	Buy	Barclays Bank plc	6/1/2012	1,500,000	2,370,569	2,433,900	63,331
British pound	Buy	Credit Suisse	6/1/2012	730,000	1,175,162	1,184,498	9,336
British pound	Buy	Deutsche Bank AG	6/1/2012	485,000	782,581	786,961	4,380
British pound	Buy	J.P. Morgan	6/1/2012	280,000	449,150	454,328	5,178
British pound	Buy	Deutsche Bank AG	6/25/2012	230,000	371,063	373,144	2,081
British pound	Buy	Deutsche Bank AG	6/25/2012	375,000	609,026	608,387	(639)
Canadian dollar	Buy	Morgan Stanley	6/25/2012	15,810,000	15,821,075	15,985,077	164,002
Canadian dollar	Buy	Goldman Sachs	8/9/2012	3,360,000	3,376,986	3,393,517	16,531
Norwegian krone	Buy	Barclays Bank plc	5/23/2012	11,000,000	1,901,334	1,920,617	19,283
Norwegian krone	Buy	Barclays Bank plc	5/23/2012	5,900,000	1,016,557	1,030,149	13,592
Philippine peso	Buy	UBS AG	6/4/2012	47,250,000	1,115,176	1,119,270	4,094
South Korean won	Buy	UBS AG	6/4/2012	9,100,000,000	8,065,588	8,035,320	(30,268)
South Korean won	Buy	UBS AG	6/4/2012	1,997,000,000	1,779,993	1,763,355	(16,638)
Swiss franc	Buy	Deutsche Bank AG	6/25/2012	1,140,000	1,251,327	1,256,781	5,454
Swiss franc	Buy	Goldman Sachs	8/2/2012	5,480,000	6,048,365	6,044,738	(3,627)
Swiss franc	Buy	Goldman Sachs	8/2/2012	6,110,000	6,652,150	6,739,663	87,513
Brazilian real	Sell	UBS AG	7/30/2012	8,160,000	4,382,149	4,210,635	171,514
British pound	Sell	Barclays Bank plc	6/1/2012	3,955,000	6,192,506	6,417,382	(224,876)
British pound	Sell	Credit Suisse	6/25/2012	5,950,000	9,311,571	9,653,084	(341,513)
euro	Sell	UBS AG	5/23/2012	1,400,000	1,810,018	1,853,320	(43,302)
euro	Sell	Deutsche Bank AG	6/21/2012	510,000	687,103	675,235	11,868
euro	Sell	Deutsche Bank AG	8/13/2012	290,000	381,396	384,122	(2,726)
Japanese yen	Sell	UBS AG	7/12/2012	78,930,000	967,845	989,259	(21,414)
Japanese yen	Sell	Barclays Bank plc	8/13/2012	91,320,000	1,133,526	1,145,012	(11,486)
Japanese yen	Sell	Deutsche Bank AG	8/13/2012	87,740,000	1,087,102	1,100,124	(13,022)
Japanese yen	Sell	Deutsche Bank AG	9/4/2012	104,780,000	1,309,472	1,314,220	(4,748)
Norwegian krone	Sell	Barclays Bank plc	5/23/2012	16,900,000	2,844,065	2,950,767	(106,702)
Philippine peso	Sell	UBS AG	6/4/2012	374,000,000	8,693,631	8,859,410	(165,779)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(468,506)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)
LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 96.34%

Aerospace & Defense 1.76%
Honeywell International, Inc.	5,160	$313
Raytheon Co.	3,160	171
United Technologies Corp.	4,110	336

Total		820

Automobiles 0.99%
Ford Motor Co.	41,000	462

Beverages 0.94%
Coca-Cola Co. (The)	2,680	204
PepsiCo, Inc.	3,500	231

Total		435

Biotechnology 0.10%
Amgen, Inc.	660	47

Capital Markets 3.62%
Bank of New York Mellon Corp. (The)	2,004	48
Goldman Sachs Group, Inc. (The)	8,010	922
Morgan Stanley	18,820	325
State Street Corp.	1,540	71
T. Rowe Price Group, Inc.	5,050	319

Total		1,685

Chemicals 2.49%
Agrium, Inc. (Canada)(a)	1,340	118
Dow Chemical Co. (The)	19,190	650
Monsanto Co.	3,570	272
Mosaic Co. (The)	2,230	118

Total		1,158

Commercial Banks 7.80%
BB&T Corp.	2,690	86
Comerica, Inc.	7,680	246
Fifth Third Bancorp	26,260	374
PNC Financial Services Group, Inc. (The)	9,810	651
Regions Financial Corp.	29,090	196
SunTrust Banks, Inc.	17,520	425
Wells Fargo & Co.	49,370	1,650

Total		3,628

Communications Equipment 1.18%
Cisco Systems, Inc.	27,280	550

Computers & Peripherals 1.79%
Dell, Inc.*	13,700	224
EMC Corp.*	11,860	335
Hewlett-Packard Co.	11,100	275

Total		834

Consumer Finance 1.67%
Capital One Financial Corp.	13,970	775

Diversified Financial Services 5.07%
Bank of America Corp.	36,419	296
Citigroup, Inc.	14,829	490
JPMorgan Chase & Co.	36,630	1,574

Total		2,360

Diversified Telecommunication Services 4.49%
AT&T, Inc.	33,763	1,111
CenturyLink, Inc.	12,440	480
Verizon Communications, Inc.	12,290	496

Total		2,087

Electric: Utilities 2.21%
Duke Energy Corp.	12,920	277
NextEra Energy, Inc.	3,350	215
Progress Energy, Inc.	1,560	83
Southern Co. (The)	9,880	454

Total		1,029

Electronic Equipment, Instruments & Components 1.20%
Arrow Electronics, Inc.*	3,240	136
Avnet, Inc.*	5,460	197

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	15,690	$225

Total		558

Energy Equipment & Services 1.33%
Cameron International Corp.*	1,160	59
Halliburton Co.	5,000	171
Schlumberger Ltd.	5,219	387

Total		617

Food & Staples Retailing 1.32%
CVS Caremark Corp.	13,710	612

Food Products 0.56%
General Mills, Inc.	2,540	99
Kraft Foods, Inc. Class A	4,065	162

Total		261

Health Care Equipment & Supplies 0.72%
Baxter International, Inc.	6,070	336

Health Care Providers & Services 3.28%
AmerisourceBergen Corp.	1,390	52
CIGNA Corp.	6,840	316
McKesson Corp.	3,550	325
UnitedHealth Group, Inc.	13,590	763
WellPoint, Inc.	1,050	71

Total		1,527

Hotels, Restaurants & Leisure 1.46%
Carnival Corp.	10,350	337
Marriott International, Inc. Class A	4,839	189
Starwood Hotels & Resorts Worldwide, Inc.	2,570	152

Total		678

Household Products 2.35%
Colgate-Palmolive Co.	4,700	465
Procter & Gamble Co. (The)	9,850	627

Total		1,092

Industrial Conglomerates 2.06%
General Electric Co.	48,930	958

Insurance 3.70%
Berkshire Hathaway, Inc. Class B*	3,160	254
Chubb Corp. (The)	3,460	253
Marsh & McLennan Cos., Inc.	5,310	178
MetLife, Inc.	7,740	279
Prudential Financial, Inc.	7,490	453
Travelers Cos., Inc. (The)	4,750	305

Total		1,722

Life Sciences Tools & Services 0.75%
Thermo Fisher Scientific, Inc.	6,250	348

Machinery 1.87%
Caterpillar, Inc.	2,540	261
Eaton Corp.	8,034	387
Joy Global, Inc.	2,160	153
Parker Hannifin Corp.	780	68

Total		869

Media 6.87%
Comcast Corp. Class A	22,080	670
News Corp. Class A	23,750	465
Omnicom Group, Inc.	7,100	364
Time Warner Cable, Inc.	5,813	468
Time Warner, Inc.	12,810	480
Walt Disney Co. (The)	17,370	749

Total		3,196

Metals & Mining 2.16%
Barrick Gold Corp. (Canada)(a)	3,770	152
Cliffs Natural Resources, Inc.	5,330	332
Freeport-McMoRan Copper & Gold, Inc.	8,580	329
Nucor Corp.	550	22
United States Steel Corp.	5,970	169

Total		1,004

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
LARGE CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Multi-Line Retail 0.58%
Kohl’s Corp.	880	$44
Target Corp.	3,860	224

Total		268

Multi-Utilities 0.26%
PG&E Corp.	2,770	122

Oil, Gas & Consumable Fuels 13.16%
Anadarko Petroleum Corp.	6,210	455
Apache Corp.	3,560	341
Canadian Natural Resources Ltd. (Canada)(a)	630	22
Cenovus Energy, Inc. (Canada)(a)	1,750	63
Chevron Corp.	11,990	1,278
ConocoPhillips	4,910	352
Devon Energy Corp.	2,590	181
El Paso Corp.	16,670	494
EOG Resources, Inc.	1,040	114
Exxon Mobil Corp.	9,841	850
Hess Corp.	8,490	443
Occidental Petroleum Corp.	6,520	595
Range Resources Corp.	2,580	172
Southwestern Energy Co.*	3,790	120
Suncor Energy, Inc. (Canada)(a)	10,390	343
Valero Energy Corp.	12,110	299

Total		6,122

Paper & Forest Products 0.61%
International Paper Co.	8,540	284

Pharmaceuticals 7.81%
Bristol-Myers Squibb Co.	13,940	465
Eli Lilly & Co.	4,350	180
Johnson & Johnson	12,040	784
Merck & Co., Inc.	12,320	483
Pfizer, Inc.	63,440	1,455
Teva Pharmaceutical Industries Ltd. ADR	5,770	264

Total		3,631

Real Estate Investment Trusts 0.82%
Host Hotels & Resorts, Inc.	22,958	382

Road & Rail 2.48%
CSX Corp.	4,440	99
Hertz Global Holdings, Inc.*	42,190	650
Union Pacific Corp.	3,580	403

Total		1,152

Semiconductors & Semiconductor Equipment 1.98%
Intel Corp.	17,320	492
Micron Technology, Inc.*	17,020	112
Texas Instruments, Inc.	9,850	315

Total		919

Software 2.05%
Adobe Systems, Inc.*	10,220	343
Microsoft Corp.	13,450	431
Oracle Corp.	6,110	179

Total		953

Specialty Retail 0.85%
Home Depot, Inc. (The)	7,600	394

Tobacco 2.00%
Altria Group, Inc.	12,300	396
Philip Morris International, Inc.	5,940	532

Total		928

Total Common Stocks (cost $37,673,140)		44,803

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
LARGE CAP VALUE FUND April 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.73%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $1,770,000 of Federal Home Loan Bank at 0.25% due 4/18/2013; value: $1,770,910; proceeds: $1,732,114 (cost $1,732,114)	$1,732	$1,732

Total Investments in Securities 100.07% (cost $39,405,254)		46,535

Liabilities in Excess of Other Assets (0.07)%		(32)

Net Assets 100.00%		$46,503

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)
VALUE OPPORTUNITIES FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.32%

Aerospace & Defense 0.75%
Hexcel Corp.*	621,736	$17,023

Air Freight & Logistics 1.27%
Atlas Air Worldwide Holdings, Inc.*	626,601	28,855

Airlines 0.56%
Spirit Airlines, Inc.*	530,100	12,733

Beverages 1.70%
Beam, Inc.	679,283	38,570

Building Products 1.01%
Fortune Brands Home & Security, Inc.*	976,804	22,212
Universal Forest Products, Inc.	17,798	666

Total		22,878

Capital Markets 2.02%
Lazard Ltd. Class A	646,100	17,774
Raymond James Financial, Inc.	766,983	28,087

Total		45,861

Chemicals 5.42%
Albemarle Corp.	435,520	28,440
Celanese Corp. Series A	659,000	31,935
Chemtura Corp.*	1,250,900	21,290
Eastman Chemical Co.	551,600	29,770
Georgia Gulf Corp.*	319,100	11,312

Total		122,747

Commercial Banks 10.56%
BOK Financial Corp.	517,100	29,490
City National Corp.	186,200	9,917
Comerica, Inc.	1,344,976	43,066
Commerce Bancshares, Inc.	553,881	22,211
Cullen/Frost Bankers, Inc.	324,069	19,107
East West Bancorp, Inc.	895,014	20,380
Hancock Holding Co.	814,400	26,207
Signature Bank*	416,511	27,361
Wintrust Financial Corp.	629,600	22,747
Zions Bancorporation	922,300	18,806

Total		239,292

Commercial Services & Supplies 2.49%
Tetra Tech, Inc.*	1,329,024	35,485
Waste Connections, Inc.	650,476	20,965

Total		56,450

Computers & Peripherals 0.75%
Synaptics, Inc.*	551,400	16,934

Construction & Engineering 3.18%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	838,700	37,255
Jacobs Engineering Group, Inc.*	794,100	34,805

Total		72,060

Containers & Packaging 1.49%
Rock-Tenn Co. Class A	540,300	33,677

Electric: Utilities 2.72%
Cleco Corp.	269,300	10,987
ITC Holdings Corp.	287,100	22,239
NV Energy, Inc.	1,702,500	28,347

Total		61,573

Electrical Equipment 0.91%
EnerSys*	592,021	20,691

Electronic Equipment, Instruments & Components 2.51%
Amphenol Corp. Class A	415,600	24,163
Jabil Circuit, Inc.	549,100	12,876
ScanSource, Inc.*	605,900	19,971

Total		57,010

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
VALUE OPPORTUNITIES FUND April 30, 2012

Investments	Shares	Fair Value (000)

Energy Equipment & Services 3.85%
GulfMark Offshore, Inc. Class A*	503,400	$24,249
Helix Energy Solutions Group, Inc.*	854,300	17,436
Key Energy Services, Inc.*	1,774,586	22,466
Superior Energy Services, Inc.*	854,700	23,009

Total		87,160

Food Products 1.86%
Bunge Ltd.	389,400	25,116
Ralcorp Holdings, Inc.*	234,100	17,045

Total		42,161

Health Care Equipment & Supplies 0.52%
CareFusion Corp.*	452,300	11,719

Health Care Providers & Services 3.19%
DaVita, Inc.*	397,100	35,175
McKesson Corp.	113,000	10,329
MEDNAX, Inc.*	382,400	26,860

Total		72,364

Hotels, Restaurants & Leisure 2.48%
Darden Restaurants, Inc.	448,900	22,481
Hyatt Hotels Corp. Class A*	520,077	22,379
Red Robin Gourmet Burgers, Inc.*	316,700	11,293

Total		56,153

Household Durables 2.19%
Harman International Industries, Inc.	307,200	15,231
Jarden Corp.	336,300	14,101
Mohawk Industries, Inc.*	302,300	20,260

Total		49,592

Information Technology Services 8.86%
Alliance Data Systems Corp.*	251,700	32,341
Amdocs Ltd.*	1,058,298	33,866
Fiserv, Inc.*	425,459	29,906
FleetCor Technologies, Inc.*	691,667	27,355
Global Payments, Inc.	671,922	31,197
Lender Processing Services, Inc.	672,400	17,852
Sapient Corp.	2,373,427	28,410

Total		200,927

Insurance 5.21%
Alterra Capital Holdings Ltd.	978,119	23,406
Arch Capital Group Ltd.*	967,506	38,004
Brown & Brown, Inc.	673,000	18,151
PartnerRe Ltd.	232,300	16,173
RenaissanceRe Holdings Ltd.	286,000	22,325

Total		118,059

Life Sciences Tools & Services 1.91%
PerkinElmer, Inc.	1,568,700	43,296

Machinery 4.09%
Crane Co.	463,100	20,437
ESCO Technologies, Inc.	386,100	13,282
SPX Corp.	412,300	31,656
Timken Co. (The)	426,100	24,079
Trinity Industries, Inc.	110,160	3,261

Total		92,715

Marine 0.35%
Kirby Corp.*	121,338	8,053

Media 2.22%
Interpublic Group of Cos., Inc. (The)	4,260,700	50,319

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)
VALUE OPPORTUNITIES FUND April 30, 2012

Investments	Shares	Fair Value (000)

Metals & Mining 3.88%
Allegheny Technologies, Inc.	423,500	$18,185
Carpenter Technology Corp.	536,476	29,860
Reliance Steel & Aluminum Co.	715,300	39,978

Total		88,023

Multi-Utilities 2.37%
CMS Energy Corp.	1,252,500	28,795
Wisconsin Energy Corp.	675,799	24,896

Total		53,691

Oil, Gas & Consumable Fuels 2.17%
EQT Corp.	439,200	21,881
Range Resources Corp.	410,400	27,357

Total		49,238

Paper & Forest Products 0.00%
Schweitzer-Mauduit International, Inc.	891	60

Pharmaceuticals 2.34%
Watson Pharmaceuticals, Inc.*	703,200	52,993

Real Estate Investment Trusts 1.03%
American Campus Communities, Inc.	400,401	17,798
Host Hotels & Resorts, Inc.	330,199	5,494

Total		23,292

Road & Rail 2.62%
Genesee & Wyoming, Inc. Class A*	278,200	14,998
Kansas City Southern	248,200	19,116
Werner Enterprises, Inc.	1,072,000	25,321

Total		59,435

Semiconductors & Semiconductor Equipment 1.75%
Lam Research Corp.*	666,000	27,739
Silicon Laboratories, Inc.*	334,417	11,868

Total		39,607

Software 1.43%
Nuance Communications, Inc.*	1,324,785	32,378

Specialty Retail 2.56%
Express, Inc.*	1,176,299	27,785
Men’s Wearhouse, Inc. (The)	487,639	18,062
Penske Automotive Group, Inc.	462,600	12,231

Total		58,078

Textiles, Apparel & Luxury Goods 2.82%
Gildan Activewear, Inc. (Canada)(a)	412,500	11,872
PVH Corp.	363,600	32,287
Quiksilver, Inc.*	1,950,778	6,750
Vera Bradley, Inc.*	503,002	13,068

Total		63,977

Trading Companies & Distributors 1.28%
TAL International Group, Inc.	700,896	28,954

Total Common Stocks (cost $1,903,328,101)		2,228,598

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
VALUE OPPORTUNITIES FUND April 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.28%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $52,460,000 of Federal Home Loan Bank at 0.42% due 6/21/2013; value: $52,656,725 proceeds: $51,622,755 (cost $51,622,741)	$51,623	$51,623

Total Investments in Securities 100.60% (cost $1,954,950,842)		2,280,221

Liabilities in Excess of Other Assets (0.60)%		(13,647)

Net Assets 100.00%		$2,266,574

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	45

Statements of Assets and Liabilities (unaudited)
April 30, 2012

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
ASSETS:
Investments in securities, at cost	$806,370,294	$4,338,211,395	$23,363,786

Investments in securities, at fair value	$935,176,814	$5,017,020,304	$24,412,567
Cash	—	—	—
Foreign cash, at value (cost $0, $0, $0, $4,527,164, $10,706,164, $3,758,036, $0 and $0, respectively)	—	—	—
Receivables:
Interest and dividends	—	3,486,502	5,986
Investment securities sold	—	38,634,750	4,962,474
Capital shares sold	1,887,997	8,319,634	250,065
From affiliates (See Note 3)	147,037	—	—
From advisor (See Note 3)	—	—	12,294
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Prepaid expenses and other assets	59,468	157,351	28,825

Total assets	937,271,316	5,067,618,541	29,672,211

LIABILITIES:
Payables:
Investment securities purchased	—	16,836,227	4,868,474
Capital shares reacquired	1,216,809	11,167,084	5,574
Management fee	—	2,130,710	10,792
12b-1 distribution fees	403,327	2,232,249	7,600
Fund administration	—	164,227	785
Trustees’ fees	62,904	507,311	—
To affiliates (See Note 3)	—	8,244	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Accrued expenses and other liabilities	337,010	1,003,491	61,492

Total liabilities	2,020,050	34,049,543	4,954,717

NET ASSETS	$935,251,266	$5,033,568,998	$24,717,494

COMPOSITION OF NET ASSETS:
Paid-in capital	$783,307,453	$4,318,038,544	$23,461,464
Undistributed (distributions in excess of) net investment income	(181,934)	3,536,255	(11,196)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	23,319,227	33,185,290	218,445
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	128,806,520	678,808,909	1,048,781

Net Assets	$935,251,266	$5,033,568,998	$24,717,494

46	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$667,648,196	$1,393,454,348	$300,444,570	$39,405,254	$1,954,950,842

$718,745,856	$1,449,262,014	$318,924,269	$46,534,613	$2,280,221,386
1,110,000	1,000,000	430,000	—	—

4,550,065	10,799,662	3,747,347	—	—

4,561,176	9,854,996	1,146,883	57,709	568,110
1,987,384	3,538,715	1,504,338	20,013	34,228,051
1,054,009	8,329,843	95,363	63,741	5,456,623
—	—	—	—	—
212,239	220,235	—	66	—

1,791,070	11,773,722	609,346	—	—
51,608	64,701	39,412	25,224	94,679

734,063,407	1,494,843,888	326,496,958	46,701,366	2,320,568,849

1,891,860	18,326,611	3,673,527	46,959	43,405,381
1,258,270	914,202	435,615	62,170	7,804,601
444,323	860,788	194,757	15,219	1,317,555
215,712	251,153	58,320	18,011	864,991
23,697	46,846	10,387	1,522	73,514
119,040	13,310	48,146	7,640	39,684
5,330	58,190	31,986	—	23,426
2,364,371	5,854,017	1,077,852	—	—
430,268	167,490	159,283	46,748	466,124

6,752,871	26,492,607	5,689,873	198,269	53,995,276

$727,310,536	$1,468,351,281	$320,807,085	$46,503,097	$2,266,573,573

$1,017,626,242	$1,480,095,576	$366,624,305	$55,174,965	$1,943,045,657

7,953,803	12,706,757	653,359	88,806	(1,938,449)

(348,888,657)	(86,370,471)	(64,491,103)	(15,890,033)	195,821

50,619,148	61,919,419	18,020,524	7,129,359	325,270,544

$727,310,536	$1,468,351,281	$320,807,085	$46,503,097	$2,266,573,573

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)(concluded)
April 30, 2012

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Net assets by class:
Class A Shares	$449,685,961	$2,582,124,667	$16,357,708
Class B Shares	$26,034,565	$98,258,858	—
Class C Shares	$240,840,023	$879,511,807	$1,301,239
Class F Shares	$159,682,290	$719,747,965	$4,453,795
Class I Shares	$24,779,296	$422,102,910	$2,579,572
Class P Shares	—	$32,350,168	—
Class R2 Shares	$3,621,899	$24,898,672	$10,767
Class R3 Shares	$30,607,232	$274,573,951	$14,413
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	17,829,626	193,433,976	1,017,432
Class B Shares	1,102,667	7,762,240	—
Class C Shares	10,270,798	69,767,519	81,379
Class F Shares	6,321,493	54,171,353	276,761
Class I Shares	972,888	31,489,137	160,213
Class P Shares	—	2,451,093	—
Class R2 Shares	145,476	1,892,738	669
Class R3 Shares	1,227,188	20,765,855	895
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$25.22	$13.35	$16.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$26.76	$14.16	$17.06
Class B Shares-Net asset value	$23.61	$12.66	—
Class C Shares-Net asset value	$23.45	$12.61	$15.99
Class F Shares-Net asset value	$25.26	$13.29	$16.09
Class I Shares-Net asset value	$25.47	$13.40	$16.10
Class P Shares-Net asset value	—	$13.20	—
Class R2 Shares-Net asset value	$24.90	$13.15	$16.09
Class R3 Shares-Net asset value	$24.94	$13.22	$16.10

48	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$415,982,467	$502,188,448	$80,960,703	$32,959,880	$954,054,022
$24,412,080	—	$8,378,716	$1,650,895	$15,357,270
$61,694,374	$50,584,627	$15,862,477	$6,666,022	$287,499,914
$121,932,970	$86,824,538	$986,807	$481,299	$465,449,138
$86,344,633	$796,412,312	$207,964,634	$4,480,062	$434,656,041
$370,543	—	$914,624	$14,009	$3,457,664
$543,094	$281,057	$79,557	$10,911	$12,967,595
$16,030,375	$32,060,299	$5,659,567	$240,019	$93,131,929

36,195,513	62,782,528	6,220,467	3,181,146	58,147,056
2,149,181	—	676,846	161,678	973,209
5,424,574	6,363,483	1,289,750	653,718	18,220,540
10,683,642	10,841,924	76,364	46,711	28,246,222
7,476,498	99,260,512	15,625,427	430,700	26,133,139
32,328	—	69,227	1,347	211,754
47,284	34,552	6,152	1,041	799,107
1,412,630	3,977,564	440,900	23,268	5,729,090

$11.49	$8.00	$13.02	$10.36	$16.41

$12.19	$8.49	$13.81	$10.99	$17.41
$11.36	—	$12.38	$10.21	$15.78
$11.37	$7.95	$12.30	$10.20	$15.78
$11.41	$8.01	$12.92	$10.30	$16.48
$11.55	$8.02	$13.31	$10.40	$16.63
$11.46	—	$13.21	$10.40	$16.33
$11.49	$8.13	$12.93	$10.48	$16.23
$11.35	$8.06	$12.84	$10.32	$16.26

See Notes to Financial Statements.	49

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2012

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Investment income:

Dividends (net of foreign withholding taxes of $0, $982,299, $109, $760,930, $1,496,191, $208,953, $1,314 and $31,971, respectively)	$1,835,421	$39,183,812	$57,196
Interest and other	18	4,620	385

Total investment income	1,835,439	39,188,432	57,581

Expenses:
Management fee	448,121	12,291,875	47,381
12b-1 distribution plan-Class A	536,433	4,288,573	19,058
12b-1 distribution plan-Class B	132,070	533,967	—
12b-1 distribution plan-Class C	1,133,093	4,188,461	2,882
12b-1 distribution plan-Class F	76,670	348,041	1,846
12b-1 distribution plan-Class P	—	70,428	—
12b-1 distribution plan-Class R2	10,485	67,191	30
12b-1 distribution plan-Class R3	70,587	581,356	28
Shareholder servicing	842,455	3,154,345	3,488
Professional	17,309	33,890	20,390
Reports to shareholders	66,264	267,318	7,012
Fund administration	—	945,558	3,446
Custody	6,725	32,871	9,095
Trustees’ fees	12,839	65,905	222
Registration	59,256	156,503	9,305
Subsidy (See Note 3)	—	53,328	—
Offering costs	—	—	13,961
Other	11,355	81,415	1,593

Gross expenses	3,423,662	27,161,025	139,737
Expense reductions (See Note 7)	(301)	(1,671)	(6)
Management fee waived and expenses reimbursed (See Note 3)	(448,121)	—	(72,871)
Expenses assumed by Underlying Funds (See Note 3)	(1,015,902)	—	—

Net expenses	1,959,338	27,159,354	66,860

Net investment income (loss)	(123,899)	12,029,078	(9,279)

Net realized and unrealized gain (loss):
Capital gains received from Underlying Funds	23,324,449	—	—
Net realized gain (loss) on investments (net of foreign capital gains tax) and foreign currency related transactions	9,817,656	38,875,620	1,299,403
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	63,107,923	376,960,453	210,114

Net realized and unrealized gain	96,250,028	415,836,073	1,509,517

Net Increase in Net Assets Resulting From Operations	$96,126,129	$427,865,151	$1,500,238

50	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$15,641,793	$35,839,689	$3,376,292	$492,409	$11,138,458
65	3,281	813	77	3,407

15,641,858	35,842,970	3,377,105	492,486	11,141,865

2,844,771	4,385,908	1,178,788	84,080	7,540,125
728,622	697,643	137,204	50,887	1,582,438
127,702	—	43,267	8,444	77,179
311,173	162,892	74,547	29,380	1,377,777
51,087	24,777	501	325	215,673
875	—	1,865	29	7,365
1,834	256	242	—	32,742
33,786	51,907	12,302	508	192,681
847,089	352,468	186,560	32,739	1,430,575
30,493	27,896	29,213	22,967	28,275
68,352	37,435	14,451	3,420	127,921
151,721	236,651	62,869	8,408	418,536
170,584	303,383	81,090	4,341	16,281
11,687	14,767	4,667	582	28,898
58,478	87,660	40,792	36,394	114,471
79,195	368,521	232,890	—	160,301
—	—	—	—	—
23,562	14,154	10,464	25,739	26,475

5,541,011	6,766,318	2,111,712	308,243	13,377,713
(234)	(289)	(36)	(18)	(704)

(1,365,066)	(1,273,021)	—	—	—

—	—	—	—	—

4,175,711	5,493,008	2,111,676	308,225	13,377,009

11,466,147	30,349,962	1,265,429	184,261	(2,235,144)

—	—	—	—	—

(5,658,163)	(44,339,426)	6,017,532	884,019	2,337,149

21,873,520	60,228,212	20,778,110	3,311,188	174,010,915

16,215,357	15,888,786	26,795,642	4,195,207	176,348,064

$27,681,504	$46,238,748	$28,061,071	$4,379,468	$174,112,920

See Notes to Financial Statements.	51

Statements of Changes in Net Assets

	Alpha Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Operations:
Net investment income (loss)	$(123,899)	$(2,550,297)
Capital gains distributions received from Underlying Funds	23,324,449	405,375
Net realized gain (loss) on investments and foreign currency related transactions	9,817,656	16,326,792
Net change in unrealized appreciation/depreciation on investments	63,107,923	8,433,503

Net increase (decrease) in net assets resulting from operations	96,126,129	22,615,373

Distributions to shareholders from:
Net investment income
Class A	—	—
Class F	—	—
Class I	—	—
Class P	—	—
Class R2	—	—
Class R3	—	—
Net realized gain
Class A	(1,320,901)	—
Class B	(89,833)	—
Class C	(758,348)	—
Class F	(496,799)	—
Class I	(86,333)	—
Class P	—	—
Class R2	(10,876)	—
Class R3	(88,046)	—

Total distributions to shareholders	(2,851,136)	—

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	101,395,573	339,786,770
Reinvestment of distributions	2,290,631	—
Cost of shares reacquired	(143,933,559)	(298,546,378)

Net increase (decrease) in net assets resulting from capital share transactions	(40,247,355)	41,240,392

Net increase in net assets	53,027,638	63,855,765

NET ASSETS:
Beginning of period	$882,223,628	$818,367,863

End of period	$935,251,266	$882,223,628

Undistributed (distributions in excess of) net investment income	$(181,934)	$(58,035)

* For the period June 24, 2011 (commencement of operations) to October 31, 2011.

52	See Notes to Financial Statements.

Fundamental Equity Fund		Growth Leaders Fund

For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (unaudited)	For the Period June 24, 2011 to October 31, 2011*

$12,029,078	$2,410,156	$(9,279)	$(4,010)
—	—	—	—

38,875,620	225,744,959	1,299,403	(1,080,958)

376,960,453	(136,463,491)	210,114	838,667

427,865,151	91,691,624	1,500,238	(246,301)

(4,347,246)	(5,446,274)	—	—
(2,767,177)	(1,986,437)	(4,091)	—
(1,297,980)	(1,037,377)	(1,877)	—
(15,617)	(61,422)	—	—
(9,753)	(15,396)	—	—
(295,095)	(184,856)	—	—

(50,846,537)	—	—	—
(2,537,677)	—	—	—
(18,296,808)	—	—	—
(13,809,878)	—	—	—
(5,334,579)	—	—	—
(658,136)	—	—	—
(438,898)	—	—	—
(4,123,564)	—	—	—

(104,778,945)	(8,731,762)	(5,968)	—

883,992,990	2,373,450,067	13,887,317	21,794,501
89,513,408	7,768,549	262	—
(695,026,631)	(1,182,901,281)	(6,685,997)	(5,526,558)

278,479,767	1,198,317,335	7,201,582	16,267,943

601,565,973	1,281,277,197	8,695,852	16,021,642

$4,432,003,025	$3,150,725,828	$16,021,642	$—

$5,033,568,998	$4,432,003,025	$24,717,494	$16,021,642

$3,536,255	$240,045	$(11,196)	$4,051

See Notes to Financial Statements.	53

Statements of Changes in Net Assets (continued)

	International Core Equity Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Operations:
Net investment income	$11,466,147	$17,118,913
Net realized gain (loss) on investments and foreign currency related transactions	(5,658,163)	48,354,554
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	21,873,520	(121,294,924)

Net increase (decrease) in net assets resulting from operations	27,681,504	(55,821,457)

Distributions to shareholders from:
Net investment income
Class A	(8,371,627)	(5,752,133)
Class B	(316,771)	(156,229)
Class C	(825,965)	(373,209)
Class F	(2,022,224)	(520,403)
Class I	(4,642,680)	(4,388,679)
Class P	(6,018)	(18,601)
Class R2	(12,015)	(6,379)
Class R3	(249,020)	(124,689)

Total distributions to shareholders	(16,446,320)	(11,340,322)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	102,583,817	228,058,700
Reinvestment of distributions	15,573,754	10,835,934
Cost of shares reacquired	(255,632,934)	(302,597,602)

Net increase (decrease) in net assets resulting from capital share transactions	(137,475,363)	(63,702,968)

Net increase (decrease) in net assets	(126,240,179)	(130,864,747)

NET ASSETS:
Beginning of period	$853,550,715	$984,415,462

End of period	$727,310,536	$853,550,715

Undistributed net investment income	$7,953,803	$12,933,976

54	See Notes to Financial Statements.

International Dividend Income Fund		International Opportunities Fund

For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011

$30,349,962	$29,860,805	$1,265,429	$3,827,143

(44,339,426)	(8,159,195)	6,017,532	44,777,133

60,228,212	(51,744,570)	20,778,110	(72,731,225)

46,238,748	(30,042,960)	28,061,071	(24,126,949)

(6,409,089)	(10,420,529)	(554,918)	(390,888)
—	—	—	—
(457,039)	(723,292)	(10,632)	—
(907,028)	(1,074,651)	(10,277)	(8,779)
(11,452,765)	(17,419,521)	(2,327,143)	(1,691,088)
—	—	(4,835)	(2,941)
(995)	(434)	(384)	(139)
(237,831)	(9,576)	(36,887)	(14,604)

(19,464,747)	(29,648,003)	(2,945,076)	(2,108,439)

661,834,392	564,714,201	14,127,552	73,495,448
16,727,893	27,261,523	2,866,583	2,089,619
(125,405,239)	(98,249,560)	(50,884,402)	(89,288,286)

553,157,046	493,726,164	(33,890,267)	(13,703,219)

579,931,047	434,035,201	(8,774,272)	(39,938,607)

$888,420,234	$454,385,033	$329,581,357	$369,519,964

$1,468,351,281	$888,420,234	$320,807,085	$329,581,357

$12,706,757	$1,821,542	$653,359	$2,333,006

See Notes to Financial Statements.	55

Statements of Changes in Net Assets (concluded)

	Large Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Operations:
Net investment income (loss)	$184,261	$297,353
Net realized gain on investments and foreign currency related transactions	884,019	2,040,802
Net change in unrealized appreciation/depreciation on investments	3,311,188	(2,900,826)

Net increase (decrease) in net assets resulting from operations	4,379,468	(562,671)

Distributions to shareholders from:
Net investment income
Class A	(234,204)	(121,423)
Class B	(2,273)	—
Class C	(17,309)	—
Class F	(9,955)	(5,082)
Class I	(55,334)	(76,654)
Class P	(104)	(46)
Class R2	(66)	(35)
Class R3	(1,934)	(630)
Net realized gain
Class A	—	—
Class B	—	—
Class C	—	—
Class F	—	—
Class I	—	—
Class P	—	—
Class R2	—	—
Class R3	—	—

Total distributions to shareholders	(321,179)	(203,870)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	10,227,291	14,411,823
Reinvestment of distributions	266,584	177,879
Cost of shares reacquired	(6,681,935)	(20,969,565)

Net increase (decrease) in net assets resulting from capital share transactions	3,811,940	(6,379,863)

Net increase (decrease) in net assets	7,870,229	(7,146,404)

NET ASSETS:
Beginning of period	$38,632,868	$45,779,272

End of period	$46,503,097	$38,632,868

Undistributed (distributions in excess of) net investment income	$88,806	$225,724

56	See Notes to Financial Statements.

Value Opportunities Fund

For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011

$(2,235,144)	$(5,090,334)

2,337,149	6,361,369

174,010,915	(3,667,311)

174,112,920	(2,396,276)

—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—

(3,286,340)	(3,052,445)
(59,750)	(100,233)
(1,016,764)	(811,906)
(1,427,757)	(958,671)
(1,077,354)	(955,523)
(11,405)	(22,412)
(35,968)	(14,042)
(245,680)	(112,302)

(7,161,018)	(6,027,534)

553,446,941	1,396,347,849
6,175,022	5,241,207
(375,783,717)	(612,346,535)

183,838,246	789,242,521

350,790,148	780,818,711

$1,915,783,425	$1,134,964,714

$2,266,573,573	$1,915,783,425

$(1,938,449)	$296,695

See Notes to Financial Statements.	57

Financial Highlights
ALPHA STRATEGY FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$22.72		$21.93	$17.24	$15.58	$29.08	$23.68

Investment operations:
Net investment income (loss)(a)	.02		(.02)	(.03)	.01	(.02)	(.04)
Net realized and unrealized gain (loss)	2.55		.81	4.74	2.81	(11.23)	6.44

Total from investment operations	2.57		.79	4.71	2.82	(11.25)	6.40

Distributions to shareholders from:
Net investment income	—		—	(.02)	(.03)	(.76)	(.74)
Net realized gain	(.07)		—	—	(1.13)	(1.49)	(.26)

Total distributions	(.07)		—	(.02)	(1.16)	(2.25)	(1.00)

Net asset value, end of period	$25.22		$22.72	$21.93	$17.24	$15.58	$29.08

Total Return(b)	11.37	%(c)	3.60%	27.36%	20.57%	(41.64)%	28.00%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.28%	.35%	.35%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.28%	.35%	.35%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(c)	.60%	.70%	.87%	.76%	.79%
Net investment income (loss)	.08	%(c)	(.10)%	(.16)%	.09%	(.09)%	(.17)%

Supplemental Data:

Net assets, end of period (000)	$449,686		$432,698	$404,804	$296,989	$257,398	$332,175
Portfolio turnover rate	3.57	%(c)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$21.36		$20.76	$16.41	$14.94	$27.98	$22.79

Investment operations:
Net investment loss(a)	(.06)		(.18)	(.15)	(.08)	(.15)	(.20)
Net realized and unrealized gain (loss)	2.38		.78	4.50	2.68	(10.81)	6.21

Total from investment operations	2.32		.60	4.35	2.60	(10.96)	6.01

Distributions to shareholders from:
Net investment income	—		—	—	—	(.59)	(.56)
Net realized gain	(.07)		—	—	(1.13)	(1.49)	(.26)

Total distributions	(.07)		—	—	(1.13)	(2.08)	(.82)

Net asset value, end of period	$23.61		$21.36	$20.76	$16.41	$14.94	$27.98

Total Return(b)	10.92	%(c)	2.89%	26.51%	19.86%	(42.04)%	27.17%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(c)	1.32%	1.35%	1.52%	1.42%	1.44%
Net investment loss	(.29	)%(c)	(.79)%	(.79)%	(.55)%	(.70)%	(.79)%

Supplemental Data:

Net assets, end of period (000)	$26,035		$26,877	$33,394	$31,294	$31,193	$58,045
Portfolio turnover rate	3.57	%(c)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$21.21		$20.61	$16.29	$14.85	$27.87	$22.79

Investment operations:
Net investment loss(a)	(.06)		(.18)	(.15)	(.08)	(.16)	(.21)
Net realized and unrealized gain (loss)	2.37		.78	4.47	2.65	(10.73)	6.21

Total from investment operations	2.31		.60	4.32	2.57	(10.89)	6.00

Distributions to shareholders from:
Net investment income	—		—	—	—	(.64)	(.66)
Net realized gain	(.07)		—	—	(1.13)	(1.49)	(.26)

Total distributions	(.07)		—	—	(1.13)	(2.13)	(.92)

Net asset value, end of period	$23.45		$21.21	$20.61	$16.29	$14.85	$27.87

Total Return(b)	10.95	%(c)	2.91%	26.52%	19.78%	(42.02)%	27.20%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)	.99%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)	.99%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(c)	1.31%	1.35%	1.52%	1.41%	1.44%
Net investment loss	(.29	)%(c)	(.80)%	(.81)%	(.59)%	(.74)%	(.83)%

Supplemental Data:

Net assets, end of period (000)	$240,840		$223,295	$208,051	$150,633	$122,504	$145,528
Portfolio turnover rate	3.57	%(c)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$22.74		$21.91	$17.22	$15.58	$29.09	$27.77

Investment operations:
Net investment income (loss)(b)	.04		.02	— (c)	.01	(.02)	—	(c)
Net realized and unrealized gain (loss)	2.55		.81	4.76	2.85	(11.17)	1.32

Total from investment operations	2.59		.83	4.76	2.86	(11.19)	1.32

Distributions to shareholders from:
Net investment income	—		—	(.07)	(.09)	(.83)	—
Net realized gain	(.07)		—	—	(1.13)	(1.49)	—

Total distributions	(.07)		—	(.07)	(1.22)	(2.32)	—

Net asset value, end of period	$25.26		$22.74	$21.91	$17.22	$15.58	$29.09

Total Return(d)	11.45	%(e)	3.79%	27.67%	20.95%	(41.50)%	4.75	%(e)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(e)	.10%	.10%	.10%	.10%	.01	%(e)
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(e)	.10%	.10%	.10%	.10%	.01	%(e)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.21	%(e)	.42%	.44%	.60%	.55%	.07	%(e)
Net investment income (loss)	.16	%(e)	.08%	(.01)%	.05%	(.11)%	(.01	)%(e)

Supplemental Data:

Net assets, end of period (000)	$159,682		$142,150	$120,316	$29,762	$6,845	$11
Portfolio turnover rate	3.57	%(e)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$22.92		$22.06	$17.33	$15.67	$29.23	$23.77

Investment operations:
Net investment income(a)	.05		.05	.04	.06	.01	.05
Net realized and unrealized gain (loss)	2.57		.81	4.77	2.83	(11.24)	6.47

Total from investment operations	2.62		.86	4.81	2.89	(11.23)	6.52

Distributions to shareholders from:
Net investment income	—		—	(.08)	(.10)	(.84)	(.80)
Net realized gain	(.07)		—	—	(1.13)	(1.49)	(.26)

Total distributions	(.07)		—	(.08)	(1.23)	(2.33)	(1.06)

Net asset value, end of period	$25.47		$22.92	$22.06	$17.33	$15.67	$29.23

Total Return(b)	11.49	%(c)	3.90%	27.80%	21.06%	(41.45)%	28.48%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.16	%(c)	.32%	.35%	.52%	.41%	.44%
Net investment income	.22	%(c)	.20%	.18%	.39%	.06%	.19%

Supplemental Data:

Net assets, end of period (000)	$24,779		$26,906	$25,426	$11,785	$8,293	$1,819
Portfolio turnover rate	3.57	%(c)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)
ALPHA STRATEGY FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$22.47		$21.76	$17.13	$15.51	$29.08	$27.77

Investment operations:
Net investment loss(b)	(.02)		(.09)	(.09)	(.05)	(.12)	(.01)
Net realized and unrealized gain (loss)	2.52		.80	4.72	2.83	(11.16)	1.32

Total from investment operations	2.50		.71	4.63	2.78	(11.28)	1.31

Distributions to shareholders from:
Net investment income	—		—	—	(.03)	(.80)	—
Net realized gain	(.07)		—	—	(1.13)	(1.49)	—

Total distributions	(.07)		—	—	(1.16)	(2.29)	—

Net asset value, end of period	$24.90		$22.47	$21.76	$17.13	$15.51	$29.08

Total Return(c)	11.18	%(d)	3.26%	27.03%	20.37%	(41.82)%	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.60%	.60%	.05	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.60%	.59%	.05	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.46	%(d)	.92%	.94%	1.11%	1.02%	.11	%(d)
Net investment loss	(.09	)%(d)	(.39)%	(.44)%	(.32)%	(.59)%	(.05	)%(d)

Supplemental Data:

Net assets, end of period (000)	$3,622		$3,373	$3,437	$1,433	$564	$10
Portfolio turnover rate	3.57	%(d)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights (concluded)
ALPHA STRATEGY FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$22.50		$21.76	$17.12	$15.53	$29.08	$27.77

Investment operations:
Net investment loss(b)	(.01)		(.07)	(.08)	(.02)	(.10)	(.01)
Net realized and unrealized gain (loss)	2.52		.81	4.73	2.79	(11.15)	1.32

Total from investment operations	2.51		.74	4.65	2.77	(11.25)	1.31

Distributions to shareholders from:
Net investment income	—		—	(.01)	(.05)	(.81)	—
Net realized gain	(.07)		—	—	(1.13)	(1.49)	—

Total distributions	(.07)		—	(.01)	(1.18)	(2.30)	—

Net asset value, end of period	$24.94		$22.50	$21.76	$17.12	$15.53	$29.08

Total Return(c)	11.21	%(d)	3.40%	27.18%	20.39%	(41.72)%	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.50%	.04	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.49%	.04	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.41	%(d)	.82%	.84%	1.01%	.95%	.10	%(d)
Net investment loss	(.04	)%(d)	(.31)%	(.39)%	(.15)%	(.51)%	(.04	)%(d)

Supplemental Data:

Net assets, end of period (000)	$30,607		$26,924	$22,941	$6,979	$3,949	$10
Portfolio turnover rate	3.57	%(d)	6.78%	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

64	See Notes to Financial Statements.

Financial Highlights
FUNDAMENTAL EQUITY FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.51		$11.89	$9.99	$8.85	$13.69	$13.14

Investment operations:
Net investment income(a)	.04		.02	.04	.03	.07	.08
Net realized and unrealized gain (loss)	1.09		.64	1.86	1.17	(3.89)	1.52

Total from investment operations	1.13		.66	1.90	1.20	(3.82)	1.60

Distributions to shareholders from:
Net investment income	(.02)		(.04)	— (b)	(.06)	(.08)	(.08)
Net realized gain	(.27)		—	—	—	(.94)	(.97)

Total distributions	(.29)		(.04)	— (b)	(.06)	(1.02)	(1.05)

Net asset value, end of period	$13.35		$12.51	$11.89	$9.99	$8.85	$13.69

Total Return(c)	9.38	%(d)	5.53%	19.06%	13.84%	(29.89)%	13.12%
Ratios to Average Net Assets:
Expenses, including expense reductions	.53	%(d)	1.09%	1.12%	1.19%	1.12%	1.12%
Expenses, excluding expense reductions	.53	%(d)	1.09%	1.12%	1.19%	1.12%	1.12%
Net investment income	.30	%(d)	.16%	.38%	.28%	.58%	.63%

Supplemental Data:

Net assets, end of period (000)	$2,582,125		$2,379,453	$1,850,569	$1,656,209	$1,512,312	$2,375,786
Portfolio turnover rate	40.66	%(d)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	65

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$11.35	$9.58	$8.48	$13.16	$12.66

Investment operations:
Net investment loss(a)	—	(b)	(.06)	(.03)	(.03)	(.01)	— (b)
Net realized and unrealized gain (loss)	1.04		.60	1.80	1.13	(3.73)	1.47

Total from investment operations	1.04		.54	1.77	1.10	(3.74)	1.47

Distributions to shareholders from:
Net investment income	—		—	—	—	—	— (b)
Net realized gain	(.27)		—	—	—	(.94)	(.97)

Total distributions	(.27)		—	—	—	(.94)	(.97)

Net asset value, end of period	$12.66		$11.89	$11.35	$9.58	$8.48	$13.16

Total Return(c)	9.06	%(d)	4.76%	18.48%	12.97%	(30.35)%	12.50%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.73%	1.77%	1.84%	1.77%	1.77%
Expenses, excluding expense reductions	.86	%(d)	1.73%	1.77%	1.84%	1.77%	1.77%
Net investment loss	(.01	)%(d)	(.49)%	(.29)%	(.35)%	(.07)%	(.01)%

Supplemental Data:

Net assets, end of period (000)	$98,259		$114,980	$149,531	$161,233	$169,131	$280,279
Portfolio turnover rate	40.66	%(d)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

66	See Notes to Financial Statements.

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.85		$11.30	$9.55	$8.45	$13.11	$12.62

Investment operations:
Net investment loss(a)	—	(b)	(.06)	(.03)	(.03)	(.01)	— (b)
Net realized and unrealized gain (loss)	1.03		.61	1.78	1.13	(3.71)	1.46

Total from investment operations	1.03		.55	1.75	1.10	(3.72)	1.46

Distributions to shareholders from:
Net investment income	—		—	—	—	— (b)	— (b)
Net realized gain	(.27)		—	—	—	(.94)	(.97)

Total distributions	(.27)		—	—	—	(.94)	(.97)

Net asset value, end of period	$12.61		$11.85	$11.30	$9.55	$8.45	$13.11

Total Return(c)	9.00	%(d)	4.87%	18.32%	13.02%	(30.31)%	12.48%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.73%	1.77%	1.84%	1.77%	1.77%
Expenses, excluding expense reductions	.86	%(d)	1.73%	1.77%	1.84%	1.77%	1.77%
Net investment loss	(.03	)%(d)	(.49)%	(.26)%	(.37)%	(.07)%	(.01)%

Supplemental Data:

Net assets, end of period (000)	$879,512		$817,590	$603,639	$485,484	$419,157	$639,749
Portfolio turnover rate	40.66	%(d)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	67

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.47		$11.86	$9.96	$8.85	$13.70	$13.62

Investment operations:
Net investment income(b)	.05		.05	.09	.03	.08	—	(c)
Net realized and unrealized gain (loss)	1.09		.63	1.84	1.18	(3.87)	.08

Total from investment operations	1.14		.68	1.93	1.21	(3.79)	.08

Distributions to shareholders from:
Net investment income	(.05)		(.07)	(.03)	(.10)	(.12)	—
Net realized gain	(.27)		—	—	—	(.94)	—

Total distributions	(.32)		(.07)	(.03)	(.10)	(1.06)	—

Net asset value, end of period	$13.29		$12.47	$11.86	$9.96	$8.85	$13.70

Total Return(d)	9.54	%(e)	5.75%	19.42%	14.03%	(29.70)%	.59	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.41	%(e)	.84%	.86%	.93%	.87%	.08	%(e)
Expenses, excluding expense reductions	.41	%(e)	.84%	.86%	.93%	.88%	.08	%(e)
Net investment income	.41	%(e)	.41%	.77%	.29%	.77%	.04	%(e)

Supplemental Data:

Net assets, end of period (000)	$719,748		$642,636	$282,018	$73,742	$8,995	$10
Portfolio turnover rate	40.66	%(e)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

68	See Notes to Financial Statements.

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.59		$11.96	$10.04	$8.92	$13.79	$13.21

Investment operations:
Net investment income(a)	.05		.07	.08	.05	.11	.10
Net realized and unrealized gain (loss)	1.09		.64	1.88	1.17	(3.92)	1.57

Total from investment operations	1.14		.71	1.96	1.22	(3.81)	1.67

Distributions to shareholders from:
Net investment income	(.06)		(.08)	(.04)	(.10)	(.12)	(.12)
Net realized gain	(.27)		—	—	—	(.94)	(.97)

Total distributions	(.33)		(.08)	(.04)	(.10)	(1.06)	(1.09)

Net asset value, end of period	$13.40		$12.59	$11.96	$10.04	$8.92	$13.79

Total Return(b)	9.48	%(c)	5.94%	19.54%	14.11%	(29.62)%	13.68%
Ratios to Average Net Assets:
Expenses, including expense reductions	.36	%(c)	.74%	.77%	.84%	.77%	.78%
Expenses, excluding expense reductions	.36	%(c)	.74%	.77%	.84%	.77%	.78%
Net investment income	.43	%(c)	.52%	.75%	.58%	.92%	.78%

Supplemental Data:

Net assets, end of period (000)	$422,103		$245,329	$162,114	$98,570	$54,483	$53,737
Portfolio turnover rate	40.66	%(c)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	69

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.36		$11.75	$9.87	$8.75	$13.55	$13.03

Investment operations:
Net investment income(a)	.03		.01	.03	.01	.06	.07
Net realized and unrealized gain (loss)	1.09		.62	1.85	1.16	(3.85)	1.51

Total from investment operations	1.12		.63	1.88	1.17	(3.79)	1.58

Distributions to shareholders from:
Net investment income	(.01)		(.02)	—	(.05)	(.07)	(.09)
Net realized gain	(.27)		—	—	—	(.94)	(.97)

Total distributions	(.28)		(.02)	—	(.05)	(1.01)	(1.06)

Net asset value, end of period	$13.20		$12.36	$11.75	$9.87	$8.75	$13.55

Total Return(b)	9.34	%(c)	5.40%	19.05%	13.59%	(29.98)%	13.08%
Ratios to Average Net Assets:
Expenses, including expense reductions	.58	%(c)	1.19%	1.22%	1.29%	1.22%	1.22%
Expenses, excluding expense reductions	.58	%(c)	1.19%	1.22%	1.29%	1.22%	1.22%
Net investment income	.25	%(c)	.05%	.28%	.17%	.49%	.53%

Supplemental Data:

Net assets, end of period (000)	$32,350		$31,223	$30,598	$29,361	$24,711	$48,641
Portfolio turnover rate	40.66	%(c)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

70	See Notes to Financial Statements.

Financial Highlights (continued)
FUNDAMENTAL EQUITY FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.33		$11.75	$9.89	$8.82	$13.69	$13.62

Investment operations:
Net investment income (loss)(b)	.02		(.01)	.04	(.01)	.05	—	(c)
Net realized and unrealized gain (loss)	1.08		.63	1.82	1.17	(3.88)	.07

Total from investment operations	1.10		.62	1.86	1.16	(3.83)	.07

Distributions to shareholders from:
Net investment income	(.01)		(.04)	— (c)	(.09)	(.10)	—
Net realized gain	(.27)		—	—	—	(.94)	—

Total distributions	(.28)		(.04)	— (c)	(.09)	(1.04)	—

Net asset value, end of period	$13.15		$12.33	$11.75	$9.89	$8.82	$13.69

Total Return(d)	9.20	%(e)	5.27%	18.81%	13.44%	(29.98)%	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(e)	1.34%	1.36%	1.42%	1.30%	.12	%(e)
Expenses, excluding expense reductions	.66	%(e)	1.34%	1.36%	1.42%	1.31%	.12	%(e)
Net investment income (loss)	.16	%(e)	(.11)%	.36%	(.14)%	.47%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$24,899		$19,997	$4,444	$1,187	$319	$10
Portfolio turnover rate	40.66	%(e)	55.07%	80.98%	88.13%	85.13%		63.23%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.	71

Financial Highlights (concluded)
FUNDAMENTAL EQUITY FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.40		$11.80	$9.92	$8.82	$13.69	$13.62

Investment operations:
Net investment income(b)	.02		— (c)	.03	— (c)	.04	—	(c)
Net realized and unrealized gain (loss)	1.09		.63	1.85	1.17	(3.86)	.07

Total from investment operations	1.11		.63	1.88	1.17	(3.82)	.07

Distributions to shareholders from:
Net investment income	(.02)		(.03)	— (c)	(.07)	(.11)	—
Net realized gain	(.27)		—	—	—	(.94)	—

Total distributions	(.29)		(.03)	— (c)	(.07)	(1.05)	—

Net asset value, end of period	$13.22		$12.40	$11.80	$9.92	$8.82	$13.69

Total Return(d)	9.27	%(e)	5.36%	18.96%	13.55%	(29.96)%	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(e)	1.24%	1.26%	1.33%	1.26%	.11	%(e)
Expenses, excluding expense reductions	.61	%(e)	1.24%	1.26%	1.33%	1.26%	.11	%(e)
Net investment income	.20	%(e)	.01%	.30%	.05%	.37%	.01	%(e)

Supplemental Data:

Net assets, end of period (000)	$274,574		$180,795	$67,814	$28,510	$14,303	$10
Portfolio turnover rate	40.66	%(e)	55.07%	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

72	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)		6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.50		$15.00

Investment operations:
Net investment loss(b)	(.01)		(.01)
Net realized and unrealized gain (loss)	1.59		(.49)

Total from investment operations	1.58		(.50)

Net asset value, end of period	$16.08		$14.50

Total Return(c)	10.83	%(d)	(3.33	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.84	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.84	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84	%(d)	3.04	%(e)
Net investment loss	(.10	)%(d)	(.23	)%(e)

Supplemental Data:

Net assets, end of period (000)	$16,358		$7,882
Portfolio turnover rate	309.15	%(d)	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	73

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)		6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.47		$15.00

Investment operations:
Net investment loss(b)	(.07)		(.05)
Net realized and unrealized gain (loss)	1.59		(.48)

Total from investment operations	1.52		(.53)

Net asset value, end of period	$15.99		$14.47

Total Return(c)	10.50	%(d)	(3.53	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(d)	1.47	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(d)	1.47	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.13	%(d)	2.78	%(e)
Net investment loss	(.44	)%(d)	(.91	)%(e)

Supplemental Data:

Net assets, end of period (000)	$1,301		$175
Portfolio turnover rate	309.15	%(d)	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

74	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)		6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.51		$15.00

Investment operations:
Net investment income(b)	.01		—	(c)
Net realized and unrealized gain (loss)	1.58		(.49)

Total from investment operations	1.59		(.49)

Distributions to shareholders from:
Net investment income	(.01)		—

Net asset value, end of period	$16.09		$14.51

Total Return(d)	10.97	%(e)	(3.27	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(e)	.59	%(f)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(e)	.59	%(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(e)	1.95	%(f)
Net investment income	.06	%(e)	.08	%(f)

Supplemental Data:

Net assets, end of period (000)	$4,454		$5,993
Portfolio turnover rate	309.15	%(e)	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.	75

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)		6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.51		$15.00

Investment operations:
Net investment income(b)	.01		.01
Net realized and unrealized gain (loss)	1.60		(.50)

Total from investment operations	1.61		(.49)

Distributions to shareholders from:
Net investment income	(.02)		—

Net asset value, end of period	$16.10		$14.51

Total Return(c)	11.08	%(d)	(3.27	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	2.20	%(e)
Net investment income	.09	%(d)	.17	%(e)

Supplemental Data:

Net assets, end of period (000)	$2,580		$1,952
Portfolio turnover rate	309.15	%(d)	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

76	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH LEADERS FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)		6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.49		$15.00

Investment operations:
Net investment income (loss)(b)	.02		(.03)
Net realized and unrealized gain (loss)	1.58		(.48)

Total from investment operations	1.60		(.51)

Net asset value, end of period	$16.09		$14.49

Total Return(c)	11.04	%(d)	(3.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(d)	1.06	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.24	%(d)	1.06	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.97	%(d)	5.05	%(e)
Net investment income (loss)	.11	%(d)	(.49	)%(e)

Supplemental Data:

Net assets, end of period (000)	$11		$10
Portfolio turnover rate	309.15	%(d)	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	77

Financial Highlights (concluded)
GROWTH LEADERS FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)		6/24/2011(a) to 10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$14.49		$15.00

Investment operations:
Net investment income (loss)(b)	.01		(.02)
Net realized and unrealized gain (loss)	1.60		(.49)

Total from investment operations	1.61		(.51)

Net asset value, end of period	$16.10		$14.49

Total Return(c)	11.04	%(d)	(3.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(d)	.97	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.24	%(d)	.97	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.91	%(d)	4.96	%(e)
Net investment income (loss)	.09	%(d)	(.40	)%(e)

Supplemental Data:

Net assets, end of period (000)	$14		$10
Portfolio turnover rate	309.15%		208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

78	See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL CORE EQUITY FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.25		$12.12	$11.20	$8.68	$18.34	$15.23

Investment operations:
Net investment income(a)	.17		.20	.12	.08	.23	.17
Net realized and unrealized gain (loss)	.29		(.94)	.88	2.66	(8.23)	3.92

Total from investment operations	.46		(.74)	1.00	2.74	(8.00)	4.09

Distributions to shareholders from:
Net investment income	(.22)		(.13)	(.08)	(.22)	(.13)	(.06)
Net realized gain	—		—	—	—	(1.53)	(.92)

Total distributions	(.22)		(.13)	(.08)	(.22)	(1.66)	(.98)

Net asset value, end of period	$11.49		$11.25	$12.12	$11.20	$8.68	$18.34

Total Return(b)	4.35	%(c)	(6.16)%	8.95%	32.32%	(47.48)%	28.22%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.18%	1.55%	1.43%	1.40%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.18%	1.55%	1.42%	1.40%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.42%	1.44%	1.55%	1.43%	1.41%
Net investment income	1.53	%(c)	1.64%	1.05%	.92%	1.68%	1.02%

Supplemental Data:

Net assets, end of period (000)	$415,982		$439,938	$542,452	$574,731	$527,567	$1,082,308
Portfolio turnover rate	35.66	%(c)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	79

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.06		$11.91	$11.02	$8.50	$18.00	$15.00

Investment operations:
Net investment income(a)	.13		.12	.04	.02	.14	.06
Net realized and unrealized gain (loss)	.30		(.92)	.87	2.62	(8.07)	3.86

Total from investment operations	.43		(.80)	.91	2.64	(7.93)	3.92

Distributions to shareholders from:
Net investment income	(.13)		(.05)	(.02)	(.12)	(.04)	— (b)
Net realized gain	—		—	—	—	(1.53)	(.92)

Total distributions	(.13)		(.05)	(.02)	(.12)	(1.57)	(.92)

Net asset value, end of period	$11.36		$11.06	$11.91	$11.02	$8.50	$18.00

Total Return(c)	4.05	%(d)	(6.75)%	8.23%	31.46%	(47.80)%	27.39%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(d)	1.77%	1.84%	2.20%	2.08%	2.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(d)	1.77%	1.84%	2.20%	2.08%	2.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.06	%(d)	2.06%	2.09%	2.20%	2.08%	2.06%
Net investment income	1.19	%(d)	.96%	.40%	.27%	1.02%	.36%

Supplemental Data:

Net assets, end of period (000)	$24,412		$27,896	$39,255	$43,492	$39,604	$82,699
Portfolio turnover rate	35.66	%(d)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

80	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.08		$11.93	$11.04	$8.50	$18.00	$15.00

Investment operations:
Net investment income(a)	.13		.12	.04	.03	.14	.06
Net realized and unrealized gain (loss)	.30		(.92)	.87	2.62	(8.07)	3.86

Total from investment operations	.43		(.80)	.91	2.65	(7.93)	3.92

Distributions to shareholders from:
Net investment income	(.14)		(.05)	(.02)	(.11)	(.04)	— (b)
Net realized gain	—		—	—	—	(1.53)	(.92)

Total distributions	(.14)		(.05)	(.02)	(.11)	(1.57)	(.92)

Net asset value, end of period	$11.37		$11.08	$11.93	$11.04	$8.50	$18.00

Total Return(c)	4.03	%(d)	(6.73)%	8.21%	31.52%	(47.82)%	27.39%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(d)	1.74%	1.84%	2.20%	2.08%	2.06%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.74%	1.84%	2.20%	2.08%	2.06%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(d)	2.03%	2.09%	2.20%	2.08%	2.06%
Net investment income	1.21	%(d)	1.01%	.38%	.28%	1.01%	.37%

Supplemental Data:

Net assets, end of period (000)	$61,694		$68,316	$91,550	$105,557	$95,496	$216,646
Portfolio turnover rate	35.66	%(d)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	81

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$12.08	$11.16	$8.68	$18.34	$17.65

Investment operations:
Net investment income (loss)(b)	.20		.24	.16	.16	.24	(.01)
Net realized and unrealized gain (loss)	.27		(.95)	.86	2.59	(8.19)	.70

Total from investment operations	.47		(.71)	1.02	2.75	(7.95)	.69

Distributions to shareholders from:
Net investment income	(.26)		(.17)	(.10)	(.27)	(.18)	—
Net realized gain	—		—	—	—	(1.53)	—

Total distributions	(.26)		(.17)	(.10)	(.27)	(1.71)	—

Net asset value, end of period	$11.41		$11.20	$12.08	$11.16	$8.68	$18.34

Total Return(c)	4.48	%(d)	(5.98)%	9.25%	32.76%	(47.37)%	3.91	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.90%	1.27%	1.26%	.12	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.90%	1.27%	1.25%	.12	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.18%	1.18%	1.27%	1.26%	.12	%(d)
Net investment income (loss)	1.79	%(d)	1.98%	1.45%	1.73%	2.02%	(.06	)%(d)

Supplemental Data:

Net assets, end of period (000)	$121,933		$80,747	$31,153	$9,009	$1,869	$10
Portfolio turnover rate	35.66	%(d)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

82	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$12.21	$11.28	$8.77	$18.49	$15.33

Investment operations:
Net investment income(a)	.15		.25	.15	.13	.29	.25
Net realized and unrealized gain (loss)	.33		(.95)	.89	2.65	(8.30)	3.93

Total from investment operations	.48		(.70)	1.04	2.78	(8.01)	4.18

Distributions to shareholders from:
Net investment income	(.27)		(.17)	(.11)	(.27)	(.18)	(.10)
Net realized gain	—		—	—	—	(1.53)	(.92)

Total distributions	(.27)		(.17)	(.11)	(.27)	(1.71)	(1.02)

Net asset value, end of period	$11.55		$11.34	$12.21	$11.28	$8.77	$18.49

Total Return(b)	4.51	%(c)	(5.78)%	9.31%	32.86%	(47.30)%	28.67%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(c)	.77%	.82%	1.19%	1.07%	1.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.77%	.82%	1.19%	1.07%	1.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.07%	1.08%	1.19%	1.07%	1.06%
Net investment income	1.39	%(c)	2.06%	1.34%	1.34%	2.05%	1.53%

Supplemental Data:

Net assets, end of period (000)	$86,345		$222,808	$267,253	$167,574	$113,975	$259,354
Portfolio turnover rate	35.66	%(c)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.17		$12.04	$11.13	$8.63	$18.30	$15.22

Investment operations:
Net investment income(a)	.16		.10	.10	.07	.23	.15
Net realized and unrealized gain (loss)	.30		(.84)	.88	2.64	(8.19)	3.91

Total from investment operations	.46		(.74)	.98	2.71	(7.96)	4.06

Distributions to shareholders from:
Net investment income	(.17)		(.13)	(.07)	(.21)	(.18)	(.06)
Net realized gain	—		—	—	—	(1.53)	(.92)

Total distributions	(.17)		(.13)	(.07)	(.21)	(1.71)	(.98)

Net asset value, end of period	$11.46		$11.17	$12.04	$11.13	$8.63	$18.30

Total Return(b)	4.27	%(c)	(6.23)%	8.84%	32.29%	(47.56)%	28.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.22%	1.29%	1.64%	1.52%	1.51%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.22%	1.29%	1.64%	1.52%	1.51%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.79	%(c)	1.51%	1.54%	1.64%	1.52%	1.51%
Net investment income	1.44	%(c)	.83%	.92%	.78%	1.68%	.91%

Supplemental Data:

Net assets, end of period (000)	$371		$470	$1,765	$1,825	$1,135	$192
Portfolio turnover rate	35.66	%(c)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.24		$12.14	$11.20	$8.69	$18.33	$17.65

Investment operations:
Net investment income (loss)(b)	.14		.18	.08	.12	.27	(.01)
Net realized and unrealized gain (loss)	.31		(.95)	.91	2.65	(8.21)	.69

Total from investment operations	.45		(.77)	.99	2.77	(7.94)	.68

Distributions to shareholders from:
Net investment income	(.20)		(.13)	(.05)	(.26)	(.17)	—
Net realized gain	—		—	—	—	(1.53)	—

Total distributions	(.20)		(.13)	(.05)	(.26)	(1.70)	—

Net asset value, end of period	$11.49		$11.24	$12.14	$11.20	$8.69	$18.33

Total Return(c)	4.23	%(d)	(6.38)%	8.86%	32.77%	(47.24)%	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(d)	1.37%	1.35%	1.16%	1.17%	.14	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.37%	1.35%	1.16%	1.16%	.14	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.86	%(d)	1.67%	1.64%	1.16%	1.17%	.14	%(d)
Net investment income (loss)	1.28	%(d)	1.46%	.73%	1.33%	1.92%	(.08	)%(d)

Supplemental Data:

Net assets, end of period (000)	$543		$651	$570	$7	$5	$10
Portfolio turnover rate	35.66	%(d)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	85

Financial Highlights (concluded)
INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007

			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.11		$12.00	$11.10	$8.65	$18.33	$17.65

Investment operations:
Net investment income (loss)(b)	.17		.19	.11	.06	.22	(.01)
Net realized and unrealized gain (loss)	.28		(.94)	.87	2.64	(8.20)	.69

Total from investment operations	.45		(.75)	.98	2.70	(7.98)	.68

Distributions to shareholders from:
Net investment income	(.21)		(.14)	(.08)	(.25)	(.17)	—
Net realized gain	—		—	—	—	(1.53)	—

Total distributions	(.21)		(.14)	(.08)	(.25)	(1.70)	—

Net asset value, end of period	$11.35		$11.11	$12.00	$11.10	$8.65	$18.33

Total Return(c)	4.32	%(d)	(6.35)%	8.89%	32.23%	(47.55)%	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.63	%(d)	1.26%	1.28%	1.68%	1.62%	.14	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.26%	1.28%	1.68%	1.62%	.14	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.57%	1.57%	1.68%	1.62%	.14	%(d)
Net investment income (loss)	1.55	%(d)	1.54%	1.02%	.65%	1.79%	(.08	)%(d)

Supplemental Data:

Net assets, end of period (000)	$16,030		$12,725	$10,418	$1,439	$523	$10
Portfolio turnover rate	35.66	%(d)	83.78%	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

86	See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares

	Six Months Ended 4/30/12 (unaudited)					6/23/2008(a) to 10/31/2008

			Year Ended 10/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.88		$8.64	$8.22	$6.29	$10.00

Investment operations:
Net investment income(b)	.19		.42	.34	.28	.16
Net realized and unrealized gain (loss)	.05		(.78)	.42	1.90	(3.74)

Total from investment operations	.24		(.36)	.76	2.18	(3.58)

Distributions to shareholders from:
Net investment income	(.12)		(.40)	(.34)	(.25)	(.13)

Net asset value, end of period	$8.00		$7.88	$8.64	$8.22	$6.29

Total Return(c)	3.09	%(d)	(4.42)%	9.58%	35.88%	(36.10	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.12%	1.14%	1.35%	.48	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.12%	1.14%	1.35%	.48	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(d)	1.43%	1.46%	1.63%	.68	%(d)
Net investment income	2.42	%(d)	4.96%	4.23%	4.08%	1.98	%(d)

Supplemental Data:

Net assets, end of period (000)	$502,188		$278,975	$162,611	$52,935	$9,075
Portfolio turnover rate	37.85	%(d)	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	87

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares

	Six Months Ended 4/30/12 (unaudited)					6/23/2008(a) to 10/31/2008

			Year Ended 10/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.84		$8.60	$8.19	$6.28	$10.00

Investment operations:
Net investment income(b)	.17		.36	.29	.21	.09
Net realized and unrealized gain (loss)	.04		(.77)	.41	1.92	(3.68)

Total from investment operations	.21		(.41)	.70	2.13	(3.59)

Distributions to shareholders from:
Net investment income	(.10)		(.35)	(.29)	(.22)	(.13)

Net asset value, end of period	$7.95		$7.84	$8.60	$8.19	$6.28

Total Return(c)	2.71	%(d)	(5.03)%	8.99%	34.87%	(36.22	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(d)	1.76%	1.79%	1.98%	.68	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.76%	1.79%	1.98%	.68	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.98	%(d)	2.07%	2.10%	2.26%	1.44	%(d)
Net investment income	2.19	%(d)	4.29%	3.61%	2.93%	1.23	%(d)

Supplemental Data:

Net assets, end of period (000)	$50,585		$22,329	$13,561	$4,376	$177
Portfolio turnover rate	37.85	%(d)	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

88	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares

	Six Months Ended 4/30/12 (unaudited)
						6/23/2008(a) to 10/31/2008
			Year Ended 10/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.89		$8.65	$8.23	$6.29	$10.00

Investment operations:
Net investment income(b)	.21		.45	.39	.18	.15
Net realized and unrealized gain (loss)	.04		(.79)	.39	2.02	(3.72)

Total from investment operations	.25		(.34)	.78	2.20	(3.57)

Distributions to shareholders from:
Net investment income	(.13)		(.42)	(.36)	(.26)	(.14)

Net asset value, end of period	$8.01		$7.89	$8.65	$8.23	$6.29

Total Return(c)	3.20	%(d)	(4.18)%	9.95%	36.13%	(36.08	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.88%	1.07%	.35	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.88%	1.07%	.35	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(d)	1.18%	1.21%	1.39%	1.53	%(d)
Net investment income	2.70	%(d)	5.27%	4.78%	2.32%	1.91	%(d)

Supplemental Data:

Net assets, end of period (000)	$86,825		$26,892	$12,745	$1,772	$28
Portfolio turnover rate	37.85	%(d)	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	89

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares

	Six Months Ended 4/30/12 (unaudited)
						6/23/2008(a) to 10/31/2008
			Year Ended 10/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.91		$8.66	$8.24	$6.29	$10.00

Investment operations:
Net investment income(b)	.21		.43	.37	.29	.19
Net realized and unrealized gain (loss)	.03		(.75)	.41	1.93	(3.76)

Total from investment operations	.24		(.32)	.78	2.22	(3.57)

Distributions to shareholders from:
Net investment income	(.13)		(.43)	(.36)	(.27)	(.14)

Net asset value, end of period	$8.02		$7.91	$8.66	$8.24	$6.29

Total Return(c)	3.10	%(d)	(3.97)%	10.03%	36.38%	(36.07	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.77%	.81%	.99%	.36	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.77%	.81%	.99%	.36	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(d)	1.09%	1.10%	1.28%	.54	%(d)
Net investment income	2.61	%(d)	5.06%	4.53%	4.13%	2.19	%(d)

Supplemental Data:

Net assets, end of period (000)	$796,412		$559,879	$265,348	$225,668	$83,413
Portfolio turnover rate	37.85	%(d)	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

90	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares

	Six Months Ended 4/30/12 (unaudited)
						6/23/2008(a) to 10/31/2008
			Year Ended 10/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.03		$8.76	$8.29	$6.30	$10.00

Investment operations:
Net investment income(b)	.22		.45	.37	.31	.18
Net realized and unrealized gain (loss)	—	(c)	(.79)	.42	1.91	(3.76)

Total from investment operations	.22		(.34)	.79	2.22	(3.58)

Distributions to shareholders from:
Net investment income	(.12)		(.39)	(.32)	(.23)	(.12)

Net asset value, end of period	$8.13		$8.03	$8.76	$8.29	$6.30

Total Return(d)	2.78	%(e)	(4.15)%	9.96%	36.26%	(36.08	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(e)	.91%	.84%	.96%	.50	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.67	%(e)	.91%	.84%	.96%	.50	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(e)	1.22%	1.13%	1.27%	2.87	%(e)
Net investment income	2.77	%(e)	5.15%	4.45%	4.63%	2.07	%(e)

Supplemental Data:

Net assets, end of period (000)	$281		$16	$10	$9	$6
Portfolio turnover rate	37.85	%(e)	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	91

Financial Highlights (concluded)
INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares

	Six Months Ended 4/30/12 (unaudited)
						6/23/2008(a) to 10/31/2008
			Year Ended 10/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$8.71	$8.28	$6.30	$10.00

Investment operations:
Net investment income(b)	.22		.41	.36	.31	.18
Net realized and unrealized gain (loss)	.01		(.79)	.40	1.91	(3.75)

Total from investment operations	.23		(.38)	.76	2.22	(3.57)

Distributions to shareholders from:
Net investment income	(.11)		(.39)	(.33)	(.24)	(.13)

Net asset value, end of period	$8.06		$7.94	$8.71	$8.28	$6.30

Total Return(c)	2.97	%(d)	(4.61)%	9.62%	36.22%	(36.06	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.63	%(d)	1.26%	1.24%	.96%	.46	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.26%	1.24%	.96%	.46	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.59%	1.58%	1.27%	2.84	%(d)
Net investment income	2.71	%(d)	4.80%	4.40%	4.62%	2.10	%(d)

Supplemental Data:

Net assets, end of period (000)	$32,060		$331	$111	$9	$6
Portfolio turnover rate	37.85	%(d)	100.16%	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

92	See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.00		$12.87	$10.70	$7.29	$19.81	$15.72

Investment operations:
Net investment income(a)	.04		.10	.06	.04	.09	.04
Net realized and unrealized gain (loss)	1.06		(.92)	2.20	3.42	(10.36)	4.07

Total from investment operations	1.10		(.82)	2.26	3.46	(10.27)	4.11

Distributions to shareholders from:
Net investment income	(.08)		(.05)	(.09)	(.05)	(.08)	(.02)
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	(.08)		(.05)	(.09)	(.05)	(2.25)	(.02)

Net asset value, end of period	$13.02		$12.00	$12.87	$10.70	$7.29	$19.81

Total Return(b)	9.33	%(c)	(6.39)%	21.21%	47.94%	(57.81)%	26.14%
Ratios to Average Net Assets:
Expenses, including expense reductions	.76	%(c)	1.49%	1.54%	1.77%	1.60%	1.56%
Expenses, excluding expense reductions	.76	%(c)	1.49%	1.54%	1.77%	1.61%	1.56%
Net investment income	.32	%(c)	.79%	.54%	.50%	.65%	.23%

Supplemental Data:

Net assets, end of period (000)	$80,961		$83,729	$98,272	$92,188	$67,815	$200,909
Portfolio turnover rate	40.40	%(c)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	93

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.36		$12.21	$10.17	$6.92	$18.96	$15.12

Investment operations:
Net investment income (loss)(a)	—	(b)	.02	(.01)	(.01)	— (b)	(.07)
Net realized and unrealized gain (loss)	1.02		(.87)	2.08	3.26	(9.87)	3.91

Total from investment operations	1.02		(.85)	2.07	3.25	(9.87)	3.84

Distributions to shareholders from:
Net investment income	—		—	(.03)	—	—	—
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	—		—	(.03)	—	(2.17)	—

Net asset value, end of period	$12.38		$11.36	$12.21	$10.17	$6.92	$18.96

Total Return(c)	8.98	%(d)	(6.96)%	20.35%	46.97%	(58.10)%	25.40%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.08	%(d)	2.13%	2.19%	2.42%	2.25%	2.21%
Expenses, excluding expense reductions	1.08	%(d)	2.13%	2.19%	2.42%	2.26%	2.21%
Net investment income (loss)	(.02	)%(d)	.12%	(.13)%	(.15)%	(.01)%	(.43)%

Supplemental Data:

Net assets, end of period (000)	$8,379		$9,439	$14,307	$17,103	$14,192	$43,231
Portfolio turnover rate	40.40	%(d)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

94	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$11.29		$12.14	$10.12	$6.88	$18.86		$15.05

Investment operations:
Net investment income (loss)(a)	—	(b)	.02	(.01)	(.01)	—	(b)	(.07)
Net realized and unrealized gain (loss)	1.02		(.87)	2.06	3.25	(9.81)		3.88

Total from investment operations	1.02		(.85)	2.05	3.24	(9.81)		3.81

Distributions to shareholders from:
Net investment income	(.01)		—	(.03)	—	—		—
Net realized gain	—		—	—	—	(2.17)		—

Total distributions	(.01)		—	(.03)	—	(2.17)		—

Net asset value, end of period	$12.30		$11.29	$12.14	$10.12	$6.88		$18.86

Total Return(c)	9.03	%(d)	(7.00)%	20.34%	47.09%	(58.09)%		25.32%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.07	%(d)	2.10%	2.19%	2.42%	2.25%		2.21%
Expenses, excluding expense reductions	1.07	%(d)	2.10%	2.19%	2.42%	2.26%		2.21%
Net investment income (loss)	.02	%(d)	.17%	(.13)%	(.14)%	.00	%(e)	(.40)%

Supplemental Data:

Net assets, end of period (000)	$15,862		$15,603	$19,969	$21,668	$15,297		$43,422
Portfolio turnover rate	40.40	%(d)	103.98%	83.13%	115.58%	130.51%		115.79%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

See Notes to Financial Statements.	95

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.94		$12.81	$10.65	$7.28	$19.81	$18.82

Investment operations:
Net investment income(b)	.05		.13	.10	.09	.09	.01
Net realized and unrealized gain (loss)	1.05		(.91)	2.17	3.37	(10.31)	.98

Total from investment operations	1.10		(.78)	2.27	3.46	(10.22)	.99

Distributions to shareholders from:
Net investment income	(.12)		(.09)	(.11)	(.09)	(.14)	—
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	(.12)		(.09)	(.11)	(.09)	(2.31)	—

Net asset value, end of period	$12.92		$11.94	$12.81	$10.65	$7.28	$19.81

Total Return(c)	9.39	%(d)	(6.16)%	21.47%	48.36%	(57.70)%	5.26	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(d)	1.24%	1.28%	1.49%	1.42%	.13	%(d)
Expenses, excluding expense reductions	.63	%(d)	1.24%	1.28%	1.49%	1.43%	.13	%(d)
Net investment income	.46	%(d)	1.00%	.88%	1.00%	.84%	.03	%(d)

Supplemental Data:

Net assets, end of period (000)	$987		$934	$934	$384	$121	$11
Portfolio turnover rate	40.40	%(d)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

96	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.30		$13.18	$10.96	$7.48	$20.29	$16.08

Investment operations:
Net investment income(a)	.06		.16	.11	.08	.14	.12
Net realized and unrealized gain (loss)	1.08		(.95)	2.23	3.50	(10.64)	4.15

Total from investment operations	1.14		(.79)	2.34	3.58	(10.50)	4.27

Distributions to shareholders from:
Net investment income	(.13)		(.09)	(.12)	(.10)	(.14)	(.06)
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	(.13)		(.09)	(.12)	(.10)	(2.31)	(.06)

Net asset value, end of period	$13.31		$12.30	$13.18	$10.96	$7.48	$20.29

Total Return(b)	9.48	%(c)	(6.01)%	21.50%	48.47%	(57.66)%	26.67%
Ratios to Average Net Assets:
Expenses, including expense reductions	.58	%(c)	1.14%	1.18%	1.42%	1.27%	1.20%
Expenses, excluding expense reductions	.58	%(c)	1.14%	1.18%	1.42%	1.27%	1.21%
Net investment income	.48	%(c)	1.17%	.93%	.87%	1.05%	.65%

Supplemental Data:

Net assets, end of period (000)	$207,965		$213,865	$232,027	$160,456	$110,838	$164,086
Portfolio turnover rate	40.40	%(c)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	97

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.17		$13.06	$10.86	$7.36	$20.00	$15.89

Investment operations:
Net investment income(a)	.04		.09	.05	.03	.07	.02
Net realized and unrealized gain (loss)	1.07		(.94)	2.22	3.48	(10.46)	4.12

Total from investment operations	1.11		(.85)	2.27	3.51	(10.39)	4.14

Distributions to shareholders from:
Net investment income	(.07)		(.04)	(.07)	(.01)	(.08)	(.03)
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	(.07)		(.04)	(.07)	(.01)	(2.25)	(.03)

Net asset value, end of period	$13.21		$12.17	$13.06	$10.86	$7.36	$20.00

Total Return(b)	9.25	%(c)	(6.51)%	21.05%	47.86%	(57.86)%	26.10%
Ratios to Average Net Assets:
Expenses, including expense reductions	.81	%(c)	1.59%	1.64%	1.87%	1.70%	1.65%
Expenses, excluding expense reductions	.81	%(c)	1.59%	1.64%	1.87%	1.71%	1.65%
Net investment income	.29	%(c)	.69%	.44%	.36%	.55%	.11%

Supplemental Data:

Net assets, end of period (000)	$915		$820	$900	$781	$834	$1,826
Portfolio turnover rate	40.40	%(c)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

98	See Notes to Financial Statements.

Financial Highlights (continued)
INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007

			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.90		$12.77	$10.64	$7.24	$19.80	$18.82

Investment operations:
Net investment income(b)	.02		.07	.03	.03	.06	—	(c)
Net realized and unrealized gain (loss)	1.06		(.92)	2.18	3.40	(10.32)	.98

Total from investment operations	1.08		(.85)	2.21	3.43	(10.26)	.98

Distributions to shareholders from:
Net investment income	(.05)		(.02)	(.08)	(.03)	(.13)	—
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	(.05)		(.02)	(.08)	(.03)	(2.30)	—

Net asset value, end of period	$12.93		$11.90	$12.77	$10.64	$7.24	$19.80

Total Return(d)	9.17	%(e)	(6.68)%	20.90%	47.69%	(57.93)%	5.21	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.88	%(e)	1.74%	1.79%	1.97%	1.84%	.16	%(e)
Expenses, excluding expense reductions	.88	%(e)	1.74%	1.79%	1.97%	1.84%	.16	%(e)
Net investment income	.16	%(e)	.56%	.31%	.34%	.51%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$80		$95	$96	$91	$31	$11
Portfolio turnover rate	40.40	%(e)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.	99

Financial Highlights (concluded)
INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007

			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.84		$12.72	$10.60	$7.27	$19.81	$18.82

Investment operations:
Net investment income(b)	.03		.10	.05	.01	.10	—	(c)
Net realized and unrealized gain (loss)	1.05		(.92)	2.17	3.41	(10.34)	.99

Total from investment operations	1.08		(.82)	2.22	3.42	(10.24)	.99

Distributions to shareholders from:
Net investment income	(.08)		(.06)	(.10)	(.09)	(.13)	—
Net realized gain	—		—	—	—	(2.17)	—

Total distributions	(.08)		(.06)	(.10)	(.09)	(2.30)	—

Net asset value, end of period	$12.84		$11.84	$12.72	$10.60	$7.27	$19.81

Total Return(d)	9.29	%(e)	(6.51)%	21.04%	47.75%	(57.77)%	5.26	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.82	%(e)	1.60%	1.67%	1.81%	1.52%	.15	%(e)
Expenses, excluding expense reductions	.82	%(e)	1.60%	1.67%	1.81%	1.52%	.15	%(e)
Net investment income	.28	%(e)	.74%	.45%	.14%	.81%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$5,660		$5,097	$3,016	$573	$22	$11
Portfolio turnover rate	40.40	%(e)	103.98%	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

100	See Notes to Financial Statements.

Financial Highlights
LARGE CAP VALUE FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.41		$9.47	$8.61	$8.48	$15.47	$14.19

Investment operations:
Net investment income(a)	.05		.06	.04	.07	.14	.19
Net realized and unrealized gain (loss)	.99		(.08)	.88	.20	(4.92)	1.58

Total from investment operations	1.04		(.02)	.92	.27	(4.78)	1.77

Distributions to shareholders from:
Net investment income	(.09)		(.04)	(.06)	(.14)	(.20)	(.17)
Net realized gain	—		—	—	—	(2.01)	(.32)

Total distributions	(.09)		(.04)	(.06)	(.14)	(2.21)	(.49)

Net asset value, end of period	$10.36		$9.41	$9.47	$8.61	$8.48	$15.47

Total Return(b)	11.18	%(c)	(.19)%	10.69%	3.77%	(35.16)%	12.95%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.69	%(c)	1.20%	1.20%	1.16%	.95%	.95%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.20%	1.20%	1.16%	.95%	.95%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.20%	1.20%	1.27%	1.25%	1.16%
Net investment income	.47	%(c)	.64%	.39%	.87%	1.24%	1.30%

Supplemental Data:

Net assets, end of period (000)	$32,960		$25,989	$27,611	$27,444	$21,010	$28,538
Portfolio turnover rate	11.09	%(c)	25.00%	29.34%	103.30%	126.70%	109.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	101

Financial Highlights (continued)
LARGE CAP VALUE FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31

			2011		2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.22		$9.31		$8.47	$8.30	$15.18	$13.96

Investment operations:
Net investment income (loss)(a)	.02		—	(b)	(.02)	.02	.07	.09
Net realized and unrealized gain (loss)	.98		(.09)		.86	.22	(4.83)	1.56

Total from investment operations	1.00		(.09)		.84	.24	(4.76)	1.65

Distributions to shareholders from:
Net investment income	(.01)		—		— (b)	(.07)	(.11)	(.11)
Net realized gain	—		—		—	—	(2.01)	(.32)

Total distributions	(.01)		—		— (b)	(.07)	(2.12)	(.43)

Net asset value, end of period	$10.21		$9.22		$9.31	$8.47	$8.30	$15.18

Total Return(c)	10.89	%(d)	(.97)%		9.96%	3.19%	(35.60)%	12.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.01	%(d)	1.84%		1.86%	1.79%	1.60%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	1.84%		1.86%	1.79%	1.60%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	1.84%		1.86%	1.91%	1.90%	1.81%
Net investment income (loss)	.17	%(d)	.00	%(e)	(.27)%	.30%	.59%	.65%

Supplemental Data:

Net assets, end of period (000)	$1,651		$1,728		$2,419	$2,558	$2,549	$4,005
Portfolio turnover rate	11.09	%(d)	25.00%		29.34%	103.30%	126.70%	109.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

102	See Notes to Financial Statements.

Financial Highlights (continued)
LARGE CAP VALUE FUND

			Class C Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.23		$9.31	$8.47	$8.30	$15.19	$13.95

Investment operations:
Net investment income (loss)(a)	.02		— (b)	(.02)	.02	.06	.09
Net realized and unrealized gain (loss)	.98		(.08)	.87	.23	(4.83)	1.57

Total from investment operations	1.00		(.08)	.85	.25	(4.77)	1.66

Distributions to shareholders from:
Net investment income	(.03)		—	(.01)	(.08)	(.11)	(.10)
Net realized gain	—		—	—	—	(2.01)	(.32)

Total distributions	(.03)		—	(.01)	(.08)	(2.12)	(.42)

Net asset value, end of period	$10.20		$9.23	$9.31	$8.47	$8.30	$15.19

Total Return(c)	10.87	%(d)	(.86)%	10.03%	3.30%	(35.64)%	12.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.01	%(d)	1.81%	1.86%	1.81%	1.60%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	1.81%	1.86%	1.81%	1.60%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	1.81%	1.86%	1.91%	1.90%	1.81%
Net investment income (loss)	.16	%(d)	.04%	(.26)%	.22%	.58%	.65%

Supplemental Data:

Net assets, end of period (000)	$6,666		$5,661	$5,499	$5,654	$4,266	$6,643
Portfolio turnover rate	11.09	%(d)	25.00%	29.34%	103.30%	126.70%	109.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	103

Financial Highlights (continued)
LARGE CAP VALUE FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.37		$9.44	$8.58	$8.47	$15.47	$15.32

Investment operations:
Net investment income(b)	.06		.09	.05	.05	.17	.02
Net realized and unrealized gain (loss)	.98		(.09)	.89	.23	(4.91)	.13

Total from investment operations	1.04		—	.94	.28	(4.74)	.15

Distributions to shareholders from:
Net investment income	(.11)		(.07)	(.08)	(.17)	(.25)	—
Net realized gain	—		—	—	—	(2.01)	—

Total distributions	(.11)		(.07)	(.08)	(.17)	(2.26)	—

Net asset value, end of period	$10.30		$9.37	$9.44	$8.58	$8.47	$15.47

Total Return(c)	11.35	%(d)	(.02)%	10.98%	4.00%	(35.00)%	.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	.95%	.94%	1.03%	.68%	.06	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	.95%	.94%	1.03%	.68%	.06	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	.95%	.94%	1.05%	.98%	.07	%(d)
Net investment income	.66	%(d)	.90%	.60%	.62%	1.64%	.12	%(d)

Supplemental Data:

Net assets, end of period (000)	$481		$851	$592	$202	$27	$10
Portfolio turnover rate	11.09	%(d)	25.00%	29.34%	103.30%	126.70%	109.22%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

104	See Notes to Financial Statements.

Financial Highlights (continued)
LARGE CAP VALUE FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.47		$9.53	$8.66	$8.54	$15.58	$14.27

Investment operations:
Net investment income(a)	.06		.10	.07	.10	.18	.24
Net realized and unrealized gain (loss)	.99		(.08)	.89	.19	(4.96)	1.60

Total from investment operations	1.05		.02	.96	.29	(4.78)	1.84

Distributions to shareholders from:
Net investment income	(.12)		(.08)	(.09)	(.17)	(.25)	(.21)
Net realized gain	—		—	—	—	(2.01)	(.32)

Total distributions	(.12)		(.08)	(.09)	(.17)	(2.26)	(.53)

Net asset value, end of period	$10.40		$9.47	$9.53	$8.66	$8.54	$15.58

Total Return(b)	11.36	%(c)	.17%	11.08%	4.16%	(34.99)%	13.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51	%(c)	.85%	.85%	.79%	.60%	.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.51	%(c)	.85%	.85%	.79%	.60%	.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(c)	.85%	.85%	.92%	.90%	.81%
Net investment income	.66	%(c)	1.00%	.73%	1.35%	1.62%	1.67%

Supplemental Data:

Net assets, end of period (000)	$4,480		$4,169	$9,538	$11,207	$17,199	$22,423
Portfolio turnover rate	11.09	%(c)	25.00%	29.34%	103.30%	126.70%	109.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	105

Financial Highlights (continued)
LARGE CAP VALUE FUND

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.44		$9.50	$8.64	$8.50	$15.49	$14.19

Investment operations:
Net investment income(a)	.04		.05	.03	.07	.13	.18
Net realized and unrealized gain (loss)	1.00		(.08)	.88	.20	(4.92)	1.59

Total from investment operations	1.04		(.03)	.91	.27	(4.79)	1.77

Distributions to shareholders from:
Net investment income	(.08)		(.03)	(.05)	(.13)	(.19)	(.15)
Net realized gain	—		—	—	—	(2.01)	(.32)

Total distributions	(.08)		(.03)	(.05)	(.13)	(2.20)	(.47)

Net asset value, end of period	$10.40		$9.44	$9.50	$8.64	$8.50	$15.49

Total Return(b)	11.15	%(c)	(.27)%	10.55%	3.67%	(35.20)%	12.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.30%	1.29%	1.23%	1.03%	1.04%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.30%	1.29%	1.23%	1.03%	1.04%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.30%	1.29%	1.34%	1.34%	1.26%
Net investment income	.43	%(c)	.54%	.30%	.90%	1.16%	1.21%

Supplemental Data:

Net assets, end of period (000)	$14		$13	$13	$11	$11	$17
Portfolio turnover rate	11.09	%(c)	25.00%	29.34%	103.30%	126.70%	109.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

106	See Notes to Financial Statements.

Financial Highlights (continued)
LARGE CAP VALUE FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31/2011	3/23/2010(a) to 10/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$9.47		$9.49	$9.73

Investment operations:
Net investment income(b)	.07		.10	.04
Net realized and unrealized gain (loss)	1.00		(.09)	(.28)

Total from investment operations	1.07		.01	(.24)

Distributions to shareholders from:
Net investment income	(.06)		(.03)	—

Net asset value, end of period	$10.48		$9.47	$9.49

Total Return(c)	11.46	%(d)	.14%	(2.47	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(d)	.84%	.82	%(e)
Expenses, excluding expense reductions	.50	%(d)	.84%	.82	%(e)
Net investment income	.67	%(d)	1.01%	.71	%(e)

Supplemental Data:

Net assets, end of period (000)	$11		$10	$10
Portfolio turnover rate	11.09	%(d)	25.00%	29.34%

(a)	Commencement of operations was 3/23/2010, SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	107

Financial Highlights (concluded)
LARGE CAP VALUE FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31/2011	3/23/2010(a) to 10/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$9.37		$9.47	$9.73

Investment operations:
Net investment income(b)	.04		.05	.01
Net realized and unrealized gain (loss)	.99		(.09)	(.27)

Total from investment operations	1.03		(.04)	(.26)

Distributions to shareholders from:
Net investment income	(.08)		(.06)	—

Net asset value, end of period	$10.32		$9.37	$9.47

Total Return(c)	11.19	%(d)	(.46)%	(2.67	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.77	%(d)	1.36%	1.33	%(e)
Expenses, excluding expense reductions	.77	%(d)	1.36%	1.33	%(e)
Net investment income	.40	%(d)	.50%	.19	%(e)

Supplemental Data:

Net assets, end of period (000)	$240		$213	$98
Portfolio turnover rate	11.09	%(d)	25.00%	29.34%

(a)	Commencement of operations was 3/23/2010, SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

108	See Notes to Financial Statements.

Financial Highlights
VALUE OPPORTUNITIES FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.16		$14.45	$11.65	$9.91	$14.31	$12.43

Investment operations:
Net investment income (loss)(a)	(.02)		(.05)	(.03)	(.04)	.04	.03
Net realized and unrealized gain (loss)	1.33		.83	2.83	1.80	(3.92)	2.23

Total from investment operations	1.31		.78	2.80	1.76	(3.88)	2.26

Distributions to shareholders from:
Net investment income	—		—	—	(.02)	(.01)	— (b)
Net realized gain	(.06)		(.07)	—	—	(.51)	(.38)

Total distributions	(.06)		(.07)	—	(.02)	(.52)	(.38)

Net asset value, end of period	$16.41		$15.16	$14.45	$11.65	$9.91	$14.31

Total Return(c)	8.67	%(d)	5.45%	24.03%	17.81%	(28.01)%	18.70%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(d)	1.31%	1.34%	1.35%	1.34%	1.30%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.64	%(d)	1.31%	1.34%	1.35%	1.33%	1.30%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(d)	1.31%	1.34%	1.46%	1.44%	1.45%
Net investment income (loss)	(.11	)%(d)	(.29)%	(.19)%	(.34)%	.33%	.19%

Supplemental Data:

Net assets, end of period (000)	$954,054		$883,444	$582,806	$250,435	$117,992	$145,765
Portfolio turnover rate	25.79	%(d)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	109

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.63		$14.03	$11.39	$9.74	$14.14	$12.37

Investment operations:
Net investment loss(a)	(.06)		(.14)	(.11)	(.09)	(.04)	(.06)
Net realized and unrealized gain (loss)	1.27		.81	2.75	1.74	(3.85)	2.21

Total from investment operations	1.21		.67	2.64	1.65	(3.89)	2.15

Distributions to shareholders from:
Net realized gain	(.06)		(.07)	—	—	(.51)	(.38)

Net asset value, end of period	$15.78		$14.63	$14.03	$11.39	$9.74	$14.14

Total Return(b)	8.30	%(c)	4.83%	23.18%	16.94%	(28.40)%	17.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.97	%(c)	1.96%	1.99%	2.00%	1.99%	1.94%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.97	%(c)	1.96%	1.99%	2.00%	1.99%	1.94%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.97	%(c)	1.96%	1.99%	2.12%	2.09%	2.09%
Net investment loss	(.43	)%(c)	(.91)%	(.85)%	(.95)%	(.32)%	(.47)%

Supplemental Data:

Net assets, end of period (000)	$15,357		$15,700	$19,110	$18,739	$14,239	$14,681
Portfolio turnover rate	25.79	%(c)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

110	See Notes to Financial Statements.

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.62		$14.03	$11.39	$9.74	$14.14	$12.37

Investment operations:
Net investment loss(a)	(.07)		(.14)	(.11)	(.10)	(.04)	(.06)
Net realized and unrealized gain (loss)	1.29		.80	2.75	1.75	(3.85)	2.21

Total from investment operations	1.22		.66	2.64	1.65	(3.89)	2.15

Distributions to shareholders from:
Net realized gain	(.06)		(.07)	—	—	(.51)	(.38)

Net asset value, end of period	$15.78		$14.62	$14.03	$11.39	$9.74	$14.14

Total Return(b)	8.37	%(c)	4.76%	23.18%	17.06%	(28.47)%	17.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.97	%(c)	1.96%	1.99%	2.00%	1.99%	1.94%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.97	%(c)	1.96%	1.99%	2.00%	1.98%	1.94%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.97	%(c)	1.96%	1.99%	2.11%	2.09%	2.10%
Net investment loss	(.43	)%(c)	(.95)%	(.83)%	(.97)%	(.33)%	(.48)%

Supplemental Data:

Net assets, end of period (000)	$287,500		$263,798	$147,193	$79,527	$48,837	$59,609
Portfolio turnover rate	25.79	%(c)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	111

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.20		$14.45	$11.62	$9.91	$14.31	$14.21

Investment operations:
Net investment income (loss)(b)	—	(c)	(.01)	.01	(.02)	.06	—	(c)
Net realized and unrealized gain (loss)	1.34		.83	2.82	1.78	(3.91)	.10

Total from investment operations	1.34		.82	2.83	1.76	(3.85)	.10

Distributions to shareholders from:
Net investment income	—		—	—	(.05)	(.04)	—
Net realized gain	(.06)		(.07)	—	—	(.51)	—

Total distributions	(.06)		(.07)	—	(.05)	(.55)	—

Net asset value, end of period	$16.48		$15.20	$14.45	$11.62	$9.91	$14.31

Total Return(d)	8.84	%(e)	5.73%	24.25%	18.12%	(27.81)%	.70	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(e)	1.07%	1.10%	1.09%	1.09%	.10	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(e)	1.07%	1.10%	1.09%	1.09%	.10	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(e)	1.07%	1.10%	1.20%	1.21%	.14	%(e)
Net investment income (loss)	.01	%(e)	(.06)%	.07%	(.19)%	.50%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$465,449		$385,086	$168,415	$51,757	$4,157	$10
Portfolio turnover rate	25.79	%(e)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

112	See Notes to Financial Statements.

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.34		$14.57	$11.70	$9.98	$14.39	$12.47

Investment operations:
Net investment income(a)	.01		.01	.02	— (b)	.08	.06
Net realized and unrealized gain (loss)	1.34		.83	2.85	1.78	(3.93)	2.26

Total from investment operations	1.35		.84	2.87	1.78	(3.85)	2.32

Distributions to shareholders from:
Net investment income	—		—	—	(.06)	(.05)	(.02)
Net realized gain	(.06)		(.07)	—	—	(.51)	(.38)

Total distributions	(.06)		(.07)	—	(.06)	(.56)	(.40)

Net asset value, end of period	$16.63		$15.34	$14.57	$11.70	$9.98	$14.39

Total Return(c)	8.83	%(d)	5.82%	24.42%	18.27%	(27.77)%	19.11%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	.97%	.99%	1.00%	.99%	.94%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.97%	.99%	1.00%	.98%	.94%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.97%	.99%	1.12%	1.08%	1.15%
Net investment income	.05	%(d)	.06%	.16%	.03%	.67%	.46%

Supplemental Data:

Net assets, end of period (000)	$434,656		$291,056	$190,103	$121,462	$74,335	$55,045
Portfolio turnover rate	25.79	%(d)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	113

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.09		$14.40	$11.62	$9.88	$14.28	$12.42

Investment operations:
Net investment income (loss)(a)	(.03)		(.05)	(.04)	(.04)	.03	— (b)
Net realized and unrealized gain (loss)	1.33		.81	2.82	1.78	(3.91)	2.24

Total from investment operations	1.30		.76	2.78	1.74	(3.88)	2.24

Distributions to shareholders from:
Net investment income	—		—	—	—	(.01)	—
Net realized gain	(.06)		(.07)	—	—	(.51)	(.38)

Total distributions	(.06)		(.07)	—	—	(.52)	(.38)

Net asset value, end of period	$16.33		$15.09	$14.40	$11.62	$9.88	$14.28

Total Return(c)	8.64	%(d)	5.33%	23.92%	17.61%	(28.04)%	18.54%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.69	%(d)	1.41%	1.44%	1.45%	1.44%	1.39%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.69	%(d)	1.41%	1.44%	1.45%	1.43%	1.39%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(d)	1.41%	1.44%	1.57%	1.53%	1.57%
Net investment income (loss)	(.16	)%(d)	(.35)%	(.29)%	(.39)%	.23%	.01%

Supplemental Data:

Net assets, end of period (000)	$3,458		$3,392	$4,344	$3,445	$2,905	$4,795
Portfolio turnover rate	25.79	%(d)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

114	See Notes to Financial Statements.

Financial Highlights (continued)
VALUE OPPORTUNITIES FUND

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007

			Year Ended 10/31
			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.01		$14.34	$11.59	$9.87	$14.30	$14.21

Investment operations:
Net investment income (loss)(b)	(.04)		(.09)	(.06)	(.09)	.01	—	(c)
Net realized and unrealized gain (loss)	1.32		.83	2.81	1.81	(3.90)	.09

Total from investment operations	1.28		.74	2.75	1.72	(3.89)	.09

Distributions to shareholders from:
Net investment income	—		—	—	—	(.03)	—
Net realized gain	(.06)		(.07)	—	—	(.51)	—

Total distributions	(.06)		(.07)	—	—	(.54)	—

Net asset value, end of period	$16.23		$15.01	$14.34	$11.59	$9.87	$14.30

Total Return(d)	8.55	%(e)	5.21%	23.62%	17.53%	(28.14)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77	%(e)	1.57%	1.60%	1.59%	1.58%	.12	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.77	%(e)	1.57%	1.60%	1.59%	1.58%	.12	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(e)	1.57%	1.60%	1.68%	1.66%	.16	%(e)
Net investment income (loss)	(.25	)%(e)	(.58)%	(.42)%	(.83)%	.11%	(.02	)%(e)

Supplemental Data:

Net assets, end of period (000)	$12,968		$8,804	$2,538	$1,466	$33	$10
Portfolio turnover rate	25.79	%(e)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	115

Financial Highlights (concluded)
VALUE OPPORTUNITIES FUND

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007

			Year Ended 10/31
			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.03		$14.34	$11.58	$9.87	$14.30	$14.21

Investment operations:
Net investment income (loss)(b)	(.03)		(.07)	(.04)	(.05)	.02	—	(c)
Net realized and unrealized gain (loss)	1.32		.83	2.80	1.78	(3.90)	.09

Total from investment operations	1.29		.76	2.76	1.73	(3.88)	.09

Distributions to shareholders from:
Net investment income	—		—	—	(.02)	(.04)	—
Net realized gain	(.06)		(.07)	—	—	(.51)	—

Total distributions	(.06)		(.07)	—	(.02)	(.55)	—

Net asset value, end of period	$16.26		$15.03	$14.34	$11.58	$9.87	$14.30

Total Return(d)	8.61	%(e)	5.35%	23.73%	17.69%	(28.08)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.72	%(e)	1.47%	1.49%	1.49%	1.49%	.12	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.72	%(e)	1.47%	1.49%	1.49%	1.49%	.12	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(e)	1.47%	1.50%	1.61%	1.58%	.16	%(e)
Net investment income (loss)	(.20	)%(e)	(.47)%	(.31)%	(.50)%	.19%	(.02	)%(e)

Supplemental Data:

Net assets, end of period (000)	$93,132		$64,504	$20,456	$4,227	$1,814	$10
Portfolio turnover rate	25.79	%(e)	56.87%	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

116	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of ten funds. This report covers the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A,B,C,F,I,P,R2 and R3
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A,B,C,F,I,P,R2 and R3
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A,C,F,I,R2 and R3
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A,B,C,F,I,P,R2 and R3
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A,C,F,I,R2 and R3
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A,B,C,F,I,P,R2 and R3
Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”)	A,B,C,F,I,P,R2 and R3
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A,B,C,F,I,P,R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Alpha Strategy Fund has not issued Class P shares.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. Each of International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns filed remains open for the fiscal years ended October 31, 2008 through October 31, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, (net of foreign capital gains tax) and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments (net of foreign capital gains tax) and foreign currency related transactions on each Fund’s Statement of Operations.

(h)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be

Notes to Financial Statements (unaudited)(continued)

segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing each Fund’s investments carried at fair value:

	Alpha Strategy Fund				Fundamental Equity Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$—	$—	$—	$—	$4,949,154	$—	$—	$4,949,154
Investments in Underlying Funds	934,826	—	—	934,826	—	—	—	—
Repurchase Agreement	—	351	—	351	—	67,866	—	67,866

Total	$934,826	$351	$—	$935,177	$4,949,154	$67,866	$—	$5,017,020

Notes to Financial Statements (unaudited)(continued)

	Growth Leaders Fund				International Core Equity Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$24,197	$—	$—	$24,197	$580,096	$121,565	$—	$701,661
Preferred Stock	—	—	—	—	5,273	—	—	5,273
Repurchase Agreement	—	216	—	216	—	11,812	—	11,812

Total	$24,197	$216	$—	$24,413	$585,369	$133,377	$—	$718,746

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—	$—	$1,791	$—	$1,791
Liabilities	—	—	—	—	—	(2,364)	—	(2,364)

Total	$—	$—	$—	$—	$—	$(573)	$—	$(573)

	International Dividend Income Fund				International Opportunities Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$1,272,847	$98,991	$—	$1,371,838	$241,059	$64,672	$—	$305,731
Preferred Stocks	27,367	—	—	27,367	4,725	—	—	4,725
Repurchase Agreement	—	50,057	—	50,057	—	8,468	—	8,468

Total	$1,300,214	$149,048	$—	$1,449,262	$245,784	$73,140	$—	$318,924

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$11,774	$—	$11,774	$—	$609	$—	$609
Liabilities	—	(5,854)	—	(5,854)	—	(1,078)	—	(1,078)

Total	$—	$5,920	$—	$5,920	$—	$(469)	$—	$(469)

	Large Cap Value Fund				Value Opportunities Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$44,803	$—	$—	$44,803	$2,228,598	$—	$—	$2,228,598
Repurchase Agreement	—	1,732	—	1,732	—	51,623	—	51,623

Total	$44,803	$1,732	$—	$46,535	$2,228,598	$51,623	$—	$2,280,221

* See Schedule of Investments for fair values in each industry.

As of April 30, 2012 and October 31, 2011, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund utilized adjusted valuations for certain foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs. Accordingly, certain foreign securities were transferred amongst Level 1 and Level 2 during the period ended April 30, 2012. For the period ended April 30, 2012, the total transfers related to adjusted valuations for foreign securities were as follows:

	International Core Equity Fund (000)	International Dividend Income Fund (000)	International Opportunities Fund (000)

From Level 1 to Level 2:	$—	$9	$—
From Level 2 to Level 1:	$472	$517	$178

(k)

Disclosures about Derivative Instruments and Hedging Activities-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the six months ended April 30, 2012 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the

Notes to Financial Statements (unaudited)(continued)

contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of April 30, 2012, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

		Asset Derivatives(1)	Liability Derivatives(2)

International Core Equity Fund		$1,791,070	$2,364,371
International Dividend Income Fund		11,773,722	5,854,017
International Opportunities Fund		609,346	1,077,852

	Net Realized Loss(3)	Net Change in Unrealized Appreciation/ Depreciation(4)	Average Notional Amounts*(5)

International Core Equity Fund	$(1,405,173)	$(579,857)	$232,043,764
International Dividend Income Fund	(2,786,349)	7,280,668	616,695,689
International Opportunities Fund	(423,886)	(111,445)	137,528,999

*	Calculated based on the notional amounts for the six months ended April 30, 2012.
(1)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on investments (net of foreign capital gains tax) and foreign currency related transactions.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies.
(5)	Amount represents notional amounts in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2012, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee

Alpha Strategy Fund	.00%(1)
Fundamental Equity Fund	.52%(2)
Growth Leaders Fund	.00%(3)
International Core Equity Fund	.39%(4)
International Dividend Income Fund	.53%(4)
International Opportunities Fund	.75%(4)
Large Cap Value Fund	.40%(5)
Value Opportunities Fund	.72%(4)

(1)

For the period ended April 30, 2012 and continuing through February 28, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. Effective March 1, 2011, Lord Abbett voluntarily agreed to waive an additional .05% of its management fee. Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

	First $200 million	.75%
	Next $300 million	.65%
	Over $500 million	.50%

(3)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

	First $2 billion	.55%
	Over $2 billion	.50%

(4)

The management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund is based on the average daily net assets at the following annual rates:

	First $1 billion	.75%
	Next $1 billion	.70%
	Over $2 billion	.65%

(5)	The management fee for Large Cap Value Fund is based on the average daily net assets at the following annual rates:

	First $2 billion	.40%
	Next $3 billion	.375%
	Over $5 billion	.35%

For the period ended April 30, 2012 and continuing through February 28, 2013, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Fund	Rate

Growth Leaders Fund	.50%
International Core Equity Fund	.77%
International Dividend Income Fund	.77%

For the annual period through February 29, 2012, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse International Opportunities Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of 1.35%. Effective March 1, 2012, the contractual waiver for the Fund was discontinued.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board of Trustees.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Alpha Strategy Fund does not pay such a fee.

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by the Underlying Funds on Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Alpha Strategy Fund, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2012, the percentages of Fundamental Equity Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds

Fund of Funds	Fundamental Equity Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

Alpha Strategy Fund	—	—	—	57.76%	4.09%
Balanced Strategy Fund	—	—	13.03%	—	—
Diversified Equity Strategy Fund	.37%	3.14%	—	4.73%	.84%
Diversified Income Strategy Fund	—	—	3.21%	—	—
Global Allocation Fund	—	—	4.63%	—	—
Growth & Income Strategy Fund	.67%	—	9.11%	—	1.63%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B(2)	Class C	Class F	Class P(3)	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Effective March 1, 2011, Class A 12b-1 fees for Alpha Strategy Fund were reduced to .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Growth Leaders Fund does not offer Class B shares.
(3)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund only.

Notes to Financial Statements (unaudited)(continued)

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2012:

	Distributor Commissions	Dealers’ Concessions

Alpha Strategy Fund	$91,426	$518,985
Fundamental Equity Fund	394,031	2,215,971
Growth Leaders Fund	22,041	121,924
International Core Equity Fund	68,626	367,198
International Dividend Income Fund	345,428	1,867,829
International Opportunities Fund	9,065	50,072
Large Cap Value Fund	10,898	59,054
Value Opportunities Fund	184,338	1,037,007

Distributor received the following amount of CDSCs for the six months ended April 30, 2012:

	Class A	Class C

Alpha Strategy Fund	$965	$10,028
Fundamental Equity Fund	14,116	66,330
Growth Leaders Fund	—	—
International Core Equity Fund	947	2,414
International Dividend Income Fund	65	4,845
International Opportunities Fund	389	1,025
Large Cap Value Fund	89	95
Value Opportunities Fund	9,089	37,836

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund

	Six Months Ended 4/30/2012 (unaudited)	Year Ended 10/31/2011	Six Months Ended 4/30/2012 (unaudited)	Year Ended 10/31/2011

Distributions paid from:
Ordinary income	$—	$—	$8,732,868	$7,992,067
Net long-term capital gains	2,851,136	—	96,046,077	739,695

Total distributions paid	$2,851,136	$—	$104,778,945	$8,731,762

	Growth Leaders Fund			International Core Equity Fund

	Six Months Ended 4/30/2012 (unaudited	)	Period Ended 10/31/2011	Six Months Ended 4/30/2012 (unaudited	)	Year Ended 10/31/2011

Distributions paid from:
Ordinary income	$5,968		$—	$16,446,320		$11,340,322

Total distributions paid	$5,968		$—	$16,446,320		$11,340,322

	International Dividend Income Fund			International Opportunities Fund

	Six Months Ended 4/30/2012 (unaudited	)	Year Ended 10/31/2011	Six Months Ended 4/30/2012 (unaudited	)	Year Ended 10/31/2011

Distributions paid from:
Ordinary income	$19,464,747		$29,648,003	$2,945,076		$2,108,439

Total distributions paid	$19,464,747		$29,648,003	$2,945,076		$2,108,439

	Large Cap Value Fund			Value Opportunities Fund

	Six Months Ended 4/30/2012 (unaudited	)	Year Ended 10/31/2011	Six Months Ended 4/30/2012 (unaudited	)	Year Ended 10/31/2011

Distributions paid from:
Ordinary income	$321,179		$203,870	$—		$—
Net long-term capital gains	—		—	7,161,018		6,027,534

Total distributions paid	$321,179		$203,870	$7,161,018		$6,027,534

*	For the period June 24, 2011 (commencement of operations) through October 31, 2011.

As of October 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Indefinite	Total

Growth Leaders Fund	$—	$—	$395,696	$395,696
International Core Equity Fund	101,070,389	232,452,344	—	333,522,733
International Dividend Income Fund	7,593,041	13,669,537	—	21,262,578
International Opportunities Fund	1,085,873	69,019,510	—	70,105,383
Large Cap Value Fund	1,549,841	13,948,402	—	15,498,243

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Tax cost	$816,190,814	$4,343,170,605	$24,049,048

Gross unrealized gain	118,986,000	710,451,060	482,743
Gross unrealized loss	—	(36,601,361)	(119,224)

Net unrealized security gain	$118,986,000	$673,849,699	$363,519

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund

Tax cost	$679,623,943	$1,417,091,046	$301,151,487

Gross unrealized gain	70,270,062	80,651,610	36,471,613
Gross unrealized loss	(31,148,149)	(48,480,642)	(18,698,831)

Net unrealized security gain	$39,121,913	$32,170,968	$17,772,782

	Large Cap Value Fund	Value Opportunities Fund

Tax cost	$40,681,063	$1,956,762,551

Gross unrealized gain	6,808,388	349,463,697
Gross unrealized loss	(954,838)	(26,004,862)

Net unrealized security gain	$5,853,550	$323,458,835

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Alpha Strategy Fund	$32,267,268	$51,059,144
Fundamental Equity Fund	2,132,910,095	1,903,811,885
Growth Leaders Fund	60,597,281	53,546,010
International Core Equity Fund	269,088,644	428,672,778
International Dividend Income Fund	965,869,502	436,394,810
International Opportunities Fund	124,606,075	156,454,383
Large Cap Value Fund	7,094,267	4,567,188
Value Opportunities Fund	741,641,186	526,597,581

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2012.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in

Notes to Financial Statements (unaudited)(continued)

the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds (except for Alpha Strategy Fund) and certain other funds managed by Lord Abbett entered into an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Funds (except for Alpha Strategy Fund) and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended April 30, 2012:

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 10/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2012	Value at 4/30/2012	Net Realized Gain (loss) 11/1/2011 to 4/30/2012		Dividend Income 11/1/2011 to 4/30/2012

Lord Abbett Developing Growth Fund, Inc. - Class I	7,815,831	479,603	(239,380)	8,056,054	$188,431,106	$11,227,367	(a)	$—
Lord Abbett Securities Trust – International Opportunities Fund – Class I	13,700,286	600,507	(203,879)	14,096,914	187,629,922	874,641		1,835,421
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,359,440	1,029,568	(639,356)	5,749,652	92,396,903	13,269,391	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund – Class I	3,703,927	—	(207,864)	3,496,063	93,414,799	(403,139)		—
Lord Abbett Equity Trust – Small-Cap Blend Fund – Class I	5,798,678	81,595	(421,267)	5,459,006	92,530,157	(1,275,400)		—
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	5,789,070	—	(533,776)	5,255,294	186,352,714	8,837,367		—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5,872,414	22,513	(238,274)	5,656,653	94,070,135	611,878	(c)	—

					$934,825,736	$33,142,105		$1,835,421

(a)	Includes $9,803,096 of distributed capital gains.
(b)	Includes $13,193,334 of distributed capital gains.
(c)	Includes $328,019 of distributed capital gains.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which each of Fundamental Equity Fund, Growth Leaders Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Notes to Financial Statements (unaudited)(continued)

In addition, although each of Fundamental Equity Fund and Growth Leaders Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks, the risks of which are described above.

In general, Growth Leaders Fund employs a growth investing style and Fundamental Equity Fund, International Dividend Income Fund, Large Cap Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Dividend Income Fund is subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transaction costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies.

International Opportunities Fund is subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments, small-cap companies, and derivatives.

Due to their investments in multinational and foreign companies, Fundamental Equity Fund, Growth Leaders Fund, Large Cap Value Fund, Value Opportunities Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,677,357	$40,039,303	6,640,241	$159,946,305
Converted from Class B*	45,758	1,131,326	102,248	2,504,396
Reinvestment of distributions	52,626	1,177,236	—	—
Shares reacquired	(2,987,928)	(69,741,809)	(6,159,141)	(145,994,284)

Increase (decrease)	(1,212,187)	$(27,393,944)	583,348	$16,456,417

Class B Shares

Shares sold	16,085	$367,643	54,091	$1,232,992
Reinvestment of distributions	3,822	80,274	—	—
Shares reacquired	(126,920)	(2,840,048)	(295,959)	(6,641,009)
Converted to Class A*	(48,819)	(1,131,326)	(108,324)	(2,504,396)

Decrease	(155,832)	$(3,523,457)	(350,192)	$(7,912,413)

Class C Shares

Shares sold	713,977	$16,037,451	2,626,226	$59,639,136
Reinvestment of distributions	26,850	559,832	—	—
Shares reacquired	(997,857)	(22,085,934)	(2,190,655)	(48,656,526)

Increase (decrease)	(257,030)	$(5,488,651)	435,571	$10,982,610

Class F Shares

Shares sold	1,538,646	$35,712,806	3,732,518	$89,435,955
Reinvestment of distributions	14,535	325,435	—	—
Shares reacquired	(1,482,554)	$(35,414,052)	(2,973,729)	(70,809,906)

Increase	70,627	$624,189	758,789	$18,626,049

Class I Shares

Shares sold	113,594	$2,746,619	549,071	$13,510,835
Reinvestment of distributions	2,583	58,300	—	—
Shares reacquired	(317,326)	(7,838,490)	(527,852)	(13,290,638)

Increase (decrease)	(201,149)	$(5,033,571)	21,219	$220,197

Class R2 Shares

Shares sold	41,927	$998,627	70,443	$1,636,829
Reinvestment of distributions	69	1,514	—	—
Shares reacquired	(46,608)	(1,131,265)	(78,320)	(1,953,815)

Decrease	(4,612)	$(131,124)	(7,877)	$(316,986)

Class R3 Shares

Shares sold	233,025	$5,493,124	607,348	$14,384,718
Reinvestment of distributions	3,977	88,040	—	—
Shares reacquired	(206,447)	(4,881,961)	(464,862)	(11,200,200)

Increase	30,555	$699,203	142,486	$3,184,518

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	26,139,634	$330,350,812	80,101,819	$1,038,519,597
Converted from Class B*	1,140,176	14,736,277	1,429,972	18,358,256
Reinvestment of distributions	4,400,135	50,689,548	431,589	5,179,024
Shares reacquired	(28,420,397)	(357,450,895)	(47,379,706)	(601,962,789)

Increase	3,259,548	$38,325,742	34,583,674	$460,094,088

Class B Shares

Shares sold	144,668	$1,723,923	467,149	$5,797,056
Reinvestment of distributions	210,371	2,303,564	—	—
Shares reacquired	(1,058,820)	(12,591,819)	(2,479,322)	(30,525,253)
Converted to Class A*	(1,201,174)	(14,736,277)	(1,500,727)	(18,358,256)

Decrease	(1,904,955)	$(23,300,609)	(3,512,900)	$(43,086,453)

Class C Shares

Shares sold	6,186,337	$74,380,951	26,481,110	$330,738,446
Reinvestment of distributions	1,197,637	13,066,217	—	—
Shares reacquired	(6,632,849)	(80,048,404)	(10,881,312)	(131,285,633)

Increase	751,125	$7,398,764	15,599,798	$199,452,813

Class F Shares

Shares sold	15,686,352	$194,780,371	47,488,655	$613,663,776
Reinvestment of distributions	1,049,284	12,014,305	113,052	1,349,838
Shares reacquired	(14,088,919)	(178,833,440)	(19,856,321)	(244,823,681)

Increase	2,646,717	$27,961,236	27,745,386	$370,189,933

Class I Shares

Shares sold	14,361,935	$180,454,859	15,499,795	$201,042,105
Reinvestment of distributions	526,879	6,085,450	85,242	1,026,317
Shares reacquired	(2,892,077)	(37,295,105)	(9,643,350)	(117,946,920)

Increase	11,996,737	$149,245,204	5,941,687	$84,121,502

Class P Shares

Shares sold	208,222	$2,606,348	701,531	$8,975,649
Reinvestment of distributions	59,153	673,753	5,136	60,973
Shares reacquired	(341,832)	(4,293,324)	(784,591)	(10,161,435)

Decrease	(74,457)	$(1,013,223)	(77,924)	$(1,124,813)

Class R2 Shares

Shares sold	577,004	$7,206,440	1,743,023	$22,258,410
Reinvestment of distributions	23,061	261,971	327	3,877
Shares reacquired	(328,886)	(4,104,048)	(499,848)	(6,429,314)

Increase	271,179	$3,364,363	1,243,502	$15,832,973

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	7,400,834	$92,489,286	11,864,112	$152,455,028
Reinvestment of distributions	386,917	4,418,600	12,471	148,520
Shares reacquired	(1,600,831)	(20,409,596)	(3,043,492)	(39,766,256)

Increase	6,186,920	$76,498,290	8,833,091	$112,837,292

Growth Leaders Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011†

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	556,035	$8,575,182	741,893	$11,010,377
Shares reacquired	(82,110)	(1,249,767)	(198,386)	(2,795,313)

Increase	473,925	$7,325,415	543,507	$8,215,064

Class C Shares

Shares sold	70,123	$1,081,182	12,760	$177,222
Shares reacquired	(830)	(13,125)	(674)	(9,649)

Increase	69,293	$1,068,057	12,086	$167,573

Class F Shares

Shares sold	189,110	$2,927,467	564,988	$8,008,604
Reinvestment of distributions	17	239	—	—
Shares reacquired	(325,383)	(4,511,435)	(151,971)	(2,179,817)

Increase (decrease)	(136,256)	$(1,583,729)	413,017	$5,828,787

Class I Shares

Shares sold	86,190	$1,299,945	176,705	$2,578,224
Reinvestment of distributions	2	23	—	—
Shares reacquired	(60,493)	(911,670)	(42,191)	(541,779)

Increase	25,699	$388,298	134,514	$2,036,445

Class R2 Shares

Shares sold	—	$—	669	$10,037

Increase	—	$—	669	$10,037

Class R3 Shares

Shares sold	226	$3,541	669	$10,037

Increase	226	$3,541	669	$10,037

International Core Equity Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,013,496	$22,529,818	5,431,077	$66,865,824
Converted from Class B*	96,043	1,094,181	172,770	2,118,045
Reinvestment of distributions	787,259	8,030,037	461,749	5,504,062
Shares reacquired	(5,793,854)	(64,353,498)	(11,716,592)	(142,642,633)

Decrease	(2,897,056)	$(32,699,462)	(5,650,996)	$(68,154,702)

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class B Shares	Shares	Amount	Shares	Amount

Shares sold	22,357	$249,418	97,051	$1,185,490
Reinvestment of distributions	28,856	291,736	12,172	143,389
Shares reacquired	(326,385)	(3,591,364)	(707,349)	(8,467,456)
Converted to Class A*	(97,098)	(1,094,181)	(175,248)	(2,118,045)

Decrease	(372,270)	$(4,144,391)	(773,374)	$(9,256,622)

Class C Shares

Shares sold	277,940	$3,052,402	624,087	$7,558,239
Reinvestment of distributions	68,444	692,650	25,820	304,674
Shares reacquired	(1,084,892)	(12,000,366)	(2,157,857)	(25,964,464)

Decrease	(738,508)	$(8,255,314)	(1,507,950)	$(18,101,551)

Class F Shares

Shares sold	4,204,122	$45,693,297	5,902,735	$71,196,973
Reinvestment of distributions	187,399	1,896,476	33,906	401,453
Shares reacquired	(914,428)	(10,187,828)	(1,309,583)	(15,900,801)

Increase	3,477,093	$37,401,945	4,627,058	$55,697,625

Class I Shares

Shares sold	2,424,887	$26,207,809	6,056,012	$73,817,288
Reinvestment of distributions	430,129	4,404,522	364,403	4,361,900
Shares reacquired	(15,028,167)	(163,113,759)	(8,650,892)	(104,247,092)

Decrease	(12,173,151)	$(132,501,428)	(2,230,477)	$(26,067,904)

Class P Shares

Shares sold	3,440	$38,723	17,278	$210,353
Reinvestment of distributions	591	6,017	485	5,747
Shares reacquired	(13,775)	(151,261)	(122,264)	(1,508,434)

Decrease	(9,744)	$(106,521)	(104,501)	$(1,292,334)

Class R2 Shares

Shares sold	10,658	$114,531	19,620	$246,233
Reinvestment of distributions	323	3,296	151	1,801
Shares reacquired	(21,647)	(244,909)	(8,775)	(99,504)

Increase (decrease)	(10,666)	$(127,082)	10,996	$148,530

Class R3 Shares

Shares sold	421,811	$4,697,819	575,644	$6,978,300
Reinvestment of distributions	24,704	249,020	9,577	112,908
Shares reacquired	(178,893)	(1,989,949)	(308,676)	(3,767,218)

Increase	267,622	$2,956,890	276,545	$3,323,990

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	32,795,889	$255,534,908	22,238,700	$187,313,303
Reinvestment of distributions	753,533	5,898,052	1,162,728	9,775,690
Shares reacquired	(6,148,825)	(47,938,695)	(6,836,394)	(58,116,906)

Increase	27,400,597	$213,494,265	16,565,034	$138,972,087

Class C Shares

Shares sold	3,849,279	$30,373,536	1,850,727	$15,281,234
Reinvestment of distributions	48,920	383,640	70,621	592,985
Shares reacquired	(382,098)	(2,929,293)	(651,210)	(5,483,306)

Increase	3,516,101	$27,827,883	1,270,138	$10,390,913

Class F Shares

Shares sold	8,611,740	$68,491,064	3,229,799	$27,029,321
Reinvestment of distributions	85,107	675,258	68,361	572,480
Shares reacquired	(1,262,069)	(9,879,576)	(1,364,580)	(11,432,859)

Increase	7,434,778	$59,286,746	1,933,580	$16,168,942

Class I Shares

Shares sold	35,334,297	$275,387,161	40,893,914	$334,834,823
Reinvestment of distributions	1,215,062	9,532,793	1,957,711	16,310,360
Shares reacquired	(8,101,324)	(62,883,363)	(2,668,858)	(23,193,268)

Increase	28,448,035	$222,036,591	40,182,767	$327,951,915

Class R2 Shares

Shares sold	32,546	$267,987	884	$7,335
Reinvestment of distributions	39	319	50	433
Shares reacquired	(64)	(545)	—	—

Increase	32,521	$267,761	934	$7,768

Class R3 Shares

Shares sold	4,126,654	$31,779,736	30,256	$248,185
Reinvestment of distributions	28,858	237,831	1,149	9,575
Shares reacquired	(219,566)	(1,773,767)	(2,564)	(23,221)

Increase	3,935,946	$30,243,800	28,841	$234,539

International Opportunities Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	344,132	$4,181,878	1,150,691	$15,035,819
Converted from Class B*	39,477	494,359	107,995	1,412,156
Reinvestment of distributions	48,225	528,063	28,802	373,845
Shares reacquired	(1,190,915)	(14,375,961)	(1,944,941)	(25,406,734)

Decrease	(759,081)	$(9,171,661)	(657,453)	$(8,584,914)

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class B Shares	Shares	Amount	Shares	Amount

Shares sold	8,135	$96,463	31,006	$395,816
Shares reacquired	(120,752)	(1,387,170)	(257,614)	(3,202,108)
Converted to Class A*	(41,487)	(494,359)	(113,693)	(1,412,156)

Decrease	(154,104)	$(1,785,066)	(340,301)	$(4,218,448)

Class C Shares

Shares sold	83,632	$966,321	198,688	$2,457,879
Reinvestment of distributions	947	9,818	—	—
Shares reacquired	(176,367)	(2,033,312)	(461,967)	(5,736,735)

Decrease	(91,788)	$(1,057,173)	(263,279)	$(3,278,856)

Class F Shares

Shares sold	17,330	$205,130	66,658	$872,261
Reinvestment of distributions	786	8,537	549	7,072
Shares reacquired	(19,985)	(249,784)	(61,873)	(790,038)

Increase (decrease)	(1,869)	$(36,117)	5,334	$89,295

Class I Shares

Shares sold	594,209	$7,156,726	3,731,275	$50,794,344
Reinvestment of distributions	203,773	2,278,186	127,433	1,691,087
Shares reacquired	(2,564,566)	(31,402,749)	(4,065,081)	(52,681,810)

Decrease	(1,766,584)	$(21,967,837)	(206,373)	$(196,379)

Class P Shares

Shares sold	5,540	$70,072	8,696	$113,721
Reinvestment of distributions	435	4,835	223	2,941
Shares reacquired	(4,120)	(51,586)	(10,434)	(143,808)

Increase (decrease)	1,855	$23,321	(1,515)	$(27,146)

Class R2 Shares

Shares sold	627	$7,673	861	$11,208
Reinvestment of distributions	25	268	7	92
Shares reacquired	(2,469)	(29,364)	(408)	(5,415)

Increase (decrease)	(1,817)	$(21,423)	460	$5,885

Class R3 Shares

Shares sold	120,367	$1,443,289	294,165	$3,814,400
Reinvestment of distributions	3,414	36,876	1,137	14,582
Shares reacquired	(113,344)	(1,354,476)	(101,985)	(1,321,638)

Increase	10,437	$125,689	193,317	$2,507,344

Notes to Financial Statements (unaudited)(continued)

Large Cap Value Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	885,422	$8,834,298	983,291	$10,025,497
Converted from Class B*	6,999	71,828	32,060	316,400
Reinvestment of distributions	23,694	207,087	11,199	106,052
Shares reacquired	(498,067)	(4,906,991)	(1,178,029)	(11,810,505)

Increase (decrease)	418,048	$4,206,222	(151,479)	(1,362,556)

Class B Shares

Shares sold	7,932	$73,984	29,810	$302,588
Reinvestment of distributions	217	1,873	—	—
Shares reacquired	(26,817)	(253,323)	(69,656)	(703,388)
Converted to Class A*	(7,097)	(71,828)	(32,613)	(316,400)

Decrease	(25,765)	$(249,294)	(72,459)	$(717,200)

Class C Shares

Shares sold	108,750	$1,067,852	180,158	$1,784,361
Reinvestment of distributions	1,563	13,471	—	—
Shares reacquired	(70,207)	(675,380)	(157,374)	(1,528,827)

Increase	40,106	$405,943	22,784	$255,534

Class F Shares

Shares sold	1,648	$14,980	61,863	$636,347
Reinvestment of distributions	263	2,281	130	1,232
Shares reacquired	(46,049)	(453,833)	(33,857)	(330,788)

Increase (decrease)	(44,138)	$(436,572)	28,136	$306,791

Class I Shares

Shares sold	17,792	$164,026	138,089	$1,491,957
Reinvestment of distributions	4,540	39,768	7,356	69,885
Shares reacquired	(32,051)	(327,639)	(705,618)	(6,548,186)

Decrease	(9,719)	$(123,845)	(560,173)	$(4,986,344)

Class P Shares

Shares sold	—	$—	— (a)	$1
Reinvestment of distributions	12	104	5	45

Increase	12	$104	5	$46

Class R2 Shares

Reinvestment of distributions	7	$66	4	$34

Increase	7	$66	4	$34

Class R3 Shares

Shares sold	7,271	$72,151	16,837	$171,072
Reinvestment of distributions	222	1,934	66	631
Shares reacquired	(6,916)	(64,769)	(4,617)	(47,871)

Increase	577	$9,316	12,286	$123,832

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	10,727,983	$168,193,699	40,572,808	$642,999,510
Converted from Class B*	40,501	643,808	116,216	1,851,249
Reinvestment of distributions	211,564	3,044,400	195,812	2,841,224
Shares reacquired	(11,121,916)	(172,682,162)	(22,941,658)	(347,588,834)

Increase (decrease)	(141,868)	$(800,255)	17,943,178	$300,103,149

Class B Shares

Shares sold	27,602	$420,833	119,334	$1,826,992
Reinvestment of distributions	3,513	48,759	5,846	82,368
Shares reacquired	(89,312)	(1,340,885)	(293,484)	(4,383,470)
Converted to Class A*	(42,062)	(643,808)	(119,985)	(1,851,249)

Decrease	(100,259)	$(1,515,101)	(288,289)	$(4,325,359)

Class C Shares

Shares sold	2,398,102	$36,403,293	10,347,523	$160,773,372
Reinvestment of distributions	56,315	781,662	43,442	611,665
Shares reacquired	(2,271,929)	(34,684,485)	(2,843,088)	(42,098,995)

Increase	182,488	$2,500,470	7,547,877	$119,286,042

Class F Shares

Shares sold	10,206,824	$159,428,139	22,230,832	$355,426,842
Reinvestment of distributions	69,134	998,292	43,212	627,438
Shares reacquired	(7,359,803)	(115,945,411)	(8,596,138)	(131,399,436)

Increase	2,916,155	$44,481,020	13,677,906	$224,654,844

Class I Shares

Shares sold	9,569,455	$151,797,891	10,069,306	$164,687,851
Reinvestment of distributions	70,413	1,025,918	65,097	952,376
Shares reacquired	(2,484,254)	(39,337,193)	(4,207,704)	(65,816,748)

Increase	7,155,614	$113,486,616	5,926,699	$99,823,479

Class P Shares

Shares sold	24,566	$383,702	94,923	$1,521,886
Reinvestment of distributions	796	11,405	1,286	18,586
Shares reacquired	(38,403)	(577,818)	(173,146)	(2,767,227)

Decrease	(13,041)	$(182,711)	(76,937)	$(1,226,755)

Class R2 Shares

Shares sold	369,679	$5,786,617	554,464	$8,612,420
Reinvestment of distributions	1,329	18,938	524	7,548
Shares reacquired	(158,447)	(2,472,249)	(145,378)	(2,272,836)

Increase	212,561	$3,333,306	409,610	$6,347,132

Notes to Financial Statements (unaudited)(concluded)

Value Opportunities Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	1,980,146	$31,032,767	3,878,230	$60,498,976
Reinvestment of distributions	17,214	245,648	6,944	100,002
Shares reacquired	(560,611)	(8,743,514)	(1,018,897)	(16,018,989)

Increase	1,436,749	$22,534,901	2,866,277	$44,579,989

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period June 24, 2011 (commencement of operations) to October 31, 2011.
(a)	Value is less than 1 share.

13.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

14.	SUBSEQUENT EVENTS

After the close of business on June 15, 2012, Fundamental Equity Fund acquired the net assets of Large Cap Value Fund pursuant to a plan of reorganization approved by the shareholders of Large Cap Value Fund on May 18, 2012. The acquisition was accomplished by a tax-free exchange. The total net assets of Fundamental Equity Fund immediately before the transfer were $4,619,436,391. Total net assets of Large Cap Value Fund immediately before the transfer were $39,288,499. Total net assets of Fundamental Equity Fund immediately after the transfer were $4,658,724,890.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2012, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Developing Growth Fund, Inc. – Class I	20.16%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	20.07%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Growth Fund – Class I	9.88%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Value Fund – Class I	9.99%
Lord Abbett Equity Trust – Lord Abbett Small-Cap Blend Fund – Class I	9.90%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class I	19.94%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	10.06%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Align Technology, Inc.	2.09%
Concur Technologies, Inc.	1.91%
SolarWinds, Inc.	1.82%
Incyte Corp.	1.76%
Chart Industries, Inc.	1.74%
Spirit Airlines, Inc.	1.57%
Energy XXI Bermuda Ltd.	1.54%
CoStar Group, Inc.	1.52%
SVB Financial Group	1.50%
Cepheid, Inc.	1.48%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.93%
Consumer Staples	4.21%
Energy	6.60%
Financials	7.18%
Health Care	19.36%
Industrials	12.69%
Information Technology	33.58%
Materials	0.08%
Short-Term Investment	1.37%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

Brunel International NV	2.13%
FP Corp.	1.97%
Viscofan SA	1.88%
easyJet plc	1.64%
Park24 Co., Ltd.	1.59%
Croda International plc	1.53%
Gerresheimer AG	1.50%
Hitachi Kokusai Electric, Inc.	1.48%
Intertek Group plc	1.47%
Ingenico	1.46%

Holdings by Sector*	% of Investments

Consumer Discretionary	17.17%
Consumer Staples	9.66%
Energy	7.55%
Financials	13.73%
Health Care	3.66%
Industrials	20.73%
Information Technology	14.58%
Materials	7.07%
Telecommunication Services	0.77%
Utilities	2.43%
Short-Term Investment	2.65%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments

Body Central Corp.	2.69%
Volterra Semiconductor Corp.	2.40%
Repurchase Agreement	2.34%
Thermon Group Holdings, Inc.	2.27%
EPAM Systems, Inc.	2.19%
Zumiez, Inc.	2.16%
Allot Communications Ltd. (Israel)	1.97%
RDA Microelectronics, Inc. ADR	1.97%
Endologix, Inc.	1.86%
Lumber Liquidators Holdings, Inc.	1.81%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	17.51%
Consumer Staples	0.25%
Energy	2.26%
Financials	6.73%
Health Care	22.03%
Industrials	11.97%
Information Technology	35.07%
Materials	1.84%
Short-Term Investment	2.34%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments

Multi-Color Corp.	2.36%
ICU Medical, Inc.	2.19%
Overhill Farms, Inc.	2.02%
McGrath RentCorp	1.90%
SeaCube Container Leasing Ltd.	1.81%
Chefs’ Warehouse, Inc. (The)	1.81%
CTS Corp.	1.80%
Lithia Motors, Inc. Class A	1.74%
Asbury Automotive Group, Inc.	1.73%
Dorman Products, Inc.	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.20%
Consumer Staples	4.95%
Energy	1.23%
Financials	18.79%
Health Care	7.61%
Industrials	33.31%
Information Technology	10.09%
Materials	9.37%
Utilities	2.00%
Short-Term Investment	1.45%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments

Wolverine World Wide, Inc.	1.95%
Triumph Group, Inc.	1.84%
Middleby Corp. (The)	1.78%
Jones Lang LaSalle, Inc.	1.76%
Semtech Corp.	1.75%
Cardtronics, Inc.	1.71%
Anixter International, Inc.	1.71%
Foster Wheeler AG (Switzerland)	1.63%
Ocwen Financial Corp.	1.60%
Stifel Financial Corp.	1.57%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.21%
Consumer Staples	5.61%
Energy	6.00%
Financials	18.80%
Health Care	10.86%
Industrials	17.53%
Information Technology	17.01%
Materials	6.55%
Short-Term Investment	3.43%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments

Cabot Corp.	2.23%
Chicago Bridge & Iron Co. NV	1.83%
Littelfuse, Inc.	1.62%
Superior Energy Services, Inc.	1.57%
MAXIMUS, Inc.	1.53%
TAL International Group, Inc.	1.37%
Par Pharmaceutical Cos., Inc.	1.36%
Alterra Capital Holdings Ltd.	1.35%
Ryder System, Inc.	1.33%
FleetCor Technologies, Inc.	1.32%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments

Consumer Discretionary	11.67%
Consumer Staples	1.33%
Energy	7.17%
Financials	21.26%
Health Care	6.43%
Industrials	25.08%
Information Technology	15.10%
Materials	9.76%
Utilities	0.74%
Short-Term Investment	1.46%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Watson Pharmaceuticals, Inc.	2.32%
Interpublic Group of Cos., Inc. (The)	2.21%
PerkinElmer, Inc.	1.90%
Comerica, Inc.	1.89%
Reliance Steel & Aluminum Co.	1.75%
Beam, Inc.	1.69%
Arch Capital Group Ltd.	1.67%
Chicago Bridge & Iron Co. NV	1.63%
Tetra Tech, Inc.	1.56%
DaVita, Inc.	1.54%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.20%
Consumer Staples	3.54%
Energy	5.98%
Financials	18.71%
Health Care	7.91%
Industrials	18.41%
Information Technology	15.21%
Materials	10.72%
Utilities	5.06%
Short-Term Investment	2.26%

Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

All Funds other than Growth Leaders Fund

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended August 31, 2011.

As to Alpha Strategy Fund, the Board observed that the investment approach of the Fund was uncommon. It considered the performance of the Fund in comparison to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of the performance universe for the eight-month period, the third quintile for the one-year period, the second quintile for the three-year and ten-year periods, and the first quintile for the five-year period. The Board also observed that the performance was lower than that of the Lipper Small-Cap Core Index for the eight-month and one-year periods and higher than that of the Index for the three-year, five-year and ten-year periods.

Approval of Advisory Contract (continued)

As to Lord Abbett Fundamental Equity Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of the eight-month period, the third quintile in the one-year period, and the first quintile for the three-year, five-year and ten-year periods. The Board observed that the investment performance was higher than that of the Lipper Multi-Cap Core Index for the three-year, five-year, and ten-year periods.

As to International Core Equity Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month and one-year periods, the first quintile for the three-year period, the second quintile for the five-year period, and higher than that of the Lipper International Large-Cap Core Index for each of those periods.

As to International Dividend Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight-month and one-year periods, and the second quintile for the three-year period. The Board observed that the investment performance was higher than that of the Lipper International Multi-Cap Value Index for the eight-month, one-year, and three-year periods.

As to International Opportunities Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the eight-month and one-year periods, the third quintile for the three-year period, and the fifth quintile for the five-year and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper International Small-/Mid-Cap Growth Index for the three-year period and lower than that of the Index for the eight-month, one-year, five-year, and ten-year periods.

As to Large Cap Value Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of the performance universe for the eight-month, one-year, and three-year periods, and the fourth quintile for the five-year period. The Board also observed that the performance was lower than that of the Lipper Large-Cap Value Index for each of those periods.

As to Value Opportunities Fund, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of mid-cap core funds and the second consisting of mid-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of the first performance universe for the eight-month and one-year periods, and the first quintile for the three-year and five-year periods. The Board observed that the investment performance was higher than the Lipper Mid-Cap Core Index for the three-year and five-year periods and lower than that of the Index for the eight-month and one-year periods. The Board observed that the investment performance was in the fourth quintile of the second performance universe for the eight-month period, the third quintile for the one-year period, and the first quintile for the three-year and five-year periods. The Board observed that the investment performance was higher than that of the Lipper Mid-Cap Value Index for the one-year, three-year, and five-year periods, and lower than that of the Index for the eight-month period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that Lord Abbett had changed the portfolio manager

Approval of Advisory Contract (continued)

for Large Cap Value Fund in 2009, naming Mr. Frascarelli to be the portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Alpha Strategy Fund, the Board considered the management fee and the total expenses of the Fund in comparison to two peer groups, the first consisting of passively managed affiliated small-cap core and multi-cap core funds of funds and the second consisting of small-cap core funds that are not funds of funds. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2010 the contractual management fee, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, was approximately four basis points lower than the median of the peer group and the actual management fee, also calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, was three basis points lower than the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and actual management fees were approximately seventy-five basis points below the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended October 31, 2010, the total expense ratio of Class A was approximately twenty basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the first peer group, the total expense ratio of Class F was approximately five basis points above the median of the first peer group, the total expense ratio of Class I was approximately ten basis points above the median of the first peer group, the total expense ratio of Class R2 was approximately twenty basis points above the median of the first peer group, and the total expense ratio of Class R3 was approximately ten basis points above the median of the first peer group. The Board also observed that, taking into account the indirect expenses, for the fiscal year ended October 31, 2010, the total expense ratio of Class A was approximately seven basis points above the median of the second peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the second peer group, the total expense ratio of Class F was approximately seven basis points above the median of the second peer group, the total expense ratio of Class I was approximately fifteen basis points above the median of the second peer group, the total expense ratio of Class R2 was approximately twenty-two basis points above the median of the second peer group, and the total expense ratio of Class R3 was approximately twelve basis points above the median of the second peer group. The Board also noted that the Class A expense ratio did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board noted that effective March 1, 2011 the Fund and Lord Abbett had entered into a management fee waiver agreement under which Lord

Approval of Advisory Contract (continued)

Abbett waived five basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through February 28, 2013, under which it would continue to waive five basis points of its management fee. The Board also noted that Lord Abbett was voluntarily waiving an additional five basis points of its management fee, thereby effectively waiving its entire fee, but that Lord Abbett could cease this voluntary waiver at any time. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Fundamental Equity Fund, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were nine basis points below the median of the peer group and the actual management and administrative services fees were seven basis points below the median of the peer group. The Board also observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Class B, and Class C were approximately sixteen basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points below the median of the peer group, the total expense ratio of Class I was approximately four basis points below the median of the peer group, the total expense ratio of Class P was approximately eight basis points below the median of the peer group, the total expense ratio of Class R2 was approximately six basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to International Core Equity Fund, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately ten basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty-eight basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately twenty-seven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately forty-one basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class I was approximately twelve basis points below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately seven basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for a portion of the fiscal year for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately two basis points higher. The Board noted that for the period from March 1, 2011 through February 29, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. The Board also noted that Lord Abbett proposed to renew the agreement through February 28, 2013. The Board considered the projected expense ratio of each class and how those expense ratios would relate to those of the peer group.

Approval of Advisory Contract (continued)

As to International Dividend Income Fund, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately twenty-three basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty-nine basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class C was approximately forty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately forty basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-seven basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately sixty-eight basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for a portion of the fiscal year for Class R2 and R3 and that had it been operational the expense ratios of Class R2 and Class R3 would have been approximately fifty-five and three basis points higher, respectively. The Board noted that for the period from March 1, 2011 through February 29, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. The Board also noted that Lord Abbett proposed to renew the agreement through February 28, 2013. The Board considered the projected expense ratio of each class and how those expense ratios would relate to those of the peer group.

As to International Opportunities Fund, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately eleven basis points below the median of the peer group and the actual management and administrative services fees were approximately eleven basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately twelve basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately nine basis points above the median of the peer group, the total expense ratio of Class P was approximately three basis points below the median of the peer group, the total expense ratio of Class R2 was approximately twelve basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board noted that effective March 1, 2011 it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.70%, the total expense ratios of Class B and Class C to not more than 2.35%, the total expense ratio of Class F to not more than 1.45%, the total expense ratio of Class I to 1.35%, the total expense ratio of Class R2 to not more than 1.95%, and the total expense ratio of Class R3 to not more than 1.85%. The Board also noted that Lord Abbett proposed not to renew the expense limitation agreement. The Board considered the projected expense ratio of each class and how those expense ratios would relate to those of the peer group.

As to Large Cap Value Fund, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately thirty-two basis points below the median of the peer group and the actual

Approval of Advisory Contract (continued)

management and administrative service fees were approximately twenty-six basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class B was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class C was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class F was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class I was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class P was approximately three basis points above the median of the peer group, the total expense ratio of Class R2 was approximately forty-three basis points below the median of the peer group and the total expense ratio of Class R3 was approximately eight basis points above the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Value Opportunities Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of mid-cap core funds and the second consisting of mid-cap value funds. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately two basis points above the median of the peer group and the actual management and administrative service fees were approximately four basis points above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately ten basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately two basis points above the median of the peer group, the total expense ratio of Class I was eleven basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately sixteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately seven basis points above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately twelve basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately five basis points below the median of the peer group, the total expense ratio of Class I was approximately four basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable

Approval of Advisory Contract (continued)

basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, which for each Fund other than Alpha Strategy Fund had breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Growth Leaders Fund

At the initial organizational meeting for the Fund, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed

Approval of Advisory Contract (continued)

management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper regarding the effective management fee rates and expense ratios for a group of funds with similar objectives (the “peer expense group”), (2) information regarding the distribution arrangements of the Fund, and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord Abbett and Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that Lord Abbett had proposed to enter into an agreement providing that Lord Abbett would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, would not exceed an annual rate of 0.50%.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of

Approval of Advisory Contract (concluded)

scale. The Board concluded that the proposed management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as was to be disclosed in the prospectus of the Fund, had entered into revenue sharing arrangements with certain entities that were expected to distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett was expected to receive as a result of Fund brokerage transactions.

After considering all of the relevant factors, the Board unanimously found that approval of the proposed management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve it. In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows them to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Growth Leaders Fund
Lord Abbett International Core Equity Fund
Lord Abbett International Dividend Income Fund
Lord Abbett International Opportunities Fund
Lord Abbett Large-Cap Value Fund
Lord Abbett Value Opportunities Fund

LST-3-0412 (06/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2012

Lord Abbett Securities Trust
Lord Abbett Micro Cap Growth Fund and Lord Abbett
Micro Cap Value Fund Semiannual Report
For the six-month period ended April 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 through April 30, 2012).

Actual Expenses

          For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/11 – 4/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,152.40	$11.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.55	$10.37
Class I
Actual	$1,000.00	$1,153.60	$ 9.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.79	$ 9.12

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.07% for Class A and 1.82% for Class I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector*	%**
Consumer Discretionary	17.51%
Consumer Staples	0.25%
Energy	2.26%
Financials	6.73%
Health Care	22.03%
Industrials	11.97%
Information Technology	35.07%
Materials	1.84%
Short-Term Investment	2.34%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,135.50	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.69	$10.27
Class I
Actual	$1,000.00	$1,136.50	$ 9.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.93	$ 9.02

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.05% for Class A and 1.80% for Class I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one year period).

Portfolio Holdings Presented by Sector
April 30, 2012

Sector *	%**
Consumer Discretionary	11.20%
Consumer Staples	4.95%
Energy	1.23%
Financials	18.79%
Health Care	7.61%
Industrials	33.31%
Information Technology	10.09%
Materials	9.37%
Utilities	2.00%
Short-Term Investment	1.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
MICRO CAP GROWTH FUND April 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.65%

COMMON STOCKS 97.65%

Air Freight & Logistics 0.86%
Echo Global Logistics, Inc.*	56,611	$964

Auto Components 1.34%
Fuel Systems Solutions, Inc.*	64,034	1,502

Biotechnology 3.64%
Amarin Corp. plc ADR*	67,096	819
Dynavax Technologies Corp.*	366,838	1,838
Genomic Health, Inc.*	49,085	1,407

Total		4,064

Capital Markets 2.43%
Financial Engines, Inc.*	44,121	1,008
WisdomTree Investments, Inc.*	199,700	1,707

Total		2,715

Chemicals 1.04%
Koppers Holdings, Inc.	29,759	1,157

Commercial Banks 3.02%
Home BancShares, Inc.	59,092	1,722
Western Alliance Bancorp*	188,297	1,653

Total		3,375

Communications Equipment 0.98%
Oplink Communications, Inc.*	69,030	1,093

Construction & Engineering 0.95%
MYR Group, Inc.*	63,667	1,065

Diversified Financial Services 0.77%
MarketAxess Holdings, Inc.	25,114	862

Electrical Equipment 3.52%
Capstone Turbine Corp.*	1,272,327	1,387
Thermon Group Holdings, Inc.*	114,360	2,541

Total		3,928

Electronic Equipment, Instruments & Components 2.14%
FARO Technologies, Inc.*	30,764	1,722
Maxwell Technologies, Inc.*	70,797	673

Total		2,395

Energy Equipment & Services 1.55%
Global Geophysical
Services, Inc.*	150,146	1,437
RigNet, Inc.*	17,091	292

Total		1,729

Food Products 0.25%
Annie’s, Inc.*	7,139	284

Health Care Equipment & Supplies 8.15%
Conceptus, Inc.*	82,295	1,546
DexCom, Inc.*	98,349	963
Endologix, Inc.*	139,060	2,083
Insulet Corp.*	30,077	537
NxStage Medical, Inc.*	41,325	703
OraSure Technologies, Inc.*	175,945	2,018
STAAR Surgical Co.*	114,800	1,259

Total		9,109

Health Care Providers & Services 1.21%
Epocrates, Inc.*	53,317	434
MWI Veterinary Supply, Inc.*	9,734	919

Total		1,353

Health Care Technology 3.94%
Greenway Medical
Technologies*	127,956	1,970
HealthStream, Inc.*	57,666	1,322
Vocera Communications, Inc.*	50,060	1,109

Total		4,401

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
MICRO CAP GROWTH FUND April 30, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 3.20%
Caribou Coffee Co., Inc.*	105,847	$1,737
Peet’s Coffee & Tea, Inc.*	23,894	1,836

Total		3,573

Information Technology Services 3.93%
EPAM Systems, Inc.*	118,779	2,452
hiSoft Technology
International Ltd. ADR*	89,409	1,271
ServiceSource International,
Inc.*	40,211	667

Total		4,390

Internet Software & Services 12.18%
Active Network, Inc. (The)*	112,185	1,885
Angie’s List, Inc.*	70,846	988
Bazaarvoice, Inc.*	16,221	321
Carbonite, Inc.*	72,700	581
comScore, Inc.*	84,235	1,678
Constant Contact, Inc.*	44,804	1,083
Cornerstone OnDemand, Inc.*	95,934	1,993
Demandware, Inc.*	34,233	933
Liquidity Services, Inc.*	12,014	641
LivePerson, Inc.*	107,346	1,705
Responsys, Inc.*	140,722	1,798

Total		13,606

Leisure Equipment & Products 1.49%
Shuffle Master, Inc.*	93,946	1,660

Life Sciences Tools & Services 1.65%
Fluidigm Corp.*	118,092	1,843

Machinery 4.79%
Allot Communications Ltd. (Israel)*(a)	89,856	2,205
Dynamic Materials Corp.	50,918	931
Proto Labs, Inc.*	16,655	618
RBC Bearings, Inc.*	34,200	1,603

Total		5,357

Metals & Mining 0.80%
Materion Corp.	36,249	896

Oil, Gas & Consumable Fuels 0.71%
Magnum Hunter Resources Corp.*	127,731	793

Pharmaceuticals 3.44%
Akorn, Inc.*	133,929	1,624
Optimer Pharmaceuticals, Inc.*	104,845	1,552
Sagent Pharmaceuticals, Inc.*	36,958	665

Total		3,841

Road & Rail 0.71%
Zipcar, Inc.*	65,399	788

Semiconductors & Semiconductor Equipment 6.77%
Inphi Corp.*	111,657	1,133
MaxLinear, Inc. Class A*	72,502	352
Monolithic Power Systems, Inc.*	57,471	1,191
RDA Microelectronics, Inc.
ADR*	171,311	2,205
Volterra Semiconductor Corp.*	81,434	2,678

Total		7,559

Software 9.07%
Envivio, Inc.*	94,600	875
Imperva, Inc.*	36,492	1,269
NQ Mobile, Inc. ADR*	113,966	1,325
Proofpoint, Inc.*	105,300	1,380
Sourcefire, Inc.*	27,128	1,383
Synchronoss Technologies,
Inc.*	23,369	732
Tangoe, Inc.*	57,365	1,175
Velti plc (Ireland)*(a)	167,394	2,000

Total		10,139

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
MICRO CAP GROWTH FUND April 30, 2012

Investments	Shares	Fair Value (000)

Specialty Retail 11.48%
America’s Car-Mart, Inc.*	35,598	$1,635
Body Central Corp.*	98,965	3,006
Francesca’s Holdings Corp.*	58,312	1,828
Hibbett Sports, Inc.*	18,719	1,118
Lumber Liquidators Holdings, Inc.*	69,854	2,021
rue21, Inc.*	26,352	800
Zumiez, Inc.*	65,960	2,418

Total		12,826

Thrifts & Mortgage Finance 0.51%
First PacTrust Bancorp, Inc.	51,400	565

Trading Companies & Distributors 1.13%
Rush Enterprises, Inc.
Class A*	69,988	1,265

Total Common Stocks
(cost $89,363,419)		109,097

WARRANT 0.00%

Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp.*(b)
(cost $0)	13,683	—	(c)

Total Long-Term Investments
(cost $89,363,419)		109,097

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.34%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $2,670,000 of Federal Home Loan Bank at 0.24% due 7/25/2013; value: $2,669,324; proceeds: $2,614,115 (cost $2,614,114)	$2,614	$2,614

Total Investments in Securities 99.99%
(cost $91,977,533)		111,711

Other Assets in Excess of Liabilities 0.01%		10

Net Assets 100.00%		$111,721

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $10.50 and expiration date of 10/14/2013.
(c)	Valued at zero as of April 30, 2012.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)
MICRO CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.60%

Aerospace & Defense 0.87%
CPI Aerostructures, Inc.*	70,900	$1,148

Auto Components 3.33%
Dorman Products, Inc.*	47,500	2,270
Drew Industries, Inc.*	71,575	2,131

Total		4,401

Chemicals 6.60%
Balchem Corp.	44,500	1,286
KMG Chemicals, Inc.	109,448	1,887
LSB Industries, Inc.*	56,300	1,910
Quaker Chemical Corp.	41,500	1,801
TPC Group, Inc.*	43,600	1,830

Total		8,714

Commercial Banks 10.94%
Bank of Marin Bancorp	35,000	1,297
Bryn Mawr Bank Corp.	66,682	1,433
MidSouth Bancorp, Inc.	128,800	1,816
Northrim BanCorp, Inc.	68,074	1,493
Sandy Spring Bancorp, Inc.	101,700	1,832
SCBT Financial Corp.	46,260	1,591
Southern National Bancorp of Virginia, Inc.	119,700	826
Sterling Bancorp	212,900	2,025
Washington Banking Co.	153,701	2,143

Total		14,456

Commercial Services & Supplies 9.26%
McGrath RentCorp	85,300	2,510
Mobile Mini, Inc.*	117,100	2,208
Multi-Color Corp.	146,086	3,115
Team, Inc.*	74,800	2,216
TMS International Corp. Class A*	180,800	2,184

Total		12,233

Communications Equipment 1.30%
Bel Fuse, Inc. Class B	96,400	1,715

Computers & Peripherals 0.88%
Electronics for Imaging, Inc.*	65,459	1,168

Construction & Engineering 1.13%
MYR Group, Inc.*	88,900	1,486

Diversified Financial Services 1.52%
Marlin Business Services
Corp.	136,968	2,011

Electrical Equipment 2.90%
AZZ, Inc.	17,800	920
Powell Industries, Inc.*	28,600	933
Thermon Group Holdings, Inc.*	89,200	1,982

Total		3,835

Electronic Equipment, Instruments & Components 3.97%
CTS Corp.	221,525	2,377
Measurement Specialties, Inc.*	40,221	1,437
Methode Electronics, Inc.	169,100	1,429

Total		5,243

Energy Equipment & Services 1.23%
Tesco Corp.*	99,800	1,630

Food & Staples Retailing 2.93%
Chefs’ Warehouse, Inc. (The)*	98,713	2,387
Nash Finch Co.	59,300	1,488

Total		3,875

Food Products 2.02%
Overhill Farms, Inc.*	587,957	2,669

Gas Utilities 0.94%
Chesapeake Utilities Corp.	29,600	1,244

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
MICRO CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 3.52%
ICU Medical, Inc.*	55,100	$2,892
Merit Medical Systems, Inc.*	99,725	1,318
SurModics, Inc.*	29,315	434

Total		4,644

Health Care Providers & Services 4.09%
CorVel Corp.*	26,520	1,153
Gentiva Health Services, Inc.*	105,600	875
Metropolitan Health Networks, Inc.*	191,200	1,430
U.S. Physical Therapy, Inc.	79,845	1,947

Total		5,405

Hotels, Restaurants & Leisure 0.85%
Marcus Corp. (The)	90,232	1,129

Insurance 2.39%
Donegal Group, Inc. Class A	122,908	1,674
Homeowners Choice, Inc.	105,400	1,477

Total		3,151

Machinery 3.80%
Commercial Vehicle Group, Inc.*	146,828	1,562
Dynamic Materials Corp.	89,200	1,631
Kadant, Inc.*	28,509	737
RBC Bearings, Inc.*	23,120	1,084

Total		5,014

Metals & Mining 1.68%
Universal Stainless & Alloy Products, Inc.*	47,831	2,219

Paper & Forest Products 1.10%
Neenah Paper, Inc.	50,875	1,453

Professional Services 3.14%
CDI Corp.	49,871	885
CRA International, Inc.*	83,500	1,707
Exponent, Inc.*	32,439	1,551

Total		4,143

Road & Rail 4.55%
Celadon Group, Inc.	136,700	2,136
Marten Transport Ltd.	97,003	2,044
Roadrunner Transportation Systems, Inc.*	105,300	1,827

Total		6,007

Semiconductors & Semiconductor Equipment 3.94%
AXT, Inc.*	290,819	1,480
Lattice Semiconductor Corp.*	271,500	1,483
Pericom Semiconductor Corp.*	184,627	1,451
Ultra Clean Holdings, Inc.*	114,900	787

Total		5,201

Specialty Retail 7.02%
America’s Car-Mart, Inc.*	41,450	1,904
Asbury Automotive Group, Inc.*	82,100	2,293
Lithia Motors, Inc. Class A	85,800	2,302
Pier 1 Imports, Inc.	44,755	769
Shoe Carnival, Inc.*	103,200	2,006

Total		9,274

Thrifts & Mortgage Finance 3.95%
Brookline Bancorp, Inc.	145,000	1,302
First PacTrust Bancorp, Inc.	157,517	1,731
Territorial Bancorp, Inc.	100,500	2,183

Total		5,216

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)
MICRO CAP VALUE FUND April 30, 2012

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 7.69%
CAI International, Inc.*	105,100	$2,171
Essex Rental Corp.*	366,584	1,441
H&E Equipment Services, Inc.*	103,700	2,001
Rush Enterprises, Inc. Class A*	119,139	2,154
SeaCube Container Leasing Ltd.	128,824	2,390

Total		10,157

Water Utilities 1.06%
Connecticut Water Service, Inc.	50,600	1,404

Total Common Stocks (cost $108,559,919)		130,245

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.45%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $1,930,000 of U.S. Treasury Note at 1.00% due 7/15/2013; value: $1,953,563; proceeds: $1,915,071 (cost $1,915,070)	$1,915	$1,915

Total Investments in Securities 100.05% (cost $110,474,989)		132,160

Liabilities in Excess of Other Assets (0.05)%		(62)

Net Assets 100.00%		$132,098

*	Non-income producing security.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2012

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$91,977,533	$110,474,989

Investments in securities, at fair value	$111,710,752	$132,160,340
Receivables:
Dividends	—	43,468
Investment securities sold	3,014,841	924,944
Capital shares sold	18,009	29,429
Prepaid expenses	4,291	12,337

Total assets	114,747,893	133,170,518

LIABILITIES:
Payables:
Investment securities purchased	2,690,406	808,562
Capital shares reacquired	140,410	32,929
Management fee	137,145	162,119
12b-1 distribution fees	2,798	6,515
Fund administration	3,657	4,323
Trustees’ fees	6,145	8,126
To affiliate (See Note 3)	14,931	14,877
Accrued expenses	31,154	35,169

Total liabilities	3,026,646	1,072,620

NET ASSETS	$111,721,247	$132,097,898

COMPOSITION OF NET ASSETS:
Paid-in capital	$90,641,111	$116,703,294
Accumulated net investment loss	(1,006,783)	(477,943)
Accumulated net realized gain (loss) on investments	2,353,700	(5,812,804)
Net unrealized appreciation on investments	19,733,219	21,685,351

Net Assets	$111,721,247	$132,097,898

Net assets by class:
Class A Shares	$13,111,975	$30,206,993
Class I Shares	$98,609,272	$101,890,905
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	849,972	1,162,845
Class I Shares	6,133,249	3,812,933
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.43	$25.98
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.37	$27.56
Class I Shares-Net asset value	$16.08	$26.72

See Notes to Financial Statements.	11

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2012

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$99,492	$707,288
Interest	101	116

Total investment income	99,593	707,404

Expenses:
Management fee	821,222	953,332
12b-1 distribution plan-Class A	16,344	35,298
Shareholder servicing	8,618	13,670
Professional	20,624	20,658
Reports to shareholders	3,937	4,176
Fund administration	21,899	25,422
Custody	6,089	4,726
Trustees’ fees	1,585	1,802
Registration	14,385	14,257
Subsidy (See Note 3)	100,403	102,654
Other	1,690	1,919

Gross expenses	1,016,796	1,177,914
Expense reductions (See Note 7)	(7)	(13)

Net expenses	1,016,789	1,177,901

Net investment loss	(917,196)	(470,497)

Net realized and unrealized gain:
Net realized gain on investments	3,107,485	2,096,632
Net change in unrealized appreciation/depreciation on investments	13,554,942	14,730,399

Net realized and unrealized gain	16,662,427	16,827,031

Net Increase in Net Assets Resulting From Operations	$15,745,231	$16,356,534

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Micro Cap Growth Fund

INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Operations:
Net investment loss	$(917,196)	$(2,070,238)
Net realized gain on investments	3,107,485	24,812,106
Net change in unrealized appreciation/depreciation on investments	13,554,942	(19,800,201)

Net increase in net assets resulting from operations	15,745,231	2,941,667

Distributions to shareholders from:
Net realized gain
Class A	(2,348,826)	—
Class I	(13,998,254)	—

Total distributions to shareholders	(16,347,080)	—

Capital share transactions (See Note 11):
Net proceeds from sales of shares	2,879,494	14,332,083
Reinvestment of distributions	14,787,271	—
Cost of shares reacquired	(14,548,743)	(11,880,855)

Net increase in net assets resulting from capital share transactions	3,118,022	2,451,228

Net increase in net assets	2,516,173	5,392,895

NET ASSETS:
Beginning of period	$109,205,074	$103,812,179

End of period	$111,721,247	$109,205,074

Accumulated net investment loss	$(1,006,783)	$(89,587)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund

INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Operations:
Net investment loss	$(470,497)	$(1,339,550)
Net realized gain on investments	2,096,632	7,571,775
Net change in unrealized appreciation/depreciation on investments	14,730,399	(9,989,094)

Net increase (decrease) in net assets resulting from operations	16,356,534	(3,756,869)

Capital share transactions (See Note 11):
Net proceeds from sales of shares	1,427,395	29,570,017
Cost of shares reacquired	(6,720,718)	(20,785,659)

Net increase (decrease) in net assets resulting from capital share transactions	(5,293,323)	8,784,358

Net increase in net assets	11,063,211	5,027,489

NET ASSETS:
Beginning of period	$121,034,687	$116,007,198

End of period	$132,097,898	$121,034,687

Accumulated net investment loss	$(477,943)	$(7,446)

14	See Notes to Financial Statements.

Financial Highlights
MICRO CAP GROWTH FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.98		$15.47	$11.32	$9.07	$17.36	$14.18

Investment operations:
Net investment loss(a)	(.14)		(.33)	(.27)	(.19)	(.24)	(.26)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	—		—	—	—	—	—	(b)
Net realized and unrealized gain (loss)	2.05		.84	4.42	2.44	(7.71)	5.83

Total from investment operations	1.91		.51	4.15	2.25	(7.95)	5.57

Distributions to shareholders from:
Net realized gain	(2.46)		—	—	—	(.34)	(2.39)

Net asset value, end of period	$15.43		$15.98	$15.47	$11.32	$9.07	$17.36

Total Return(c)	15.24	%(d)	3.30%	36.66%	24.81%	(46.57)%	45.19	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.03	%(d)	2.07%	2.10%	2.09%	2.09%	2.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.03	%(d)	2.07%	2.10%	2.09%	2.09%	2.09%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.03	%(d)	2.07%	2.11%	2.30%	2.23%	2.48%
Net investment loss	(.94	)%(d)	(1.98)%	(2.03)%	(1.99)%	(1.88)%	(1.76)%

Supplemental Data:

Net assets, end of period (000)	$13,112		$15,271	$13,779	$10,421	$5,264	$9,882
Portfolio turnover rate	43.07	%(d)	120.62%	115.89%	147.34%	173.93%	205.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.	15

Financial Highlights (concluded)
MICRO CAP GROWTH FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$16.52		$15.96	$11.65	$9.31	$17.76	$14.43

Investment operations:
Net investment loss(a)	(.13)		(.30)	(.24)	(.17)	(.22)	(.24)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	—		—	—	—	—	—	(b)
Net realized and unrealized gain (loss)	2.15		.86	4.55	2.51	(7.89)	5.96

Total from investment operations	2.02		.56	4.31	2.34	(8.11)	5.72

Distributions to shareholders from:
Net realized gain	(2.46)		—	—	—	(.34)	(2.39)

Net asset value, end of period	$16.08		$16.52	$15.96	$11.65	$9.31	$17.76

Total Return(c)	15.36	%(d)	3.57%	37.00%	25.13%	(46.41)%	45.49	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.91	%(d)	1.82%	1.85%	1.85%	1.84%	1.85%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.91	%(d)	1.82%	1.85%	1.85%	1.84%	1.84%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.91	%(d)	1.82%	1.86%	2.05%	1.98%	2.04%
Net investment loss	(.82	)%(d)	(1.73)%	(1.78)%	(1.75)%	(1.64)%	(1.52)%

Supplemental Data:

Net assets, end of period (000)	$98,609		$93,934	$90,033	$53,973	$44,336	$56,463
Portfolio turnover rate	43.07	%(d)	120.62%	115.89%	147.34%	173.93%	205.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

16	See Notes to Financial Statements.

Financial Highlights
MICRO CAP VALUE FUND

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$22.88		$23.33	$18.57	$16.94	$28.90	$28.67

Investment operations:
Net investment loss(a)	(.11)		(.29)	(.31)	(.19)	(.22)	(.28)
Net realized and unrealized gain (loss)	3.21		(.16)	5.07	1.82	(9.79)	4.89

Total from investment operations	3.10		(.45)	4.76	1.63	(10.01)	4.61

Distributions to shareholders from:
Net realized gain	—		—	—	—	(1.95)	(4.38)

Net asset value, end of period	$25.98		$22.88	$23.33	$18.57	$16.94	$28.90

Total Return(b)	13.55	%(c)	(1.93)%	25.63%	9.62%	(36.82)%	18.84%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.02	%(c)	2.04%	2.06%	2.10%	2.09%	2.09%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.02	%(c)	2.04%	2.06%	2.10%	2.08%	2.09%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(c)	2.04%	2.06%	2.22%	2.14%	2.20%
Net investment loss	(.47	)%(c)	(1.17)%	(1.48)%	(1.14)%	(.95)%	(1.05)%

Supplemental Data:

Net assets, end of period (000)	$30,207		$26,239	$30,139	$22,730	$17,522	$25,561
Portfolio turnover rate	15.21	%(c)	56.97%	48.03%	42.27%	56.70%	37.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)
MICRO CAP VALUE FUND

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)
			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$23.50		$23.91	$18.98	$17.27	$29.36	$28.99

Investment operations:
Net investment loss(a)	(.09)		(.24)	(.27)	(.15)	(.16)	(.20)
Net realized and unrealized gain (loss)	3.31		(.17)	5.20	1.86	(9.98)	4.95

Total from investment operations	3.22		(.41)	4.93	1.71	(10.14)	4.75

Distributions to shareholders from:
Net realized gain	—		—	—	—	(1.95)	(4.38)

Net asset value, end of period	$26.72		$23.50	$23.91	$18.98	$17.27	$29.36

Total Return(b)	13.65	%(c)	(1.67)%	25.97%	9.90%	(36.68)%	19.16%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.89	%(c)	1.79%	1.81%	1.85%	1.84%	1.83%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.89	%(c)	1.79%	1.81%	1.85%	1.83%	1.83%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.89	%(c)	1.79%	1.81%	1.97%	1.89%	1.93%
Net investment loss	(.34	)%(c)	(.92)%	(1.23)%	(.90)%	(.70)%	(.71)%

Supplemental Data:

Net assets, end of period (000)	$101,891		$94,796	$85,868	$57,977	$47,883	$57,664
Portfolio turnover rate	15.21	%(c)	56.97%	48.03%	42.27%	56.70%	37.11%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of ten funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

19

Notes to Financial Statements (unaudited)(continued)

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns filed remains open for the fiscal years ended October 31, 2008 through October 31, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear class-specific expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

20

Notes to Financial Statements (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing each Fund’s investments carried at fair value:

	Micro Cap Growth Fund					Micro Cap Value Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$109,097	$—	$—		$109,097	$130,245	$—	$—	$130,245
Warrant	—	—	—	(1)	—	—	—	—	—
Repurchase Agreement	—	2,614	—		2,614	—	1,915	—	1,915

Total	$109,097	$2,614	$—		$111,711	$130,245	$1,915	$—	$132,160

*	See Schedule of Investments for fair values in each industry.
(1)	Fair valued at zero as of April 30, 2012. Total assets were zero at the beginning and end of the period.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the six months ended April 30, 2012.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period ended April 30, 2012 and continuing through February 28, 2013, Lord Abbett contractually agreed to waive all or a portion of its management fee for each Fund and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that each class’ total net annual operating expenses, excluding 12b-1 fees, do not exceed an annualized rate of 1.85%. This agreement may be terminated with respect to each Fund only upon the approval of the Funds’ Board of Trustees.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the “Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2012, the percentages of the Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Alpha Strategy Fund were 82.34% and 70.26%, respectively.

21

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at an annual rate of .25% based upon each Fund’s average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 was as follows:

	Micro Cap Growth Fund

	Six Months Ended 4/30/2012 (unaudited)	Year Ended 10/31/2011

Distributions paid from:
Net long-term capital gains	$16,347,080	$—

Total distributions paid	$16,347,080	$—

As of October 31, 2011, the Micro Cap Value Fund had a capital loss carryforward of $7,823,026, set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund

Tax cost	$92,815,202	$110,561,399

Gross unrealized gain	23,514,340	25,474,096
Gross unrealized loss	(4,618,790)	(3,875,155)

Net unrealized security gain	$18,895,550	$21,598,941

22

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Micro Cap Growth Fund	$46,758,531	$60,026,942
Micro Cap Value Fund	19,087,451	23,382,441

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2012.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett entered into an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Funds and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

23

Notes to Financial Statements (unaudited)(continued)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	71,916	$1,071,003	67,906	$1,138,505
Reinvestment of distributions	125,804	1,593,934	—	—
Shares reacquired	(303,505)	(4,084,675)	(2,966)	(45,750)

Increase (decrease)	(105,785)	$(1,419,738)	64,940	$1,092,755

Class I Shares

Shares sold	126,027	$1,808,491	730,124	$13,193,578
Reinvestment of distributions	1,000,253	13,193,337	—	—
Shares reacquired	(677,528)	(10,464,068)	(687,583)	(11,835,105)

Increase	448,752	$4,537,760	42,541	$1,358,473

Micro Cap Value Fund	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	23,400	$596,004	117,157	$2,875,802
Shares reacquired	(7,477)	(184,353)	(262,120)	(5,733,339)

Increase (decrease)	15,923	$411,651	(144,963)	$(2,857,537)

Class I Shares

Shares sold	33,822	$831,391	998,515	$26,694,215
Shares reacquired	(253,925)	(6,536,365)	(557,135)	(15,052,320)

Increase (decrease)	(220,103)	$(5,704,974)	441,380	$11,641,895

24

Notes to Financial Statements (unaudited)(concluded)

12.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

25

Approval of Advisory Contracts

Micro-Cap Growth Fund and Micro-Cap Value Fund

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended August 31, 2011.

As to Micro-Cap Growth Fund, the Board observed the difficulty of comparing the Fund to an appropriate performance universe and peer expense group, given the limited number of registered investment companies having a similar investment strategy, and considered the investment performance of the Fund in comparison to a performance universe of small-cap growth funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth

26

Approval of Advisory Contracts (continued)

quintile for the eight-month period, the fourth quintile for the one-year period, and the first quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Growth Index for the three-year, five-year, and ten-year periods, and lower than that of the Index for the eight month and one-year periods.

As to Micro-Cap Value Fund, the Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment strategy, and considered the investment performance of the Fund in relation to a performance universe consisting of small-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of the performance universe for the eight-month period, the fourth quintile for the one-year period, the fifth quintile for the three-year period, the third quintile for the five-year period, and the first quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Value Index for the eight-month, one-year, three-year, and five-year periods and higher than that of the Index for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Micro-Cap Growth Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of registered investment companies having a similar investment strategy, and instead considered the relationship of the Fund’s expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds, but recognized that the comparison was of limited utility, given the inherent differences between micro-cap equity funds and small-cap equity funds. The Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately forty-seven basis points above the median of the peer group and the actual management and administrative services fees were approximately fifty-six basis points above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer

27

Approval of Advisory Contracts (continued)

group and the total expense ratio of Class I was approximately twenty-eight basis points above the median of the peer group. The Board noted that for the period from March 1, 2011 through February 29, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. The Board also noted that Lord Abbett proposed to renew the agreement through February 28, 2013. The Board considered the projected expense ratios of each class and how those expense ratios would relate to those of the peer group. The Board also observed that the Fund was offered only to institutional investors, employees of Lord Abbett, and Alpha Strategy Fund.

As to Micro-Cap Value Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment strategy, and instead considered the relationship of the Fund’s expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds, but recognized that the comparison was of limited utility, given the inherent differences between micro-cap equity funds and small-cap equity funds. The Board observed that for the fiscal year ended October 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately forty-seven basis points above the median of the peer group and the actual management and administrative services fees were approximately fifty-seven basis points above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately thirty-three basis points above the median of the peer group, and the total expense ratio of Class I was approximately twenty-five basis points above the median of the peer group. The Board noted that for the period from March 1, 2011 through February 29, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. The Board also noted that Lord Abbett proposed to renew the agreement through February 28, 2013. The Board considered the projected expense ratios of each class and how those expense ratios would relate to those of the peer group. The Board also observed that the Fund was offered only to institutional investors, employees of Lord Abbett, and Alpha Strategy Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

28

Approval of Advisory Contracts (concluded)

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had benefited from any such economies of scale, and whether there was potential for realization of any economies of scale. The Board concluded that each existing management fee schedule adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

29

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

30

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Securities Trust
Lord Abbett mutual fund shares are distributed by	Lord Abbett Micro-Cap Growth Fund
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Micro-Cap Value Fund	LAMCVF-3-0412 (06/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012